AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 70.9%
Affiliated Mutual Funds — 6.1%
AST ClearBridge Dividend Growth Portfolio*	1,545,230	$40,593,197
AST Emerging Markets Equity Portfolio*	3,219,842	32,842,389
AST Goldman Sachs Small-Cap Value Portfolio*	408,226	12,397,829
AST High Yield Portfolio*	1,473,941	18,188,429
AST Prudential Core Bond Portfolio*	6,775,477	94,517,903
AST Small-Cap Growth Opportunities Portfolio*	410,911	13,227,231
AST Small-Cap Growth Portfolio*	161,981	13,426,631
AST Small-Cap Value Portfolio*	340,672	12,284,633
AST T. Rowe Price Natural Resources Portfolio*	481,989	12,093,095
AST Western Asset Emerging Markets Debt Portfolio*	1,372,371	17,607,517

Total Affiliated Mutual Funds (cost $229,834,106)(wd)		267,178,854
Common Stocks — 36.0%
Aerospace & Defense — 0.2%
Curtiss-Wright Corp.	8,300	1,047,294
General Dynamics Corp.	11,100	2,175,933
Lockheed Martin Corp.	5,700	1,967,070
Northrop Grumman Corp.	6,564	2,364,025
		7,554,322
Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	59,485	3,740,730
Expeditors International of Washington, Inc.	2,600	309,738
FedEx Corp.	10,418	2,284,563
SG Holdings Co. Ltd. (Japan)	8,700	247,479
United Parcel Service, Inc. (Class B Stock)	2,441	444,506
Yamato Holdings Co. Ltd. (Japan)	37,800	957,455
		7,984,471
Airlines — 0.0%
Alaska Air Group, Inc.*	3,300	193,380
Auto Components — 0.1%
Aisin Corp. (Japan)	44,400	1,598,911
Bridgestone Corp. (Japan)	39,300	1,855,852
Cie Generale des Etablissements Michelin SCA (France)	7,346	1,126,001
Faurecia SE (France)	83	3,888
Magna International, Inc. (Canada)	13,016	979,324
		5,563,976
Automobiles — 0.7%
Bayerische Motoren Werke AG (Germany)	794	76,499
Brilliance China Automotive Holdings Ltd. (China)*	2,892	1,157
BYD Co. Ltd. (China) (Class H Stock)	8,549	266,544
Daimler AG (Germany)	40,914	3,617,014
	Shares	Value

Common Stocks (continued)
Automobiles (cont’d.)
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	6,631	$5,935
Ferrari NV (Italy)	12,994	2,704,613
Ford Motor Co.*	114,101	1,615,670
Geely Automobile Holdings Ltd. (China)	14,059	40,349
General Motors Co.*	19,709	1,038,861
Great Wall Motor Co. Ltd. (China) (Class H Stock)	8,258	30,580
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	7,020	6,195
Hero MotoCorp Ltd. (India)	5,239	199,682
Honda Motor Co. Ltd. (Japan)	3,874	118,548
Isuzu Motors Ltd. (Japan)	225,250	2,947,347
Kia Corp. (South Korea)	4,840	326,927
Mazda Motor Corp. (Japan)*	1,363	11,769
Nissan Motor Co. Ltd. (Japan)*	5,561	27,676
Stellantis NV (XPAR)(a)	23,991	456,105
Stellantis NV (TRQX)	4,911	94,205
Subaru Corp. (Japan)	1,442	26,655
Suzuki Motor Corp. (Japan)	935	41,458
Tesla, Inc.*	12,249	9,498,855
Toyota Motor Corp. (Japan)	173,110	3,072,886
Volkswagen AG (Germany)	879	271,167
Yadea Group Holdings Ltd. (China), 144A	1,685	2,774
Yamaha Motor Co. Ltd. (Japan)	120,804	3,369,959
		29,869,430
Banks — 1.7%
Absa Group Ltd. (South Africa)	36,181	365,539
Australia & New Zealand Banking Group Ltd. (Australia)	104,565	2,102,557
Banco Bilbao Vizcaya Argentaria SA (Spain)	171,644	1,128,977
Bank Hapoalim BM (Israel)	29,047	255,392
Bank Leumi Le-Israel BM (Israel)	298,073	2,541,611
Bank of America Corp.	72,014	3,056,994
Bank of China Ltd. (China) (Class H Stock)	620,000	219,399
Bank of Ireland Group PLC (Ireland)*	73,398	427,461
Bank of Nova Scotia (The) (Canada)	3,119	191,976
Barclays PLC (United Kingdom)	719,899	1,825,671
BNP Paribas SA (France)	50,530	3,226,029
China Construction Bank Corp. (China) (Class H Stock)	1,209,000	861,023
Citigroup, Inc.	47,900	3,361,622
Citizens Financial Group, Inc.	14,400	676,512
Commonwealth Bank of Australia (Australia)	44,951	3,353,384
Credit Agricole SA (France)	104,640	1,440,285
DBS Group Holdings Ltd. (Singapore)	246,600	5,457,018
DNB Bank ASA (Norway)	24,036	548,379
East West Bancorp, Inc.	2,475	191,912
FNB Corp.	25,300	293,986
Hana Financial Group, Inc. (South Korea)	12,013	466,150
HSBC Holdings PLC (United Kingdom)	50,540	264,385
A1

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	340,000	$188,470
Israel Discount Bank Ltd. (Israel) (Class A Stock)*	35,931	190,803
JPMorgan Chase & Co.	36,324	5,945,876
KB Financial Group, Inc. (South Korea)	8,323	388,178
KBC Group NV (Belgium)	6,573	589,855
KeyCorp	69,500	1,502,590
Lloyds Banking Group PLC (United Kingdom)	1,886,848	1,169,293
Mitsubishi UFJ Financial Group, Inc. (Japan)	855,600	5,026,419
Mizuho Financial Group, Inc. (Japan)	57,600	815,734
National Australia Bank Ltd. (Australia)	115,291	2,283,187
NatWest Group PLC (United Kingdom)	224,461	677,494
Nordea Bank Abp (Finland)	325,705	4,207,749
Oversea-Chinese Banking Corp. Ltd. (Singapore)	85,500	717,819
Pinnacle Financial Partners, Inc.	1,144	107,628
PNC Financial Services Group, Inc. (The)	12,810	2,506,148
Popular, Inc. (Puerto Rico)	4,200	326,214
Regions Financial Corp.	79,500	1,694,145
Sberbank of Russia PJSC (Russia), ADR	53,885	1,010,598
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	93,538	1,319,830
Sumitomo Mitsui Financial Group, Inc. (Japan)	24,500	860,510
SVB Financial Group*	300	194,064
Svenska Handelsbanken AB (Sweden) (Class A Stock)	37,689	422,931
Synovus Financial Corp.	21,800	956,802
Tisco Financial Group PCL (Thailand)	239,200	644,953
Toronto-Dominion Bank (The) (Canada)	7,698	509,614
Truist Financial Corp.	19,792	1,160,801
U.S. Bancorp	8,648	514,037
United Overseas Bank Ltd. (Singapore)	30,100	568,145
Wells Fargo & Co.	91,216	4,233,335
Wintrust Financial Corp.	1,603	128,833
		73,118,317
Beverages — 0.4%
Ambev SA (Brazil)	86,200	242,656
Carlsberg A/S (Denmark) (Class B Stock)	2,668	435,655
Coca-Cola Co. (The)	82,665	4,337,433
Coca-Cola Europacific Partners PLC (United Kingdom)	17,255	954,029
Coca-Cola HBC AG (Russia)*	61,028	1,961,450
Diageo PLC (United Kingdom)	6,693	323,404
Diageo PLC (United Kingdom), ADR	4,235	817,355
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	7,600	194,274
Kirin Holdings Co. Ltd. (Japan)	37,300	690,650
PepsiCo, Inc.	21,723	3,267,357
	Shares	Value

Common Stocks (continued)
Beverages (cont’d.)
Pernod Ricard SA (France)	11,408	$2,515,786
Remy Cointreau SA (France)	7,130	1,382,381
		17,122,430
Biotechnology — 0.4%
AbbVie, Inc.	46,221	4,985,859
Argenx SE (Netherlands), ADR*	5,339	1,612,378
Biogen, Inc.*	814	230,354
BioNTech SE (Germany), ADR*(a)	6,221	1,698,271
Exelixis, Inc.*	34,600	731,444
Horizon Therapeutics PLC*	11,400	1,248,756
Moderna, Inc.*	1,300	500,318
Regeneron Pharmaceuticals, Inc.*	4,254	2,574,436
United Therapeutics Corp.*	3,000	553,740
Vertex Pharmaceuticals, Inc.*	11,300	2,049,707
		16,185,263
Building Products — 0.3%
AGC, Inc. (Japan)	4,900	252,803
Carlisle Cos., Inc.	3,000	596,370
Carrier Global Corp.	39,900	2,065,224
Cie de Saint-Gobain (France)	56,250	3,788,267
Fortune Brands Home & Security, Inc.	3,000	268,260
Geberit AG (Switzerland)	946	696,028
Johnson Controls International PLC	19,897	1,354,588
Kingspan Group PLC (Ireland)	3,967	389,836
Nibe Industrier AB (Sweden) (Class B Stock)	36,784	464,607
Trane Technologies PLC	860	148,479
Xinyi Glass Holdings Ltd. (Hong Kong)	976,000	2,914,827
		12,939,289
Capital Markets — 0.9%
3i Group PLC (United Kingdom)	24,925	427,732
Abrdn PLC (United Kingdom)	812,972	2,788,261
Ameriprise Financial, Inc.	1,273	336,225
Amundi SA (France), 144A	14,598	1,229,652
Apollo Global Management, Inc.	11,926	734,522
Bank of New York Mellon Corp. (The)	12,400	642,816
BlackRock, Inc.	1,700	1,425,722
Cboe Global Markets, Inc.	2,100	260,106
Daiwa Securities Group, Inc. (Japan)	38,707	225,711
Evercore, Inc. (Class A Stock)	3,500	467,845
Goldman Sachs Group, Inc. (The)	11,235	4,247,167
IG Group Holdings PLC (United Kingdom)	72,658	791,037
Invesco Ltd.	19,200	462,912
Julius Baer Group Ltd. (Switzerland)	62,029	4,118,587
KKR & Co., Inc.	15,306	931,829
Lazard Ltd. (Class A Stock)	2,778	127,232
Macquarie Group Ltd. (Australia)	12,034	1,564,841
Moody’s Corp.	6,400	2,272,704
Morgan Stanley	6,993	680,489
Morningstar, Inc.	253	65,535
MSCI, Inc.	2,200	1,338,348
Nasdaq, Inc.	2,200	424,644
Northern Trust Corp.	15,500	1,671,055

A2

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
Partners Group Holding AG (Switzerland)	610	$953,668
Raymond James Financial, Inc.	10,300	950,484
S&P Global, Inc.	1,120	475,877
Schroders PLC (United Kingdom)	29,868	1,438,578
St. James’s Place PLC (United Kingdom)	9,398	190,511
State Street Corp.	20,800	1,762,176
Stifel Financial Corp.	9,700	659,212
UBS Group AG (Switzerland)	381,155	6,112,395
		39,777,873
Chemicals — 0.5%
Arkema SA (France)	1,554	205,666
Asahi Kasei Corp. (Japan)	32,800	347,905
Celanese Corp.	4,200	632,688
Chemours Co. (The)	22,400	650,944
Covestro AG (Germany), 144A	48,257	3,295,746
Dow, Inc.	17,085	983,413
DuPont de Nemours, Inc.	26,500	1,801,735
Eastman Chemical Co.	3,326	335,061
Evonik Industries AG (Germany)	5,377	168,831
Givaudan SA (Switzerland)	530	2,422,776
ICL Group Ltd. (Israel)	26,796	194,854
Linde PLC (United Kingdom) (NYSE)	422	123,806
Linde PLC (United Kingdom) (SGMX)	2,186	645,106
Mitsui Chemicals, Inc. (Japan)	88,900	2,969,592
Mosaic Co. (The)	51,600	1,843,152
Nitto Denko Corp. (Japan)	8,900	632,607
Olin Corp.	3,600	173,700
Orbia Advance Corp. SAB de CV (Mexico)	76,449	196,257
PPG Industries, Inc.	3,122	446,477
Sherwin-Williams Co. (The)	1,200	335,676
Solvay SA (Belgium)	2,030	247,256
Sumitomo Chemical Co. Ltd. (Japan)	37,100	193,328
Toray Industries, Inc. (Japan)	36,400	232,523
Tosoh Corp. (Japan)	76,700	1,392,027
Westlake Chemical Corp.	17,903	1,631,679
Yara International ASA (Brazil)	4,752	235,681
		22,338,486
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	72,187	557,988
Copart, Inc.*	12,300	1,706,256
Rentokil Initial PLC (United Kingdom)	50,224	394,254
Republic Services, Inc.	4,100	492,246
Securitas AB (Sweden) (Class B Stock)	10,739	169,714
		3,320,458
Communications Equipment — 0.1%
Ciena Corp.*	1,322	67,885
Cisco Systems, Inc.	28,060	1,527,306
Motorola Solutions, Inc.	8,100	1,881,792
Nokia OYJ (Finland)*	145,782	802,563
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	44,425	500,588
	Shares	Value

Common Stocks (continued)
Communications Equipment (cont’d.)
Ubiquiti, Inc.(a)	3,600	$1,075,212
VTech Holdings Ltd. (Hong Kong)	41,800	304,577
		6,159,923
Construction & Engineering — 0.1%
Eiffage SA (France)	8,545	863,941
Ferrovial SA (Spain)	22,833	665,051
Skanska AB (Sweden) (Class B Stock)	63,484	1,592,328
Vinci SA (France)	24,486	2,543,857
		5,665,177
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	64,000	345,251
HeidelbergCement AG (Germany)	39,070	2,917,781
Holcim Ltd. (Switzerland)*	19,658	949,421
		4,212,453
Consumer Finance — 0.1%
AEON Financial Service Co. Ltd. (Japan)	21,600	272,743
Capital One Financial Corp.	17,340	2,808,560
Discover Financial Services	8,800	1,081,080
OneMain Holdings, Inc.	25,500	1,410,915
		5,573,298
Containers & Packaging — 0.1%
Avery Dennison Corp.	8,470	1,755,069
Crown Holdings, Inc.	2,576	259,609
Smurfit Kappa Group PLC (Ireland)	6,680	347,555
Transcontinental, Inc. (Canada) (Class A Stock)	39,640	629,683
Westrock Co.	3,300	164,439
		3,156,355
Distributors — 0.0%
Genuine Parts Co.	8,800	1,066,824
LKQ Corp.*	12,600	634,032
		1,700,856
Diversified Consumer Services — 0.0%
Service Corp. International	10,702	644,902
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc. (Class B Stock)*	22,400	6,113,856
Chailease Holding Co. Ltd. (Taiwan)	70,000	614,471
Industrivarden AB (Sweden) (Class C Stock)	21,104	653,636
		7,381,963
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	105,100	2,838,751
Deutsche Telekom AG (Germany)	48,018	964,271
Hellenic Telecommunications Organization SA (Greece)	28,847	541,291
Koninklijke KPN NV (Netherlands)	424,490	1,336,607
Swisscom AG (Switzerland)	4,615	2,659,383

A3

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Telefonica SA (Spain)	565,152	$2,640,098
United Internet AG (Germany)	4,234	164,121
Verizon Communications, Inc.	67,100	3,624,071
		14,768,593
Electric Utilities — 0.6%
Avangrid, Inc.(a)	17,900	869,940
Chubu Electric Power Co., Inc. (Japan)	19,900	235,608
CLP Holdings Ltd. (Hong Kong)	56,000	538,662
Electricite de France SA (France)	31,239	393,363
Endesa SA (Spain)	64,097	1,292,416
Enel SpA (Italy)	209,877	1,616,398
Energisa SA (Brazil), UTS	68,100	550,602
Entergy Corp.	16,700	1,658,477
Evergy, Inc.	12,700	789,940
Exelon Corp.	15,000	725,100
FirstEnergy Corp.	32,400	1,154,088
Fortum OYJ (Finland)	98,265	2,986,133
Hawaiian Electric Industries, Inc.	17,860	729,224
Iberdrola SA (Spain)	198,088	1,988,292
NextEra Energy, Inc.	10,320	810,326
OGE Energy Corp.	5,100	168,096
Power Assets Holdings Ltd. (Hong Kong)	35,500	208,429
Red Electrica Corp. SA (Spain)	95,732	1,919,254
Southern Co. (The)	20,500	1,270,385
SSE PLC (United Kingdom)	168,297	3,557,386
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	86,413	573,469
Xcel Energy, Inc.	6,179	386,188
		24,421,776
Electrical Equipment — 0.4%
ABB Ltd. (Switzerland)	127,318	4,262,451
Acuity Brands, Inc.	1,200	208,044
AMETEK, Inc.	13,334	1,653,550
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)	29,814	2,418,923
Eaton Corp. PLC	4,687	699,816
Emerson Electric Co.	25,599	2,411,426
Legrand SA (France)	12,524	1,341,370
Mitsubishi Electric Corp. (Japan)	46,400	645,182
Regal Beloit Corp.(a)	3,500	526,190
Schneider Electric SE	23,403	3,890,863
Signify NV (Netherlands), 144A	10,507	524,332
		18,582,147
Electronic Equipment, Instruments & Components — 0.3%
AU Optronics Corp. (Taiwan)	305,000	191,485
CDW Corp.	3,000	546,060
Corning, Inc.	17,573	641,239
Hexagon AB (Sweden) (Class B Stock)	50,438	779,743
Hon Hai Precision Industry Co. Ltd. (Taiwan)	95,000	354,694
Jabil, Inc.	3,100	180,947
Keyence Corp. (Japan)	9,529	5,690,679
Littelfuse, Inc.	502	137,181
	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Murata Manufacturing Co. Ltd. (Japan)	8,500	$757,797
Shimadzu Corp. (Japan)	18,100	794,666
SYNNEX Corp.	9,400	978,540
Zebra Technologies Corp. (Class A Stock)*	2,100	1,082,382
		12,135,413
Energy Equipment & Services — 0.0%
Halliburton Co.	81,500	1,762,030
Entertainment — 0.6%
Activision Blizzard, Inc.	9,800	758,422
DeNA Co. Ltd. (Japan)	23,500	435,479
Electronic Arts, Inc.	9,900	1,408,275
GungHo Online Entertainment, Inc. (Japan)	33,200	610,661
Konami Holdings Corp. (Japan)	19,353	1,211,339
NetEase, Inc. (China)	4,400	74,871
NetEase, Inc. (China), ADR	7,431	634,607
Netflix, Inc.*	7,805	4,763,704
Nintendo Co. Ltd. (Japan)	9,500	4,593,036
Roku, Inc.*	279	87,425
Sea Ltd. (Taiwan), ADR*	20,161	6,425,916
Walt Disney Co. (The)*	17,734	3,000,061
World Wrestling Entertainment, Inc. (Class A Stock)(a)	18,000	1,012,680
		25,016,476
Equity Real Estate Investment Trusts (REITs) — 7.7%
Acadia Realty Trust	343,909	7,019,183
Alexandria Real Estate Equities, Inc.	2,027	387,299
American Campus Communities, Inc.	131,071	6,350,390
American Homes 4 Rent (Class A Stock)	208,025	7,929,913
American Tower Corp.	900	238,869
Apartment Income REIT Corp.	21,000	1,025,010
AvalonBay Communities, Inc.	4,816	1,067,418
Boston Properties, Inc.	64,145	6,950,111
Brixmor Property Group, Inc.	10,600	234,366
Camden Property Trust	103,239	15,224,655
Community Healthcare Trust, Inc.	61,401	2,774,711
Cousins Properties, Inc.	3,395	126,600
Crown Castle International Corp.	981	170,027
CubeSmart	109,794	5,319,519
CyrusOne, Inc.	15,189	1,175,781
Dexus (Australia)	301,960	2,342,531
Digital Realty Trust, Inc.	76,538	11,055,914
Duke Realty Corp.	161,706	7,740,866
EPR Properties	106,249	5,246,576
Equinix, Inc.	24,214	19,132,208
Equity Residential	156,598	12,671,910
Essential Properties Realty Trust, Inc.	315,487	8,808,397
Essex Property Trust, Inc.	48,254	15,428,734
Extra Space Storage, Inc.	42,053	7,064,484
Federal Realty Investment Trust	59,553	7,026,659
First Industrial Realty Trust, Inc.	57,721	3,006,110
Gaming & Leisure Properties, Inc.	4,141	191,811
Global Medical REIT, Inc.	465,514	6,843,056

A4

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Goodman Group (Australia)	103,296	$1,596,181
Highwoods Properties, Inc.	145,491	6,381,235
Host Hotels & Resorts, Inc.*(a)	263,042	4,295,476
Invitation Homes, Inc.	205,222	7,866,159
Japan Real Estate Investment Corp. (Japan)	35	210,271
JBG SMITH Properties	56,345	1,668,375
Kilroy Realty Corp.	36,722	2,431,364
Kimco Realty Corp.	226,766	4,705,395
Lamar Advertising Co. (Class A Stock)	12,600	1,429,470
Life Storage, Inc.	81,843	9,390,666
Link REIT (Hong Kong)	53,600	458,903
Medical Properties Trust, Inc.	28,400	569,988
MGM Growth Properties LLC (Class A Stock)	104,627	4,007,214
National Retail Properties, Inc.	45,386	1,960,221
NETSTREIT Corp.	131,197	3,102,809
Orix JREIT, Inc. (Japan)	350	609,380
Park Hotels & Resorts, Inc.*	71,287	1,364,433
Pebblebrook Hotel Trust(a)	200,406	4,491,098
Phillips Edison & Co., Inc.(a)	114,484	3,515,804
Prologis, Inc.	237,807	29,828,132
Public Storage	24,642	7,321,138
Rexford Industrial Realty, Inc.	154,063	8,743,075
SBA Communications Corp.	6,867	2,270,024
Simon Property Group, Inc.	124,421	16,170,997
Spirit Realty Capital, Inc.	124,829	5,747,127
Stockland (Australia)	684,560	2,184,241
Sun Communities, Inc.	11,410	2,111,991
Tritax Big Box REIT PLC (United Kingdom)	88,405	253,171
UDR, Inc.(a)	186,836	9,898,571
Ventas, Inc.	33,782	1,865,104
VICI Properties, Inc.(a)	82,904	2,355,303
Welltower, Inc.	314,647	25,926,913
Weyerhaeuser Co.	52,900	1,881,653
		339,164,990
Food & Staples Retailing — 0.4%
BIM Birlesik Magazalar A/S (Turkey)	32,630	234,254
Carrefour SA (France)	15,546	279,413
Coles Group Ltd. (Australia)	20,142	245,636
Costco Wholesale Corp.	2,327	1,045,637
Etablissements Franz Colruyt NV (Belgium)	2,883	147,480
ICA Gruppen AB (Sweden)	4,107	188,578
Kesko OYJ (Finland) (Class B Stock)	7,506	258,993
Koninklijke Ahold Delhaize NV (Netherlands)	125,364	4,169,252
Kroger Co. (The)	7,400	299,182
Seven & i Holdings Co. Ltd. (Japan)	23,600	1,072,177
Sugi Holdings Co. Ltd. (Japan)	3,500	254,234
Sysco Corp.	10,801	847,878
Tesco PLC (United Kingdom)	709,878	2,415,131
Walgreens Boots Alliance, Inc.	24,500	1,152,725
Wal-Mart de Mexico SAB de CV (Mexico)	124,647	422,404
	Shares	Value

Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Walmart, Inc.	28,485	$3,970,239
		17,003,213
Food Products — 0.5%
Ajinomoto Co., Inc. (Japan)	6,300	185,950
Archer-Daniels-Midland Co.	20,100	1,206,201
Bunge Ltd.	8,500	691,220
Darling Ingredients, Inc.*	1,829	131,505
Gruma SAB de CV (Mexico) (Class B Stock)	23,475	268,328
Hershey Co. (The)	5,070	858,098
Inghams Group Ltd. (Australia)	88,658	262,617
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	56,300	328,533
JBS SA	48,475	329,175
Kraft Heinz Co. (The)	17,100	629,622
Mondelez International, Inc. (Class A Stock)	17,100	994,878
Nestle SA (Switzerland)	76,539	9,230,114
NH Foods Ltd. (Japan)	4,200	158,335
Orkla ASA (Norway)	156,291	1,435,715
Tyson Foods, Inc. (Class A Stock)	21,700	1,712,998
Viscofan SA (Spain)	2,828	185,092
Wilmar International Ltd. (China)	659,700	2,035,449
		20,643,830
Gas Utilities — 0.0%
Enagas SA (Spain)	8,598	191,026
Osaka Gas Co. Ltd. (Japan)	9,600	175,966
Snam SpA (Italy)	52,259	289,723
		656,715
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	20,187	2,384,690
Alcon, Inc. (Switzerland)	8,470	687,311
Align Technology, Inc.*	3,339	2,221,871
Baxter International, Inc.	5,500	442,365
Boston Scientific Corp.*	62,567	2,714,782
Cooper Cos., Inc. (The)	179	73,982
Danaher Corp.	12,606	3,837,771
DENTSPLY SIRONA, Inc.	10,400	603,720
Edwards Lifesciences Corp.*	17,100	1,935,891
Envista Holdings Corp.*	18,200	760,942
Hoya Corp. (Japan)	9,300	1,451,844
Intuitive Surgical, Inc.*	2,359	2,345,200
Koninklijke Philips NV (Netherlands)	26,524	1,177,575
Medtronic PLC	15,909	1,994,193
Menicon Co. Ltd. (Japan)	40,254	1,565,600
Olympus Corp. (Japan)	9,100	199,686
Sonova Holding AG (Switzerland)	9,363	3,548,326
Straumann Holding AG (Switzerland)	1,695	3,048,610
Stryker Corp.	12,329	3,251,404
Teleflex, Inc.	1,100	414,205
		34,659,968
Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc.*	2,998	191,212

A5

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Amplifon SpA (Italy)	19,104	$909,624
Anthem, Inc.	7,000	2,609,600
Centene Corp.*	3,694	230,173
Cigna Corp.	8,323	1,665,932
CVS Health Corp.	21,200	1,799,032
Fresenius Medical Care AG & Co. KGaA (Germany)	5,500	386,628
Fresenius SE & Co. KGaA (Germany)	70,009	3,354,089
H.U. Group Holdings, Inc. (Japan)	13,800	375,770
HCA Healthcare, Inc.	4,400	1,067,968
Laboratory Corp. of America Holdings*	3,377	950,423
Medipal Holdings Corp. (Japan)	99,900	1,885,034
Molina Healthcare, Inc.*	3,254	882,843
Sonic Healthcare Ltd. (Australia)	104,969	3,054,806
UnitedHealth Group, Inc.	10,287	4,019,542
Universal Health Services, Inc. (Class B Stock)	1,100	152,207
		23,534,883
Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	3,600	1,037,412
Hotels, Restaurants & Leisure — 0.7%
Accor SA (France)*	4,909	175,714
Aramark	5,621	184,706
Basic-Fit NV (Netherlands), 144A*	1,446	66,190
Booking Holdings, Inc.*	1,200	2,848,644
Caesars Entertainment, Inc.*	2,000	224,560
Carnival Corp.*	30,835	771,183
Choice Hotels International, Inc.	826	104,382
Darden Restaurants, Inc.	5,492	831,873
Domino’s Pizza Enterprises Ltd. (Australia)	1,659	191,132
Evolution AB (Sweden), 144A	22,436	3,412,310
Flutter Entertainment PLC (Ireland)*	2,628	518,069
Greggs PLC (United Kingdom)	9,842	392,057
Hilton Worldwide Holdings, Inc.*	4,695	620,256
Hyatt Hotels Corp. (Class A Stock)*	2,003	154,431
InterContinental Hotels Group PLC (United Kingdom)*	2,938	187,617
La Francaise des Jeux SAEM (France), 144A	3,539	182,177
Marriott International, Inc. (Class A Stock)*	17,956	2,659,104
Marriott Vacations Worldwide Corp.	699	109,974
McDonald’s Corp.	21,134	5,095,619
McDonald’s Holdings Co. Japan Ltd. (Japan)	64,840	3,062,507
Melia Hotels International SA (Spain)*	4,652	34,498
MGM Resorts International	23,648	1,020,411
Norwegian Cruise Line Holdings Ltd.*	10,926	291,834
Penn National Gaming, Inc.*	868	62,895
Royal Caribbean Cruises Ltd.*	7,401	658,319
Starbucks Corp.	27,700	3,055,587
Tabcorp Holdings Ltd. (Australia)	198,689	696,995
Whitbread PLC (United Kingdom)*	2,840	125,557
Wyndham Hotels & Resorts, Inc.	1,329	102,586
Yum China Holdings, Inc. (China)(a)	17,560	1,020,412
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Yum! Brands, Inc.	5,150	$629,897
		29,491,496
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	20,664	182,230
D.R. Horton, Inc.	10,011	840,624
Iida Group Holdings Co. Ltd. (Japan)	118,000	3,033,795
Lennar Corp. (Class A Stock)	1,482	138,834
Panasonic Corp. (Japan)	30,100	373,411
Persimmon PLC (United Kingdom)	8,869	319,188
PulteGroup, Inc.	9,300	427,056
Sekisui House Ltd. (Japan)	15,800	331,946
Sony Group Corp. (Japan)	8,600	954,244
Tempur Sealy International, Inc.	15,600	723,996
Toll Brothers, Inc.	1,439	79,562
		7,404,886
Household Products — 0.1%
Essity AB (Sweden) (Class B Stock)	6,426	199,396
Henkel AG & Co. KGaA (Germany)	2,661	229,135
Procter & Gamble Co. (The)	37,900	5,298,420
		5,726,951
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	58,000	1,324,140
Industrial Conglomerates — 0.3%
3M Co.	5,800	1,017,436
DCC PLC (United Kingdom)	37,218	3,098,038
General Electric Co.	22,561	2,324,460
Hitachi Ltd. (Japan)	23,500	1,389,691
Honeywell International, Inc.	17,412	3,696,219
Siemens AG (Germany)	2,836	463,614
		11,989,458
Insurance — 0.9%
Aflac, Inc.	10,400	542,152
AIA Group Ltd. (Hong Kong)	74,000	855,090
Alleghany Corp.*	209	130,502
Allianz SE (Germany)	23,682	5,330,147
American International Group, Inc.	12,800	702,592
Aon PLC (Class A Stock)	1,200	342,924
Arthur J. Gallagher & Co.	1,300	193,245
AXA SA (France)	40,260	1,117,660
Axis Capital Holdings Ltd.	2,701	124,354
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	276,200	821,446
Chubb Ltd.	11,846	2,055,044
Dai-ichi Life Holdings, Inc. (Japan)	171,900	3,787,432
Fairfax Financial Holdings Ltd. (Canada)	2,350	948,665
Fidelity National Financial, Inc.	22,200	1,006,548
Gjensidige Forsikring ASA (Norway)	8,589	190,317
Hartford Financial Services Group, Inc. (The)	11,700	821,925
iA Financial Corp., Inc. (Canada)	5,936	336,776
Japan Post Holdings Co. Ltd. (Japan)	377,100	3,181,174

A6

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Japan Post Insurance Co. Ltd. (Japan)	9,800	$178,148
Lincoln National Corp.	10,100	694,375
Manulife Financial Corp. (Canada)	62,716	1,207,182
Markel Corp.*	300	358,539
Marsh & McLennan Cos., Inc.	13,658	2,068,231
Medibank Private Ltd. (Australia)	79,442	203,806
MetLife, Inc.	39,435	2,434,323
NN Group NV (Netherlands)	65,137	3,402,649
Old Republic International Corp.	23,600	545,868
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	474,000	460,580
Poste Italiane SpA (Italy), 144A	119,817	1,646,778
Progressive Corp. (The)	2,004	181,142
Reinsurance Group of America, Inc.	8,000	890,080
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	4,569	904,263
Travelers Cos., Inc. (The)	7,200	1,094,472
		38,758,429
Interactive Media & Services — 0.9%
Alphabet, Inc. (Class A Stock)*	5,916	15,816,544
Alphabet, Inc. (Class C Stock)*	3,350	8,928,789
Auto Trader Group PLC (United Kingdom), 144A	25,896	204,157
Baidu, Inc. (China) (Class A Stock)*	3,400	65,763
carsales.com Ltd. (Australia)	16,969	306,939
Facebook, Inc. (Class A Stock)*	39,175	13,295,603
Kuaishou Technology (China), 144A*	4,500	48,358
NAVER Corp. (South Korea)	1,697	552,398
REA Group Ltd. (Australia)	2,358	267,691
Tencent Holdings Ltd. (China)	34,100	2,053,973
		41,540,215
Internet & Direct Marketing Retail — 0.7%
Alibaba Group Holding Ltd. (China)*	27,500	508,000
Alibaba Group Holding Ltd. (China), ADR*	1,860	275,373
Amazon.com, Inc.*	5,842	19,191,204
DoorDash, Inc. (Class A Stock)*	3,800	782,724
eBay, Inc.	11,400	794,238
JD.com, Inc. (China), ADR*	5,339	385,689
Meituan (China) (Class B Stock), 144A*	7,900	251,757
MercadoLibre, Inc. (Argentina)*	3,305	5,550,417
Qurate Retail, Inc. (Class A Stock)	30,500	310,795
Zalando SE (Germany), 144A*	2,707	247,577
ZOZO, Inc. (Japan)	98,100	3,670,879
		31,968,653
IT Services — 1.3%
Accenture PLC (Class A Stock)	9,000	2,879,280
Adyen NV (Netherlands), 144A*	3,089	8,622,121
Affirm Holdings, Inc.*	708	84,344
Akamai Technologies, Inc.*(a)	7,400	773,966
Automatic Data Processing, Inc.	11,700	2,339,064
Capgemini SE (France)	4,113	854,645
	Shares	Value

Common Stocks (continued)
IT Services (cont’d.)
Cognizant Technology Solutions Corp. (Class A Stock)	2,200	$163,262
Concentrix Corp.*	6,600	1,168,200
Dlocal Ltd. (Uruguay)*(a)	21,780	1,188,317
EPAM Systems, Inc.*	3,600	2,053,728
Fidelity National Information Services, Inc.	4,200	511,056
Fiserv, Inc.*	21,100	2,289,350
FleetCor Technologies, Inc.*	947	247,423
Fujitsu Ltd. (Japan)	30,400	5,513,939
Gartner, Inc.*	5,659	1,719,657
Global Payments, Inc.	4,400	693,352
Globant SA*	6,223	1,748,725
GMO Payment Gateway, Inc. (Japan)	12,481	1,582,294
Mastercard, Inc. (Class A Stock)	16,469	5,725,942
PayPal Holdings, Inc.*	10,343	2,691,352
Shopify, Inc. (Canada) (Class A Stock)*	3,762	5,100,444
Snowflake, Inc. (Class A Stock)*	500	151,215
Tata Consultancy Services Ltd. (India)	13,673	693,781
VeriSign, Inc.*	7,600	1,558,076
Visa, Inc. (Class A Stock)	32,649	7,272,565
		57,626,098
Leisure Products — 0.1%
Brunswick Corp.	17,759	1,691,900
Sega Sammy Holdings, Inc. (Japan)	23,800	337,404
Shimano, Inc. (Japan)	7,600	2,233,865
Yamaha Corp. (Japan)	3,400	213,444
		4,476,613
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	2,373	373,819
Bruker Corp.	11,600	905,960
Eurofins Scientific SE (Luxembourg)	55,494	7,118,499
Illumina, Inc.*	700	283,927
IQVIA Holdings, Inc.*	9,235	2,212,152
Lonza Group AG (Switzerland)	3,392	2,546,425
Mettler-Toledo International, Inc.*	800	1,101,888
Thermo Fisher Scientific, Inc.	6,656	3,802,772
Waters Corp.*	1,900	678,870
Wuxi Biologics Cayman, Inc. (China), 144A*	72,258	1,182,483
		20,206,795
Machinery — 0.7%
Aalberts NV (Netherlands)	6,388	368,265
AGCO Corp.	8,500	1,041,505
Alfa Laval AB (Sweden)	8,018	299,419
Atlas Copco AB (Sweden) (Class A Stock)	17,937	1,084,887
Atlas Copco AB (Sweden) (Class B Stock)	10,120	515,263
Caterpillar, Inc.	3,508	673,431
CNH Industrial NV (United Kingdom)	205,833	3,438,836
Cummins, Inc.	7,800	1,751,568
Deere & Co.	6,765	2,266,749
Doosan Bobcat, Inc. (South Korea)*	4,753	158,403

A7

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Epiroc AB (Sweden) (Class A Stock)	64,179	$1,328,111
Epiroc AB (Sweden) (Class B Stock)	9,981	177,079
FANUC Corp. (Japan)	5,200	1,135,653
Fortive Corp.	1,683	118,769
Gates Industrial Corp. PLC*	3,886	63,225
GEA Group AG (Germany)	26,638	1,216,643
Lincoln Electric Holdings, Inc.	512	65,941
Makita Corp. (Japan)	5,500	305,770
MINEBEA MITSUMI, Inc. (Japan)	9,100	231,750
MISUMI Group, Inc. (Japan)	7,600	322,457
NGK Insulators Ltd. (Japan)	31,700	534,657
Oshkosh Corp.	14,282	1,462,048
Otis Worldwide Corp.	26,501	2,180,502
Parker-Hannifin Corp.	6,400	1,789,568
SKF AB (Sweden) (Class B Stock)	9,746	230,281
SMC Corp. (Japan)	1,600	1,001,152
Spirax-Sarco Engineering PLC (United Kingdom)	2,813	565,765
Stanley Black & Decker, Inc.	9,898	1,735,218
Techtronic Industries Co. Ltd. (Hong Kong)	281,655	5,538,881
Volvo AB (Sweden) (Class B Stock)	22,684	508,483
		32,110,279
Marine — 0.2%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	82	210,886
AP Moller - Maersk A/S (Denmark) (Class B Stock)	1,029	2,778,708
Kuehne + Nagel International AG (Switzerland)	1,392	476,507
Nippon Yusen KK (Japan)	42,100	3,163,290
SITC International Holdings Co. Ltd. (China)	48,000	171,947
		6,801,338
Media — 0.2%
Charter Communications, Inc. (Class A Stock)*	172	125,141
Comcast Corp. (Class A Stock)	98,930	5,533,155
CyberAgent, Inc. (Japan)	10,600	204,161
Dentsu Group, Inc. (Japan)	5,800	222,157
Fox Corp. (Class B Stock)	12,100	449,152
News Corp. (Class A Stock)	42,700	1,004,731
News Corp. (Class B Stock)	15,300	355,419
Publicis Groupe SA (France)	11,515	774,236
WPP PLC (United Kingdom)	125,010	1,674,949
		10,343,101
Metals & Mining — 0.6%
Agnico Eagle Mines Ltd. (Canada)	1,029	53,354
Alamos Gold, Inc. (Canada) (Class A Stock)	2,070	14,904
Anglo American PLC (South Africa)	33,280	1,175,534
AngloGold Ashanti Ltd. (Tanzania), ADR	2,001	31,996
ArcelorMittal SA (Luxembourg)	127,137	3,855,011
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
B2Gold Corp. (Canada)	5,439	$18,601
Barrick Gold Corp. (Canada)	8,268	149,237
BHP Group Ltd. (Australia)	80,751	2,188,570
BHP Group PLC (Australia)	54,557	1,377,776
BlueScope Steel Ltd. (Australia)	188,186	2,775,324
Boliden AB (Sweden)	7,568	242,701
Centamin PLC (Egypt)	6,099	7,855
Centerra Gold, Inc. (Kyrgyzstan)	1,411	9,636
Cia de Minas Buenaventura SAA (Peru), ADR*	1,370	9,261
Coeur Mining, Inc.*	1,184	7,305
DRDGOLD Ltd. (South Africa), ADR	406	3,285
Dundee Precious Metals, Inc. (Canada)	834	5,017
Eldorado Gold Corp. (Turkey)*	833	6,439
Endeavour Mining PLC (Burkina Faso)	1,192	26,831
Endeavour Silver Corp. (Canada)*	856	3,501
Equinox Gold Corp. (Canada)*	1,165	7,689
Evolution Mining Ltd. (Australia)	8,525	21,625
Evraz PLC (Russia)	23,022	182,915
First Majestic Silver Corp. (Canada)	1,017	11,492
Fortescue Metals Group Ltd. (Australia)	124,664	1,342,027
Fortuna Silver Mines, Inc. (Canada)*	951	3,737
Franco-Nevada Corp. (Canada)	949	123,285
Freeport-McMoRan, Inc.	58,473	1,902,127
Glencore PLC (Australia)*	250,487	1,181,035
Gold Fields Ltd. (South Africa), ADR	4,312	35,013
Gold Road Resources Ltd. (Australia)	4,360	3,764
Harmony Gold Mining Co. Ltd. (South Africa), ADR	3,042	9,582
Hecla Mining Co.	2,395	13,173
IAMGOLD Corp. (Burkina Faso)*	2,346	5,302
Impala Platinum Holdings Ltd. (South Africa)	13,458	152,558
JFE Holdings, Inc. (Japan)	12,200	184,281
K92 Mining, Inc. (Canada)*	997	4,794
Kinross Gold Corp. (Canada)	6,423	34,427
Kirkland Lake Gold Ltd. (Canada)	1,360	56,651
New Gold, Inc. (Canada)*	3,340	3,540
Newcrest Mining Ltd. (Australia)	3,954	64,972
Newmont Corp.	3,615	196,294
Northern Star Resources Ltd. (Australia)	5,846	36,003
OceanaGold Corp. (Australia)*	3,737	6,107
Osisko Gold Royalties Ltd. (Canada)	829	9,310
Pan American Silver Corp. (Canada)	996	23,177
Perseus Mining Ltd. (Australia)*	6,067	6,109
POSCO (South Korea)	2,106	583,435
Pretium Resources, Inc. (Canada)*	968	9,332
Ramelius Resources Ltd. (Australia)	3,903	3,780
Regis Resources Ltd. (Australia)	3,613	5,270
Reliance Steel & Aluminum Co.	8,800	1,253,296
Resolute Mining Ltd. (Australia)*	5,611	1,685
Rio Tinto Ltd. (Australia)	9,337	672,839
Rio Tinto PLC (Australia)	85,916	5,657,341
Royal Gold, Inc.	367	35,045
Sandstorm Gold Ltd. (Canada)*	1,006	5,795

A8

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
Silver Lake Resources Ltd. (Australia)*	4,554	$4,426
Silvercorp Metals, Inc. (Canada)	834	3,178
Southern Copper Corp. (Peru)	3,700	207,718
SSR Mining, Inc. (Canada)	1,031	15,001
St. Barbara Ltd. (Australia)	4,171	4,032
Steel Dynamics, Inc.	16,194	947,025
Tata Steel Ltd. (India)	28,219	489,232
Torex Gold Resources, Inc. (Canada)*	406	4,058
Wesdome Gold Mines Ltd. (Canada)*	492	3,943
Westgold Resources Ltd. (Australia)	2,122	2,499
Wheaton Precious Metals Corp. (Brazil)	2,011	75,573
Yamana Gold, Inc. (Canada)	5,035	19,939
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	13,200	9,286
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	31,800	38,827
		27,635,682
Multiline Retail — 0.1%
B&M European Value Retail SA (United Kingdom)	78,293	624,602
Next PLC (United Kingdom)	6,087	667,266
Target Corp.	11,676	2,671,118
		3,962,986
Multi-Utilities — 0.1%
CenterPoint Energy, Inc.	91,204	2,243,619
Dominion Energy, Inc.	1,696	123,842
E.ON SE (Germany)	150,109	1,838,896
Engie SA (France)	47,806	627,498
Sempra Energy	10,624	1,343,936
		6,177,791
Oil, Gas & Consumable Fuels — 1.0%
Aker BP ASA (Norway)	10,234	333,415
BP PLC (United Kingdom)	867,153	3,925,307
Cabot Oil & Gas Corp.	9,929	216,055
Cheniere Energy, Inc.*	24,004	2,344,471
Chevron Corp.	25,570	2,594,077
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,424,000	700,110
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	255,000	595,402
Cimarex Energy Co.	2,545	221,924
ConocoPhillips	65,713	4,453,370
Devon Energy Corp.	16,150	573,487
Diamondback Energy, Inc.	4,411	417,589
Enbridge, Inc. (Canada)	24,314	967,697
ENEOS Holdings, Inc. (Japan)	85,200	346,859
Eni SpA (Italy)	26,248	346,843
EOG Resources, Inc.	28,300	2,271,641
Equinor ASA (Norway)	26,098	662,761
Exxon Mobil Corp.	82,900	4,876,178
HollyFrontier Corp.	6,600	218,658
Inpex Corp. (Japan)	27,300	213,515
Kinder Morgan, Inc.	46,100	771,253
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
LUKOIL PJSC (Russia), ADR(a)	10,636	$1,006,804
Lundin Energy AB (Sweden)	55,795	2,077,899
Marathon Oil Corp.	19,209	262,587
Occidental Petroleum Corp.	13,200	390,456
OMV AG (Austria)	56,879	3,400,074
PDC Energy, Inc.	2,329	110,371
Pembina Pipeline Corp. (Canada)	10,863	344,347
PetroChina Co. Ltd. (China) (Class H Stock)	544,000	255,209
Pioneer Natural Resources Co.	6,557	1,091,806
Repsol SA (Spain)	37,612	490,656
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	104,825	2,308,979
TotalEnergies SE (France)	47,127	2,248,583
Tourmaline Oil Corp. (Canada)	24,277	848,142
Valero Energy Corp.	3,007	212,204
Williams Cos., Inc. (The)	37,466	971,868
		43,070,597
Personal Products — 0.4%
Amorepacific Corp. (South Korea)	3,359	502,027
Estee Lauder Cos., Inc. (The) (Class A Stock)	6,552	1,965,141
Kao Corp. (Japan)	3,400	202,527
L’Oreal SA (France)	14,650	6,045,012
Unilever PLC (United Kingdom)	122,839	6,644,632
		15,359,339
Pharmaceuticals — 1.5%
AstraZeneca PLC (United Kingdom)	13,140	1,577,225
Bayer AG (Germany)	28,030	1,522,617
Bristol-Myers Squibb Co.	67,784	4,010,779
Chugai Pharmaceutical Co. Ltd. (Japan)	17,200	630,266
Eli Lilly & Co.	10,923	2,523,759
GlaxoSmithKline PLC (United Kingdom)	237,376	4,471,012
Hikma Pharmaceuticals PLC (Jordan)	5,733	188,343
Ipsen SA (France)	24,134	2,307,010
Johnson & Johnson	45,400	7,332,100
Kyowa Kirin Co. Ltd. (Japan)	5,700	204,707
Merck & Co., Inc.	10,200	766,122
Merck KGaA (Germany)	16,603	3,603,315
Novartis AG (Switzerland)	64,467	5,279,675
Novo Nordisk A/S (Denmark) (Class B Stock)	63,889	6,165,092
Ono Pharmaceutical Co. Ltd. (Japan)	9,500	216,145
Otsuka Holdings Co. Ltd. (Japan)	77,104	3,300,080
Pfizer, Inc.	71,400	3,070,914
Roche Holding AG (Switzerland)	24,768	9,055,211
Sanofi (France)	59,185	5,689,092
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	9,200	164,346
Takeda Pharmaceutical Co. Ltd. (Japan)	41,000	1,358,319
Zoetis, Inc.	13,600	2,640,304
		66,076,433

A9

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Professional Services — 0.3%
Adecco Group AG (Switzerland)	4,115	$206,724
Bureau Veritas SA (France)	7,980	246,518
Experian PLC (United Kingdom)	24,599	1,030,269
Leidos Holdings, Inc.	3,928	377,599
ManpowerGroup, Inc.	4,400	476,432
Persol Holdings Co. Ltd. (Japan)	13,900	346,609
Randstad NV (Netherlands)(a)	42,234	2,828,700
Recruit Holdings Co. Ltd. (Japan)	36,300	2,209,805
Science Applications International Corp.	15,100	1,291,956
TransUnion	14,000	1,572,340
Wolters Kluwer NV (Netherlands)	10,897	1,155,014
		11,741,966
Real Estate Management & Development — 0.2%
Aldar Properties PJSC (United Arab Emirates)	224,620	248,925
Ascendas India Trust (Singapore), UTS	246,500	259,164
Azrieli Group Ltd. (Israel)	2,829	255,631
BR Malls Participacoes SA (Brazil)*	146,300	218,144
CBRE Group, Inc. (Class A Stock)*	17,377	1,691,825
CK Asset Holdings Ltd. (Hong Kong)	58,000	334,389
Daito Trust Construction Co. Ltd. (Japan)	1,800	208,986
Daiwa House Industry Co. Ltd. (Japan)	15,000	500,926
Henderson Land Development Co. Ltd. (Hong Kong)	38,000	145,240
Hongkong Land Holdings Ltd. (Hong Kong)	42,000	201,028
Jones Lang LaSalle, Inc.*	1,000	248,090
LEG Immobilien SE (Germany)	2,852	402,683
Sun Hung Kai Properties Ltd. (Hong Kong)	223,500	2,783,792
Swiss Prime Site AG (Switzerland)	2,024	198,207
		7,697,030
Road & Rail — 0.2%
Canadian National Railway Co. (Canada)	3,279	379,216
Canadian Pacific Railway Ltd. (Canada)	2,895	189,046
CSX Corp.	43,600	1,296,664
Norfolk Southern Corp.	5,028	1,202,949
Old Dominion Freight Line, Inc.	5,400	1,544,292
Sankyu, Inc. (Japan)	13,200	608,171
TFI International, Inc. (Canada)	6,389	652,828
Union Pacific Corp.	17,426	3,415,670
		9,288,836
Semiconductors & Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc.*	8,962	922,190
Advantest Corp. (Japan)	5,200	466,035
Analog Devices, Inc.	4,735	793,018
Applied Materials, Inc.	21,300	2,741,949
ASM International NV (Netherlands)	1,292	504,847
ASML Holding NV (Netherlands) (SGMX)	17,507	13,072,090
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
ASML Holding NV (Netherlands) (XNGS)	1,598	$1,190,686
Broadcom, Inc.	9,973	4,836,207
Disco Corp. (Japan)	700	195,520
Intel Corp.	65,400	3,484,512
KLA Corp.	1,500	501,765
Lam Research Corp.	3,845	2,188,382
Microchip Technology, Inc.	6,700	1,028,383
Monolithic Power Systems, Inc.	900	436,212
NVIDIA Corp.	24,652	5,106,908
NXP Semiconductors NV (China)	8,757	1,715,234
ON Semiconductor Corp.*	11,300	517,201
Qorvo, Inc.*	3,200	535,008
QUALCOMM, Inc.	31,164	4,019,533
Rohm Co. Ltd. (Japan)	2,400	228,318
Silicon Motion Technology Corp. (Taiwan), ADR	4,776	329,448
STMicroelectronics NV (Switzerland)	17,405	760,650
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	57,893	6,463,753
Texas Instruments, Inc.	24,123	4,636,682
Tokyo Electron Ltd. (Japan)	8,200	3,645,874
Universal Display Corp.	1,830	312,857
		60,633,262
Software — 1.8%
Adobe, Inc.*	7,890	4,542,431
ANSYS, Inc.*	3,400	1,157,530
Atlassian Corp. PLC (Class A Stock)*	11,713	4,584,702
Autodesk, Inc.*	7,200	2,053,224
Black Knight, Inc.*	9,200	662,400
CDK Global, Inc.	10,800	459,540
Ceridian HCM Holding, Inc.*	1,538	173,210
Check Point Software Technologies Ltd. (Israel)*	2,200	248,688
Constellation Software, Inc. (Canada)	750	1,228,695
Dassault Systemes SE (France)	144,548	7,591,981
Descartes Systems Group, Inc. (The) (Canada)*	2,499	203,416
Dolby Laboratories, Inc. (Class A Stock)	4,700	413,600
Fortinet, Inc.*	800	233,632
Intuit, Inc.	3,937	2,124,051
Kingsoft Corp. Ltd. (China)	68,200	273,252
Manhattan Associates, Inc.*	10,000	1,530,300
McAfee Corp. (Class A Stock)	7,500	165,825
Microsoft Corp.	116,845	32,940,942
Nice Ltd. (Israel), ADR*(a)	992	281,768
Oracle Corp.	12,200	1,062,986
Palo Alto Networks, Inc.*	318	152,322
Paycom Software, Inc.*	3,500	1,735,125
salesforce.com, Inc.*	15,033	4,077,250
SAP SE (Germany)	31,781	4,301,484
ServiceNow, Inc.*	2,500	1,555,675
SS&C Technologies Holdings, Inc.	22,800	1,582,320
Synopsys, Inc.*	6,800	2,035,988

A10

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
Trade Desk, Inc. (The) (Class A Stock)*	1,773	$124,642
		77,496,979
Specialty Retail — 0.5%
AutoNation, Inc.*	6,700	815,792
AutoZone, Inc.*	900	1,528,191
Bath & Body Works, Inc.	2,500	157,575
Chow Tai Fook Jewellery Group Ltd. (China)	704,600	1,349,894
Five Below, Inc.*	464	82,040
Foot Locker, Inc.	26,000	1,187,160
Home Depot, Inc. (The)	15,400	5,055,204
Industria de Diseno Textil SA (Spain)	39,530	1,451,765
JD Sports Fashion PLC (United Kingdom)	124,474	1,746,157
Kingfisher PLC (United Kingdom)	632,559	2,863,120
Lowe’s Cos., Inc.	4,297	871,689
O’Reilly Automotive, Inc.*	637	389,245
Ross Stores, Inc.	22,311	2,428,552
TJX Cos., Inc. (The)	2,600	171,548
USS Co. Ltd. (Japan)	10,500	179,124
Williams-Sonoma, Inc.	3,000	531,990
		20,809,046
Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	224,069	31,705,763
Brother Industries Ltd. (Japan)	8,300	182,932
Canon, Inc. (Japan)	149,400	3,655,679
Dell Technologies, Inc. (Class C Stock)*	18,100	1,883,124
Samsung Electronics Co. Ltd. (South Korea)	30,817	1,905,268
Seiko Epson Corp. (Japan)	168,533	3,395,102
Western Digital Corp.*	27,800	1,569,032
		44,296,900
Textiles, Apparel & Luxury Goods — 0.7%
Brunello Cucinelli SpA (Italy)*	11,857	652,611
Burberry Group PLC (United Kingdom)	21,555	526,845
Capri Holdings Ltd.*	12,900	624,489
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	23,392	2,428,065
Deckers Outdoor Corp.*	3,300	1,188,660
EssilorLuxottica SA (France)	7,661	1,465,994
Gildan Activewear, Inc. (Canada)	5,259	192,157
Hermes International (France)	4,788	6,612,147
Kering SA (France)	4,533	3,227,900
LVMH Moet Hennessy Louis Vuitton SE (France)	15,834	11,312,426
NIKE, Inc. (Class B Stock)	14,346	2,083,470
Pandora A/S (Denmark)	2,521	305,035
Puma SE (Germany)	2,964	329,644
Ralph Lauren Corp.	1,108	123,032
Skechers USA, Inc. (Class A Stock)*	5,400	227,448
Swatch Group AG (The) (Switzerland)	784	205,470
Tapestry, Inc.	27,400	1,014,348
		32,519,741
	Shares	Value

Common Stocks (continued)
Tobacco — 0.4%
Altria Group, Inc.	56,700	$2,580,984
British American Tobacco PLC (United Kingdom)	162,481	5,698,642
Imperial Brands PLC (United Kingdom)	84,652	1,778,057
Japan Tobacco, Inc. (Japan)	217,400	4,265,494
Philip Morris International, Inc.	4,613	437,267
Swedish Match AB (Sweden)	348,141	3,048,938
		17,809,382
Trading Companies & Distributors — 0.5%
Ashtead Group PLC (United Kingdom)	87,262	6,614,543
Brenntag SE (Germany)	7,414	690,243
Ferguson PLC	5,911	822,885
ITOCHU Corp. (Japan)	44,500	1,297,424
Marubeni Corp. (Japan)	376,100	3,091,708
Mitsubishi Corp. (Japan)	33,600	1,055,919
Mitsui & Co. Ltd. (Japan)	166,600	3,632,057
Sumitomo Corp. (Japan)	15,000	211,131
Toyota Tsusho Corp. (Japan)	37,557	1,586,512
United Rentals, Inc.*	2,300	807,139
		19,809,561
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A*	4,081	703,132
Aeroports de Paris (France)*	1,925	246,013
Atlantia SpA (Italy)*	44,615	843,644
Fraport AG Frankfurt Airport Services Worldwide (Germany)*	3,264	226,318
		2,019,107
Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	76,100	2,511,079
SoftBank Corp. (Japan)	74,100	1,005,482
SoftBank Group Corp. (Japan)	31,700	1,828,035
T-Mobile US, Inc.*	6,000	766,560
Vodafone Group PLC (United Kingdom)	1,683,743	2,573,315
		8,684,471

Total Common Stocks (cost $1,587,310,706)		1,578,707,629
Exchange-Traded Funds — 6.0%
Energy Select Sector SPDR Fund	141,000	7,344,690
Financial Select Sector SPDR Fund(a)	212,000	7,956,360
Invesco Preferred ETF(a)	340,000	5,110,200
iShares Core MSCI EAFE ETF(a)	328,000	24,354,000
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	33,000	4,389,990
iShares iBoxx High Yield Corporate Bond ETF(a)	68,000	5,949,320
iShares JPMorgan USD Emerging Markets Bond ETF(a)	40,000	4,402,400
iShares MSCI EAFE ETF(a)	174,900	13,643,949
iShares TIPS Bond ETF	136,700	17,455,223
Schwab US TIPS ETF(a)	640,000	40,051,200

A11

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Exchange-Traded Funds (continued)
SPDR Bloomberg Barclays Convertible Securities ETF(a)	81,000	$6,913,350
VanEck Gold Miners ETFA(a)	34,000	1,001,980
Vanguard Global ex-U.S. Real Estate ETF(a)	214,000	12,050,340
Vanguard Real Estate ETF(a)	576,500	58,676,170
Vanguard Short-Term Corporate Bond ETF	110,000	9,065,100
Vanguard Total Bond Market ETF(a)	324,000	27,685,800
Vanguard Total International Bond ETF	130,000	7,404,800
Vanguard Value ETF	79,000	10,694,230

Total Exchange-Traded Funds (cost $257,607,822)		264,149,102
Preferred Stocks — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	138	10,510
Porsche Automobil Holding SE (Germany) (PRFC)	374	37,123
Volkswagen AG (Germany) (PRFC)	5,200	1,157,450
		1,205,083
Health Care Equipment & Supplies — 0.1%
Sartorius AG (Germany) (PRFC)	7,874	4,971,724
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	4,818	445,893

Total Preferred Stocks (cost $5,788,582)		6,622,700

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 2.1%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	500	512,403
Carvana Auto Receivables Trust,
Series 2021-P03, Class C
1.930%	10/12/27	300	298,232
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27	1,100	1,097,841
Ford Credit Auto Owner Trust,
Series 2020-01, Class A, 144A
2.040%	08/15/31	100	103,404
Ford Credit Floorplan Master Owner Trust,
Series 2018-04, Class A
4.060%	11/15/30	280	318,029
GMF Floorplan Owner Revolving Trust,
Series 2020-01, Class C, 144A
1.480%	08/15/25	100	101,322
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	200	200,210
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
JPMorgan Chase Bank, NA,
Series 2021-03, Class D, 144A
1.009%	02/26/29		290	$289,901
Nissan Auto Lease Trust,
Series 2020-A, Class A4
1.880%	04/15/25		500	505,775
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31		500	524,247
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		300	298,563
				4,249,927
Collateralized Loan Obligations — 1.9%
AGL CLO Ltd. (Cayman Islands),
Series 2020-06A, Class ER, 144A, 3 Month LIBOR + 6.500% (Cap N/A, Floor 6.500%)
6.634%(c)	07/20/34		210	210,005
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.347%(c)	10/20/34		2,000	2,000,000
ArrowMark Colorado Holdings (Cayman Islands),
Series 2021-14A, Class A1, 144A
—%(p)	10/20/34		3,500	3,500,000
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
—%(p)	10/17/32		1,250	1,250,000
Series 2021-04A, Class E, 144A, 3 Month LIBOR + 6.500% (Cap N/A, Floor 6.500%)
6.626%(c)	10/20/34		300	299,992
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.254%(c)	10/15/34		4,900	4,899,686
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.236%(cc)	08/20/32		4,750	4,749,793
Series 2020-29A, Class ER, 144A
0.000%(cc)	07/25/34		430	425,729
Carlyle Euro CLO Ltd. (Ireland),
Series 2021-02A, Class A1, 144A
—%(p)	10/15/35	EUR	2,000	2,316,700
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A
—%(p)	07/20/34		2,750	2,740,178
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
0.890%(c)	08/26/32	EUR	2,000	2,316,211
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class SUB, 144A
0.000%(cc)	04/20/34		650	569,451

A12

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Goldentree Loan Management U.S. CLO Ltd. (Cayman Islands),
Series 2020-08A, Class FR, 144A, 3 Month LIBOR + 8.050% (Cap N/A, Floor 8.050%)
8.140%(c)	10/20/34	300	$290,871
Hayfin US Ltd. (Cayman Islands),
Series 2021-14A, Class E, 144A, 3 Month LIBOR + 7.180% (Cap N/A, Floor 7.180%)
7.329%(c)	07/20/34	490	474,573
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.155%(c)	04/25/31	2,494	2,492,458
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A
—%(p)	10/20/34	1,750	1,749,563
KVK CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A
0.000%	10/15/34	1,250	1,249,688
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.250%(c)	10/20/34	5,000	5,000,245
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.380%(c)	10/15/34	4,750	4,750,503
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
1.369%(c)	10/17/34	4,550	4,549,709
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2021-44A, Class E, 144A, 3 Month LIBOR + 6.000% (Cap N/A, Floor 6.000%)
6.080%(c)	10/16/34	450	446,675
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.248%(c)	04/22/30	4,750	4,765,499
Ocean Trails CLO (Cayman Islands),
Series 2020-08A, Class A1R, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
1.351%(c)	07/15/34	2,750	2,750,151
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.379%(c)	10/30/30	257	257,428
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A
—%(p)	10/15/34	2,000	1,999,500
Series 2021-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.297%(c)	07/15/34	2,500	2,497,010
Peace Park CLO Ltd. (Cayman Islands),
Series 2021-01A, Class E, 144A
0.000%(cc)	10/20/34	370	369,982
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A
—%(p)	10/20/34	2,000	2,000,000
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
RR Ltd. (Cayman Islands),
Series 2021-18A, Class D, 144A, 3 Month LIBOR + 6.250% (Cap N/A, Floor 6.250%)
6.334%(c)	10/15/34		360	$359,993
Sound Point CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.193%(c)	01/20/32		2,500	2,498,202
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.850%(c)	01/17/32	EUR	2,000	2,319,531
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A
—%(p)	10/29/34		1,250	1,250,000
Series 2019-01A, Class ASNR, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
1.345%(c)	08/16/34		2,750	2,750,261
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	07/25/34	EUR	1,250	1,440,019
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	07/15/34	EUR	2,500	2,894,598
Vibrant CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.353%(c)	10/20/34		2,750	2,755,188
Voya CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.249%(c)	07/19/34		2,750	2,750,443
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.231%(c)	07/24/32		4,750	4,754,038
				84,693,873
Consumer Loans — 0.1%
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34		100	99,947
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		600	601,603
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30		200	199,997
Series 2021-01, Class C, 144A
1.610%	09/25/30		300	299,905
Series 2021-01, Class D, 144A
2.040%	09/25/30		300	299,935

A13

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31		285	$285,013
				1,786,400
Credit Cards — 0.0%
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-02A, Class A1, 144A, 1 Month SONIA + 0.800% (Cap N/A, Floor 0.000%)
0.850%(c)	07/15/29	GBP	400	539,452
Series 2021-02A, Class A2, 144A, SOFR + 0.950% (Cap N/A, Floor 0.000%)
1.000%(c)	07/15/29		400	400,708
				940,160
Equipment — 0.0%
ITE Rail Fund Levered LP,
Series 2021-01A, Class A, 144A
2.250%	02/28/51		136	136,418
Home Equity Loans — 0.0%
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE10, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)
1.061%(c)	12/25/34		433	430,443
GSAA Trust,
Series 2006-07, Class AF2
5.995%(cc)	03/25/46		1,134	628,945
				1,059,388
Other — 0.0%
Mill City Solar Loan Ltd.,
Series 2019-01A, Class A, 144A
4.340%	03/20/43		149	163,130
Sonic Capital LLC,
Series 2020-01A, Class A2I, 144A
3.845%	01/20/50		386	405,887
Sunnova Helios II Issuer LLC,
Series 2019-AA, Class C, 144A
5.320%	06/20/46		250	261,803
				830,820
Student Loans — 0.0%
KeyCorp Student Loan Trust,
Series 2005-A, Class 2C, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
1.432%(c)	12/27/38		356	343,355
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class A, 144A
1.170%	09/16/69		52	52,671
Series 2020-GA, Class B, 144A
2.500%	09/16/69		200	202,076
SMB Private Education Loan Trust,
Series 2021-A, Class A2B, 144A
1.590%	01/15/53		180	179,607
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2021-A, Class D2, 144A
3.860%	01/15/53	279	$278,545
			1,056,254

Total Asset-Backed Securities (cost $95,144,142)			94,753,240
Bank Loans — 0.1%
Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	04/06/24	236	235,668
Chemicals — 0.0%
Solenis International LP,
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 4.000%
4.084%(c)	06/26/25	748	747,189
Commercial Services — 0.0%
Prime Security Services Borrower LLC,
2021 Refinancing Term B-1 Loan, 1 - 6 Month LIBOR + 2.750%
3.500%(c)	09/23/26	146	146,126
Trans Union LLC,
Term B-5 Loan, 1 Month LIBOR + 1.750%
1.834%(c)	11/16/26	54	53,187
			199,313
Computers — 0.0%
Dell International LLC,
Refinancing Term B-2 Loan, 1 Month LIBOR + 1.750%
2.000%(c)	09/19/25	63	62,533
McAfee LLC,
Term B USD Loan, 1 Month LIBOR + 3.750%
3.837%(c)	09/30/24	724	724,512
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
4.500%(c)	02/01/28	199	199,535
			986,580
Diversified Financial Services — 0.0%
Edelman Financial Center LLC (The),
2021 Refinancing Term Loan, 1 Month LIBOR + 3.500%
4.250%(c)	04/07/28	19	19,307
Jane Street Group LLC,
Dollar Term Loan, 1 Month LIBOR + 2.750%
2.834%(c)	01/26/28	29	28,932
VFH Parent LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.082%(c)	03/01/26	8	8,215
			56,454
Entertainment — 0.0%
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 Month LIBOR + 2.750%
2.834%(c)	08/14/24	81	80,734

A14

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Healthcare-Services — 0.1%
Gentiva Health Services, Inc.,
Term B-1 Loan, 1 Month LIBOR + 2.750%
2.875%(c)	07/02/25	879	$879,055
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
3.834%(c)	11/17/25	84	83,567
Phoenix Guarantor, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%
3.336%(c)	03/05/26	29	29,140
			991,762
Household Products/Wares — 0.0%
Reynolds Consumer Products LLC,
Initial Term Loan, 1 Month LIBOR + 1.750%
1.834%(c)	02/04/27	26	26,121
Insurance — 0.0%
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
3.084%(c)	11/03/24	68	67,469
Leisure Time — 0.0%
Alterra Mountain Co.,
2028 Term Loan B, 1 Month LIBOR + 3.500%
4.000%(c)	07/21/28	29	29,194
Lodging — 0.0%
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%
2.834%(c)	12/23/24	133	131,717
Hilton Worldwide Finance LLC,
Refinance Series B-2 Term Loan, 1 Month LIBOR + 1.750%
1.833%(c)	06/22/26	77	76,789
			208,506
Media — 0.0%
Charter Communications Operating LLC,
Term Loan B-1, 1 Month LIBOR + 1.750%
1.840%(c)	04/30/25	152	152,131
CSC Holdings LLC,
September 2019 Term Loan, 1 Month LIBOR + 2.500%
2.584%(c)	04/15/27	249	246,161
Univision Communications, Inc.,
2021 Replacement Term Loan, 1 Month LIBOR + 3.250%
4.000%(c)	03/15/26	173	172,789
Virgin Media Bristol LLC,
N Facility, 1 Month LIBOR + 2.500%
2.584%(c)	01/31/28	50	49,646
			620,727
Packaging & Containers — 0.0%
Berry Global, Inc.,
Term Z Loan, 2 Month LIBOR + 1.750%
1.856%(c)	07/01/26	45	45,067
Pharmaceuticals — 0.0%
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.084%(c)	06/02/25	27	26,690
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Pharmaceuticals (cont’d.)
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%
3.500%(c)	03/01/24	474	$473,779
			500,469
Retail — 0.0%
1011778 BC Unlimited Liability Co. (Canada),
Term Loan B-4, 1 Month LIBOR + 1.750%
1.837%(c)	11/19/26	126	124,305
Software — 0.0%
AthenaHealth, Inc.,
Additional Term B-1, 3 Month LIBOR + 4.250%
4.377%(c)	02/11/26	29	29,379
Telecommunications — 0.0%
Level 3 Financing, Inc.,
Tranche B 2027 Term Loans, 1 Month LIBOR + 1.750%
1.834%(c)	03/01/27	67	66,610
Numericable U.S. LLC (France),
USD TLB-12 Term Loan, 3 Month LIBOR + 3.688%
3.814%(c)	01/31/26	135	133,267
West Corp.,
Initial Term B Loan, 3 Month LIBOR + 4.000%
5.000%(c)	10/10/24	405	398,708
			598,585

Total Bank Loans (cost $5,560,194)			5,547,522
Commercial Mortgage-Backed Securities — 1.1%
20 Times Square Trust,
Series 2018-20TS, Class D, 144A
3.203%(cc)	05/15/35	300	293,239
Series 2018-20TS, Class E, 144A
3.203%(cc)	05/15/35	425	410,622
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF03, Class A5, 144A
2.575%	10/15/54	1,400	1,441,606
AREIT Trust,
Series 2021-CRE05, Class B, 144A, 1 Month LIBOR + 1.820% (Cap N/A, Floor 1.820%)
1.920%(c)	07/17/26	250	250,000
BANK,
Series 2019-BN24, Class A3
2.960%	11/15/62	12	12,816
Series 2021-BN32, Class XA
0.893%(cc)	04/15/54	1,079	63,417
Series 2021-BN35, Class A4
2.031%	06/15/64	3,000	2,973,896
Series 2021-BN36, Class A4
2.218%	09/15/64	2,100	2,114,572
BBCMS Mortgage Trust,
Series 2021-C11, Class A4
2.043%	09/15/54	2,350	2,339,787
Benchmark Mortgage Trust,
Series 2019-B13, Class A3
2.701%	08/15/57	155	161,763

A15

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-B22, Class A4
1.685%	01/15/54		3,700	$3,575,634
Series 2021-B28, Class A4
1.980%(cc)	08/15/54		3,000	2,957,750
Series 2021-B29, Class A4
2.138%	09/15/54		2,200	2,194,981
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.234%(c)	09/25/38		1,050	1,053,791
Series 2021-TY, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.784%(c)	09/25/38		250	250,887
Series 2021-TY, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
2.434%(c)	09/25/38		500	501,740
BX Commercial Mortgage Trust,
Series 2020-FOX, Class F, 144A, 1 Month LIBOR + 4.250% (Cap N/A, Floor 4.250%)
4.334%(c)	11/15/32		328	330,033
Series 2021-VOLT, Class XCP, IO, 144A
2.106%(cc)	09/15/36		6,600	133,339
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A4
3.762%	06/10/48		135	147,199
Series 2018-C06, Class A4
4.412%	11/10/51		130	150,803
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47		590	621,029
Series 2015-DC01, Class A4
3.078%	02/10/48		575	597,650
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		1,600	1,716,219
Series 2017-CHOP, Class F, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.350%)
4.684%(c)	07/15/32		460	433,489
CSAIL Commercial Mortgage Trust,
Series 2019-C17, Class A4
2.763%	09/15/52		66	68,979
Deco DAC (Ireland),
Series 2019-RAM, Class A, 3 Month GBP LIBOR + 1.900% (Cap N/A, Floor 1.900%)
1.973%(c)	08/07/30	GBP	364	481,001
FHLMC Multifamily Structured Pass-Through Certificates,
Series K097, Class X1, IO
1.218%(cc)	07/25/29		5,439	414,545
Series K098, Class X1, IO
1.268%(cc)	08/25/29		237	18,929
Series K115, Class X1, IO
1.429%(cc)	06/25/30		3,897	393,256
Series K131, Class X1, IO
0.729%(cc)	07/25/31		10,200	651,675
Series KG03, Class X1, IO
1.483%(cc)	06/25/30		7,800	799,550
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust,
Series 2017-K63, Class X2A, IO, 144A
0.100%	02/25/50		244,531	$1,072,585
GS Mortgage Securities Corp. II,
Series 2018-SRP05, Class C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 3.750%)
4.084%(c)	09/15/31		900	231,780
GS Mortgage Securities Corportation Trust,
Series 2021-IP, Class D, 144A
—%(p)	10/15/36		100	100,000
Series 2021-IP, Class E, 144A
—%(p)	10/15/36		120	120,000
GS Mortgage Securities Trust,
Series 2020-GC45, Class A4
2.658%	02/13/53		180	187,936
Series 2020-GSA02, Class A4
1.721%	12/12/53		745	722,115
IMT Trust,
Series 2017-APTS, Class FFL, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.934%(c)	06/15/34		563	561,403
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47		412	434,788
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31		510	527,144
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-PHMZ, Class M, 144A, 1 Month LIBOR + 8.358% (Cap N/A, Floor 8.208%)
8.442%(c)	06/15/35		1,000	112,756
Series 2020-MKST, Class G, 144A, 1 Month LIBOR + 4.250% (Cap N/A, Floor 4.250%)
4.334%(c)	12/15/36		210	185,460
Series 2020-MKST, Class H, 144A, 1 Month LIBOR + 6.750% (Cap N/A, Floor 6.750%)
6.834%(c)	12/15/36		210	176,978
MKT Mortgage Trust,
Series 2020-525M, Class F, 144A
3.039%(cc)	02/12/40		225	209,345
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A4
3.809%	12/15/48		750	816,263
Series 2016-BNK02, Class A3
2.791%	11/15/49		2,800	2,946,167
Series 2021-L06, Class A3
2.196%	06/15/54		3,000	2,995,440
OPG TRUST,
Series 2021-PORT, Class F, 144A
—%(p)	10/15/36		2,550	2,543,599
Taurus DAC (Ireland),
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 0.000%)
2.150%(c)	08/17/31	GBP	1,950	2,629,401

A16

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 0.000%)
1.549%(c)	08/17/31	GBP	300	$405,069
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 0.000%)
1.799%(c)	08/17/31	GBP	400	539,339
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50		575	600,268
Series 2016-C37, Class A4
3.525%	12/15/49		590	641,126
Series 2021-C60, Class A3
2.061%	08/15/54		3,000	2,986,541

Total Commercial Mortgage-Backed Securities (cost $51,380,122)				49,299,700
Corporate Bonds — 5.9%
Aerospace & Defense — 0.2%
Airbus SE (France),
Sr. Unsec’d. Notes, EMTN
2.375%	06/09/40	EUR	100	132,294
Boeing Co. (The),
Sr. Unsec’d. Notes
3.250%	02/01/35		60	60,174
3.550%	03/01/38		10	10,136
3.625%	02/01/31(a)		2,660	2,849,714
3.750%	02/01/50		10	10,139
5.150%	05/01/30		430	504,855
5.705%	05/01/40		100	127,243
5.805%	05/01/50		240	320,798
5.930%	05/01/60		80	109,297
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	04/15/27		1,242	1,287,735
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25		25	26,353
General Dynamics Corp.,
Gtd. Notes
4.250%	04/01/40		10	12,143
4.250%	04/01/50		20	25,271
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
5.150%	05/01/40		100	130,064
5.250%	05/01/50		200	278,799
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31		685	701,136
				6,586,151
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32		10	9,623
3.125%	06/15/31	EUR	255	338,604
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Agriculture (cont’d.)
3.400%	02/04/41		610	$576,838
5.800%	02/14/39		60	73,837
5.950%	02/14/49		200	254,681
6.200%	02/14/59		92	118,646
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27		250	269,337
4.540%	08/15/47		250	260,465
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25		970	1,054,125
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	305	363,809
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43		30	37,543
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		875	875,423
				4,232,931
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		11	11,560
5.750%	04/20/29		10	10,777
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25		156	182,212
Sr. Unsec’d. Notes
2.900%	10/28/24		60	61,482
3.625%	03/15/22		80	80,706
3.800%	04/19/23		20	20,794
7.375%	01/15/26		60	70,631
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25		260	278,374
4.750%	10/20/28		120	133,859
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27		60	65,286
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		1,515	1,771,544
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
Sr. Sec’d. Notes, 144A
8.000%	09/20/25		48	54,049
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		40	41,124
4.625%	04/15/29		250	258,443
				3,040,841

A17

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26		5	$5,414
5.375%	05/15/25		40	41,894
				47,308
Auto Manufacturers — 0.2%
American Honda Finance Corp.,
Sr. Unsec’d. Notes
0.750%	11/25/26	GBP	125	164,255
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		1,106	1,164,079
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30		200	207,979
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		100	108,053
6.250%	10/02/43		1,525	2,051,445
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31		170	166,613
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.810%	09/17/30		515	579,585
RCI Banque SA (France),
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24	EUR	350	425,009
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	300	385,642
Gtd. Notes, Series 10Y
1.875%	03/30/27	EUR	300	376,545
Volkswagen Leasing GmbH (Germany),
Gtd. Notes, EMTN
1.500%	06/19/26	EUR	200	244,765
Volvo Car AB (Sweden),
Gtd. Notes, EMTN
2.500%	10/07/27	EUR	1,265	1,595,741
				7,469,711
Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26(a)		400	411,937
BorgWarner, Inc.,
Sr. Unsec’d. Notes
1.000%	05/19/31	EUR	100	115,546
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30		119	122,261
5.625%	06/15/28		175	188,455
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 3.750% or PIK 4.500%
3.750%	09/15/26	EUR	100	$117,992
				956,191
Banks — 1.3%
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	1,000	161,826
BAC Capital Trust XIV,
Ltd. Gtd. Notes, Series G, 3 Month LIBOR + 0.400% (Cap 0.000%, Floor 4.000%)
4.000%(c)	10/18/21(a)(oo)		1,750	1,736,847
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19(d)	EUR	700	117,573
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
7.625%(ff)	01/10/28(oo)		200	223,817
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	03/17/25(oo)		10	11,147
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)		1,425	1,456,772
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41		1,010	976,389
2.884%(ff)	10/22/30		235	245,324
3.970%(ff)	03/05/29		1,000	1,112,487
4.078%(ff)	04/23/40		355	408,337
4.271%(ff)	07/23/29		275	311,826
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32		2,675	2,724,594
Sub. Notes
2.482%(ff)	09/21/36		50	48,971
Sub. Notes, MTN
4.000%	01/22/25		265	288,218
Barclays PLC (United Kingdom),
Jr. Sub. Notes
7.750%(ff)	09/15/23(oo)		200	218,219
8.000%(ff)	06/15/24(oo)		290	327,744
Sr. Unsec’d. Notes
1.106%(ff)	05/12/32	EUR	100	116,639
2.667%(ff)	03/10/32(a)		1,370	1,372,541
BNP Paribas SA (France),
Jr. Sub. Notes
6.125%(ff)	06/17/22(oo)	EUR	220	263,904
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27		1,425	1,402,361
2.871%(ff)	04/19/32		435	444,395
Sr. Unsec’d. Notes, EMTN
1.250%	07/13/31	GBP	100	125,444
2.125%(ff)	01/23/27	EUR	300	374,468
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		250	250,231

A18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)		525	$535,709
Jr. Sub. Notes, Series P
5.950%(ff)	05/15/25(a)(oo)		560	609,724
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		9	9,296
Sr. Unsec’d. Notes
2.312%(ff)	11/04/22		500	500,776
2.666%(ff)	01/29/31		700	718,285
3.980%(ff)	03/20/30		50	56,212
4.075%(ff)	04/23/29		4,443	4,976,651
8.125%	07/15/39		150	255,260
Sub. Notes
4.400%	06/10/25		265	293,216
5.300%	05/06/44		100	133,261
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes
4.625%(ff)	12/29/25(oo)	EUR	600	765,206
Sr. Unsec’d. Notes, GMTN
3.500%	12/14/26	AUD	100	76,094
Credit Agricole SA (France),
Jr. Sub. Notes
7.500%(ff)	06/23/26(oo)	GBP	220	346,632
Sr. Unsec’d. Notes, EMTN
0.375%	04/20/28	EUR	200	229,552
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
5.250%(ff)	02/11/27(oo)		600	627,774
7.250%(ff)	09/12/25(oo)		200	221,713
7.500%(ff)	07/17/23(oo)		210	224,412
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27		365	357,086
3.091%(ff)	05/14/32		1,190	1,219,848
Danske Bank A/S (Denmark),
Jr. Sub. Notes, EMTN
5.875%(ff)	04/06/22(oo)	EUR	660	782,300
Sr. Unsec’d. Notes, EMTN
2.250%(ff)	01/14/28	GBP	200	274,326
Sub. Notes, EMTN
2.500%(ff)	06/21/29	EUR	355	433,228
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	02/17/27	EUR	300	350,306
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	220	158,254
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28	AUD	90	73,186
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.500%	07/02/25	CNH	1,000	155,684
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		215	215,423
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		205	$204,398
2.908%(ff)	07/21/42		40	39,536
3.210%(ff)	04/22/42		95	98,219
3.375%	03/27/25	EUR	150	193,754
3.814%(ff)	04/23/29		1,815	2,007,089
4.017%(ff)	10/31/38		1,075	1,235,225
4.223%(ff)	05/01/29		275	311,107
4.750%	10/21/45		50	64,344
Sr. Unsec’d. Notes, EMTN
1.500%	12/07/27	GBP	100	133,265
Sr. Unsec’d. Notes, MTN
2.383%(ff)	07/21/32		595	589,404
Sub. Notes
5.150%	05/22/45		340	445,206
6.750%	10/01/37		200	286,306
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(ff)	03/30/25(oo)		200	218,441
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29		215	213,426
3.000%(ff)	07/22/28	GBP	300	427,234
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
0.250%(ff)	02/18/29	EUR	200	226,989
1.726%(ff)	04/01/27		700	704,102
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		1,425	1,457,735
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	100	133,645
2.069%(ff)	06/01/29		1,120	1,122,465
2.522%(ff)	04/22/31		40	40,778
2.525%(ff)	11/19/41		3,095	2,939,500
3.109%(ff)	04/22/51		40	40,808
3.328%(ff)	04/22/52		50	52,669
3.702%(ff)	05/06/30		225	248,485
3.897%(ff)	01/23/49		30	34,537
Sub. Notes
2.956%(ff)	05/13/31		210	218,676
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	200	238,757
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	225	282,579
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	100	121,435
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	205	238,875
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32		280	275,239
2.699%(ff)	01/22/31		4,030	4,166,459
4.431%(ff)	01/23/30		325	374,986

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
2.802%(ff)	01/25/52		35	$33,921
Sub. Notes
2.484%(ff)	09/16/36		125	122,266
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.642%(ff)	06/14/27		200	199,871
Sr. Unsec’d. Notes, EMTN
1.750%(ff)	03/02/26	EUR	100	121,921
Sub. Notes
3.622%(ff)	08/14/30	GBP	100	142,733
QNB Finance Ltd. (Qatar),
Gtd. Notes, MTN
4.900%	02/01/28	AUD	100	82,033
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26		1,350	1,336,005
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	300	350,099
Sun Hung Kai Properties Capital Market Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.160%	01/25/28	CNH	2,000	304,301
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.000%(ff)	01/31/24(oo)		400	435,523
Sr. Unsec’d. Notes, 144A
3.126%(ff)	08/13/30		200	212,518
Sr. Unsec’d. Notes, EMTN
0.250%(ff)	11/05/28	EUR	200	229,418
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		365	370,572
3.127%(ff)	06/03/32		425	429,352
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	150	187,892
Sr. Unsec’d. Notes, MTN
4.478%(ff)	04/04/31		2,465	2,875,190
5.013%(ff)	04/04/51		780	1,050,022
Sub. Notes, MTN
4.400%	06/14/46		100	119,057
				57,307,855
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		140	169,239
4.900%	02/01/46		1,030	1,279,131
Anheuser-Busch InBev SA (Belgium),
Gtd. Notes, EMTN
2.750%	03/17/36	EUR	50	69,272
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.350%	06/01/40		60	69,940
4.500%	06/01/50		160	191,434
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Beverages (cont’d.)
5.550%	01/23/49		300	$406,167
5.800%	01/23/59		40	56,733
Constellation Brands, Inc.,
Gtd. Notes
4.750%	11/15/24		30	33,410
				2,275,326
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.000%	01/15/52		430	415,246
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40		30	28,562
Royalty Pharma PLC,
Gtd. Notes
2.200%	09/02/30		75	73,458
				517,266
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
3.377%	04/05/40		100	104,747
CRH Funding BV (Ireland),
Gtd. Notes, EMTN
1.875%	01/09/24	EUR	275	332,095
Danfoss Finance I BV (Denmark),
Gtd. Notes, EMTN
0.375%	10/28/28	EUR	100	114,922
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		650	686,458
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		50	50,261
3.200%	07/15/51		25	24,858
Owens Corning,
Sr. Unsec’d. Notes
4.300%	07/15/47		667	766,060
4.400%	01/30/48		40	46,759
				2,126,160
Chemicals — 0.1%
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28	EUR	210	251,159
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43		945	1,214,331
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40		208	214,705
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24		400	420,733

A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30		4	$4,145
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		161	159,719
Westlake Chemical Corp.,
Sr. Unsec’d. Notes
3.125%	08/15/51		225	212,215
				2,477,007
Commercial Services — 0.1%
Amadeus IT Group SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.875%	09/24/28	EUR	200	247,634
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119		95	106,769
4.700%	11/01/2111		5	7,111
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114		10	14,252
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	100	123,952
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31		100	98,573
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		1,201	1,299,820
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A
2.813%	01/01/60		15	15,215
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48		15	17,974
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		35	42,253
4.678%	07/01/2114		5	7,184
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29	EUR	880	1,018,222
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		50	50,418
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50		5	4,937
3.150%	07/15/46		20	22,028
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26		40	43,256
PSA Treasury Pte Ltd. (Singapore),
Gtd. Notes, GMTN
2.500%	04/12/26		200	209,259
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31		20	$20,481
4.875%	01/15/28		576	609,322
5.250%	01/15/30		290	316,973
University of Southern California,
Unsec’d. Notes, Series 2017
3.841%	10/01/47		20	24,150
Wesleyan University,
Unsec’d. Notes
4.781%	07/01/2116		70	94,228
Yale University,
Unsec’d. Notes, Series 2020
1.482%	04/15/30		10	9,807
				4,403,818
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
3.450%	02/09/45		125	138,121
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31		125	121,996
				260,117
Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.000%	03/25/30		10	10,931
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		550	548,709
Diversified Financial Services — 0.2%
American Express Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
0.721%(c)	11/05/21		750	750,000
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	09/18/27		200	213,284
CDP Financial, Inc. (Canada),
Gtd. Notes
5.600%	11/25/39		250	353,071
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	603	712,085
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
3.460%(cc)	12/21/65(a)		630	509,219
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
0.700%	06/15/23		500	502,260
3.000%	06/15/50		50	49,337
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.850%	03/26/50		120	143,107

A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Nasdaq, Inc.,
Sr. Unsec’d. Notes
3.250%	04/28/50		100	$100,280
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31		200	199,086
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		765	884,724
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	374	444,468
2.000%	04/16/31		658	665,682
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	760	879,602
0.900%	05/20/41	EUR	226	261,033
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23		30	31,372
5.250%	08/15/22		4	4,142
5.500%	02/15/24		70	76,439
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.950%	04/23/30		400	408,956
The Vanguard Group Inc.,
Unsec’d. Notes
3.050%	08/22/50^		220	210,716
				7,398,863
Electric — 0.2%
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	200	232,575
Cadent Finance PLC (United Kingdom),
Gtd. Notes, EMTN
0.625%	03/19/30	EUR	255	295,262
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		15	14,472
4.500%	02/15/28		15	15,306
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31		20	19,997
5.125%	03/15/28		1,500	1,519,172
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		158	166,222
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		150	170,258
Sr. Unsec’d. Notes, Series C
2.250%	08/15/31		50	49,873
E.ON SE (Germany),
Sr. Unsec’d. Notes, EMTN
1.625%	05/22/29	EUR	50	63,297
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.250%	07/12/31		200	$197,245
Gtd. Notes, EMTN
0.500%	06/17/30	EUR	100	115,335
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	200	250,204
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		200	213,862
Sr. Unsec’d. Notes, 144A, MTN
6.750%	08/06/23		200	206,427
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46		150	181,286
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31		500	681,978
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	200	237,755
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.750%	11/01/29		50	52,333
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27		407	421,779
Gtd. Notes, 144A
3.625%	02/15/31		64	62,889
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		545	554,644
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	145	179,507
Pacific Gas & Electric Co.,
First Mortgage
2.500%	02/01/31		50	47,562
3.300%	08/01/40		20	18,457
3.500%	08/01/50		60	54,528
4.550%	07/01/30		505	546,231
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	100	113,047
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	200	226,094
PG&E Corp.,
Sr. Sec’d. Notes
5.250%	07/01/30(a)		675	690,938
Puget Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.379%	06/15/28		225	225,646
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		50	61,304

A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50		50	$45,056
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		245	253,059
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		100	104,995
Sr. Sec’d. Notes, 144A (original cost $485,966; purchased 06/28/21 - 08/06/21)(f)
3.700%	01/30/27		455	479,376
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49		100	106,844
				8,874,815
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.250%	06/15/28		475	526,106
Electronics — 0.0%
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		10	10,066
Engineering & Construction — 0.1%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31	EUR	255	306,364
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
2.000%	02/15/33	EUR	1,400	1,585,100
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27	EUR	305	369,081
Sr. Sec’d. Notes, EMTN
1.500%	02/11/30	EUR	150	179,479
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		250	258,688
5.500%	07/31/47		250	255,127
Vantage Towers AG (Germany),
Sr. Unsec’d. Notes, EMTN
0.750%	03/31/30	EUR	200	231,511
				3,185,350
Entertainment — 0.0%
Caesars Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29		125	126,756
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25		198	200,798
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		600	633,712
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		5	$5,037
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25		4	4,219
				970,522
Environmental Control — 0.0%
GFL Environmental, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	06/01/25		20	20,638
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26		20	20,367
3.500%	03/15/29		295	293,804
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	1,190	1,575,346
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	500	658,712
JBS USA Food Co.,
Gtd. Notes, 144A
5.750%	01/15/28		300	315,406
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		37	41,166
Kraft Heinz Foods Co.,
Gtd. Notes
4.250%	03/01/31		10	11,290
4.375%	06/01/46		465	530,561
4.875%	10/01/49		155	188,742
5.000%	06/04/42		10	12,271
5.200%	07/15/45		55	69,373
5.500%	06/01/50		24	31,629
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26		60	61,516
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.375%	03/17/41	EUR	100	112,198
Sigma Alimentos SA de CV (Mexico),
Gtd. Notes
4.125%	05/02/26		200	218,921
Sysco Corp.,
Gtd. Notes
5.950%	04/01/30		25	31,819
6.600%	04/01/50		50	78,811
				4,251,932
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
4.500%	08/01/24		225	243,157

A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Forest Products & Paper (cont’d.)
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		120	$123,537
				366,694
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		45	50,857
5.875%	08/20/26		550	621,016
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		150	156,271
National Grid Gas PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	100	120,860
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	200	233,230
				1,182,234
Healthcare-Products — 0.0%
Avantor Funding, Inc.,
Sr. Sec’d. Notes
2.625%	11/01/25	EUR	1,355	1,604,943
Becton Dickinson Euro Finance Sarl,
Gtd. Notes
1.213%	02/12/36	EUR	100	114,485
DH Europe Finance Sarl,
Gtd. Notes
1.200%	06/30/27	EUR	100	122,052
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		75	75,000
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29		75	75,000
				1,991,480
Healthcare-Services — 0.1%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
4.272%	08/15/48		25	31,159
Unsec’d. Notes, Series 2020
2.211%	06/15/30		30	30,296
3.008%	06/15/50		50	51,614
Anthem, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51		90	98,293
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46		5	6,061
Sr. Unsec’d. Notes, Series B
2.532%	11/15/29		15	15,722
3.106%	11/15/39		10	10,717
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020
3.831%	11/15/50		5	$5,974
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		75	74,495
CommonSpirit Health,
Sr. Sec’d. Notes
3.817%	10/01/49		60	66,439
3.910%	10/01/50		125	136,592
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		750	730,344
4.625%	06/01/30		20	20,587
Dignity Health,
Sec’d. Notes
5.267%	11/01/64		120	162,848
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020
2.675%	09/01/41		85	84,299
Sr. Sec’d. Notes
4.211%	07/01/48		100	122,347
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		174	184,323
5.375%	02/01/25		10	11,173
5.375%	09/01/26		20	22,896
5.625%	09/01/28		10	11,899
5.875%	02/01/29		24	28,842
7.690%	06/15/25		10	12,037
Sr. Sec’d. Notes
3.500%	07/15/51		665	659,681
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48		20	24,098
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	1,390	1,618,157
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		55	67,113
Unsec’d. Notes, Series 2021
2.810%	06/01/41		20	20,310
Mayo Clinic,
Unsec’d. Notes, Series 2016
4.128%	11/15/52		15	18,838
Methodist Hospital (The),
Unsec’d. Notes, Series 20A
2.705%	12/01/50		65	62,729
Montefiore Obligated Group,
Unsec’d. Notes
4.287%	09/01/50		15	15,468
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56		30	37,594
4.763%	08/01/2116		5	6,779

A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	30	$35,137
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	5	5,192
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	20	21,145
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2018
4.787%	11/15/48	5	6,722
Piedmont Healthcare, Inc.,
Sec’d. Notes
2.864%	01/01/52	160	155,375
Sec’d. Notes, Series 2042
2.719%	01/01/42	205	200,764
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26	500	528,740
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
5.125%	11/01/27	145	151,589
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	5	6,489
Sec’d. Notes, Series 2019
3.372%	11/15/51	5	5,464
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40	75	73,286
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/60	10	10,239
4.750%	07/15/45	50	65,495
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48	85	109,169
			5,824,530
Home Builders — 0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	04/01/30	175	175,978
6.625%	01/15/28	4	4,266
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29	4	4,404
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27	400	420,596
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27	5	5,331
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders (cont’d.)
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43		10	$12,536
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
6.625%	07/15/27		350	370,229
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		20	21,531
				1,014,871
Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30		255	278,515
4.750%	04/01/48		25	31,942
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25(oo)	EUR	305	396,714
AXA SA (France),
Sub. Notes, EMTN
5.125%(ff)	07/04/43	EUR	200	251,962
Brighthouse Financial Global Funding,
Sr. Sec’d. Notes, 144A, MTN
2.000%	06/28/28		50	49,728
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
3.375%	03/03/31		965	1,002,020
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49		25	27,348
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		1,135	1,319,276
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		75	75,282
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/50		25	26,385
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes, Series GBP
5.625%	09/20/30	GBP	205	333,946
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30		100	99,043
Swiss Re Finance UK PLC,
Gtd. Notes, EMTN
2.714%(ff)	06/04/52	EUR	200	253,380
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		100	129,270
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		160	161,979
				4,436,790

A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.700%	06/03/60		2,840	$2,671,904
2.875%	05/12/41		60	61,754
4.050%	08/22/47		150	181,870
4.250%	08/22/57		90	114,328
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
0.500%	03/08/28	EUR	100	116,883
Expedia Group, Inc.,
Gtd. Notes
2.950%	03/15/31		185	187,398
Prosus NV (China),
Sr. Unsec’d. Notes, 144A, MTN
3.061%	07/13/31(a)		430	420,099
4.027%	08/03/50		300	282,043
				4,036,279
Iron/Steel — 0.0%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	01/15/31		135	143,900
3.450%	04/15/30		794	856,320
				1,000,220
Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		20	19,714
5.375%	05/01/25		30	31,389
5.750%	05/01/28		14	15,078
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		95	98,250
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25		10	10,049
3.200%	08/08/24		140	143,734
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31		165	166,563
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25		400	430,641
5.400%	08/08/28		200	221,130
Sr. Unsec’d. Notes, 144A
2.300%	03/08/27		200	193,546
3.250%	08/08/31		200	193,165
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28		200	191,053
				1,714,312
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Machinery-Diversified — 0.1%
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 144A
4.375%	07/15/27	EUR	960	$1,162,057
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28		945	1,087,558
				2,249,615
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		240	247,174
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		25	25,429
5.000%	02/01/28		10	10,439
5.125%	05/01/27		76	79,145
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	06/01/41		100	98,422
3.900%	06/01/52		2,040	2,027,602
4.800%	03/01/50		10	11,264
5.050%	03/30/29		100	116,786
5.750%	04/01/48		100	126,486
6.834%	10/23/55		80	116,411
Comcast Corp.,
Gtd. Notes
2.800%	01/15/51		10	9,451
3.400%	04/01/30		20	21,972
3.450%	02/01/50		10	10,625
3.750%	04/01/40		10	11,256
Gtd. Notes, 144A
2.937%	11/01/56		105	99,656
Cox Communications, Inc.,
Gtd. Notes, 144A
1.800%	10/01/30		175	166,701
2.950%	10/01/50		50	46,832
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31		200	197,633
6.500%	02/01/29		925	1,001,747
Discovery Communications LLC,
Gtd. Notes
4.125%	05/15/29		250	279,588
5.300%	05/15/49		1,020	1,272,732
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		60	58,863
5.875%	11/15/24		165	177,374
7.750%	07/01/26(a)		500	564,964
Fox Corp.,
Sr. Unsec’d. Notes
5.476%	01/25/39		170	217,338
Time Warner Cable LLC,
Sr. Sec’d. Notes
7.300%	07/01/38		360	516,508

A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25(a)		600	$609,751
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
4.600%	01/15/45(a)		930	1,110,466
4.950%	01/15/31		205	245,486
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
2.875%	01/15/30	EUR	650	760,270
				10,238,371
Mining — 0.1%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24		200	214,662
4.000%	09/11/27		200	220,278
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30		200	206,848
Freeport-McMoRan, Inc.,
Gtd. Notes
4.550%	11/14/24		10	10,811
4.625%	08/01/30		20	21,583
5.450%	03/15/43		50	61,526
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
3.875%	10/27/27		280	305,930
4.125%	03/12/24		80	85,641
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27		925	1,062,777
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30		960	955,172
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42		80	99,523
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	07/15/41		730	975,046
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27		110	122,471
				4,342,268
Miscellaneous Manufacturing — 0.0%
3M Co.,
Sr. Unsec’d. Notes
3.700%	04/15/50		30	34,357
General Electric Co.,
Sr. Unsec’d. Notes
3.450%	05/01/27		10	10,976
3.625%	05/01/30		20	22,231
4.250%	05/01/40		75	87,769
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Miscellaneous Manufacturing (cont’d.)
Sr. Unsec’d. Notes, GMTN
6.875%	01/10/39		20	$29,746
				185,079
Multi-National — 0.0%
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
5.000%	10/06/26	IDR	3,449,000	237,859
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	250	321,335
				559,194
Oil & Gas — 0.6%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26		840	887,395
Apache Corp.,
Sr. Unsec’d. Notes
4.375%	10/15/28(a)		270	291,726
4.750%	04/15/43		20	21,653
4.875%	11/15/27		100	109,062
5.100%	09/01/40		480	537,612
5.250%	02/01/42		110	122,568
5.350%	07/01/49		80	88,841
6.000%	01/15/37		40	48,665
7.375%	08/15/47		100	123,872
Berry Petroleum Co. LLC,
Gtd. Notes, 144A
7.000%	02/15/26		60	61,161
BP Capital Markets America, Inc.,
Gtd. Notes
3.001%	03/17/52		40	38,288
3.379%	02/08/61		100	99,490
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.104%	11/15/34	EUR	100	115,825
3.625%(ff)	03/22/29(oo)	EUR	205	257,196
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32		10	9,820
3.750%	02/15/52		10	9,752
5.250%	06/15/37		1,125	1,339,331
Chevron Corp.,
Sr. Unsec’d. Notes
3.078%	05/11/50		10	10,356
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27		110	120,428
4.375%	03/15/29		150	169,188
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		45	46,031
ConocoPhillips,
Gtd. Notes, 144A
4.300%	08/15/28		150	172,622

A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Continental Resources, Inc.,
Gtd. Notes, 144A
5.750%	01/15/31		100	$120,863
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42		112	127,272
5.000%	06/15/45		208	244,072
5.600%	07/15/41		60	75,230
5.850%	12/15/25		140	162,007
7.875%	09/30/31		20	28,210
7.950%	04/15/32		10	14,190
Sr. Unsec’d. Notes, 144A
4.500%	01/15/30		14	15,237
5.250%	10/15/27		32	34,004
5.875%	06/15/28		40	44,004
8.250%	08/01/23		180	201,496
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24		135	141,630
3.250%	12/01/26		2,471	2,641,237
3.500%	12/01/29		10	10,698
4.400%	03/24/51		50	56,695
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.375%	06/26/26		240	260,700
5.875%	09/18/23		265	285,270
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		115	117,352
5.375%	03/30/28		250	255,851
5.875%	03/30/31		5	5,136
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.950%	04/15/50		20	26,453
EQT Corp.,
Sr. Unsec’d. Notes
3.000%	10/01/22		10	10,176
3.900%	10/01/27		80	86,742
7.500%	02/01/30		20	25,738
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26		50	51,231
3.625%	05/15/31		50	52,111
Equinor ASA (Norway),
Gtd. Notes
3.700%	04/06/50		15	17,234
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.452%	04/15/51		190	203,207
4.327%	03/19/50		90	109,969
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
2.500%	03/21/26	EUR	100	121,625
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27(a)		100	110,940
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		10	$10,858
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31		630	638,862
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28		1,430	1,571,393
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		10	10,228
7.125%	02/01/27		675	708,939
Northern Oil & Gas Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	03/01/28		50	53,659
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.979%(s)	10/10/36		2,330	1,280,739
2.900%	08/15/24		15	15,276
3.200%	08/15/26		80	81,659
4.100%	02/15/47		110	105,047
4.200%	03/15/48		240	229,802
4.400%	04/15/46		395	393,003
4.500%	07/15/44		150	150,613
4.625%	06/15/45		350	357,964
5.550%	03/15/26		45	49,965
5.875%	09/01/25		10	11,211
6.125%	01/01/31(a)		740	886,718
6.450%	09/15/36		100	125,881
6.625%	09/01/30		150	185,124
6.950%	07/01/24		70	78,917
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25		175	195,061
5.600%	01/03/31		404	438,202
6.625%	01/16/34	GBP	445	692,256
6.850%	06/05/2115		270	278,871
6.900%	03/19/49		35	39,069
7.250%	03/17/44		65	74,980
7.375%	01/17/27		215	258,868
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26		40	40,260
4.750%	02/26/29	EUR	700	802,982
6.375%	01/23/45		249	211,351
6.500%	03/13/27		850	897,186
6.840%	01/23/30		212	218,248
7.690%	01/23/50		300	283,788
Gtd. Notes, EMTN
3.750%	02/21/24	EUR	300	358,925
4.875%	02/21/28	EUR	650	760,753
Gtd. Notes, MTN
6.875%	08/04/26		31	33,718

A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
2.480%	01/28/32		400	$399,224
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
2.150%	01/15/31		710	689,492
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26		200	198,559
3.125%	07/12/41		200	200,173
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		535	564,758
5.000%	03/15/23		130	134,916
Gtd. Notes, 144A
8.250%	01/15/29(a)		180	202,498
SA Global Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.694%	06/17/31		200	202,145
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		1,135	1,153,978
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.250%	11/24/30		200	196,110
Shell International Finance BV (Netherlands),
Gtd. Notes
2.750%	04/06/30		20	21,210
3.250%	04/06/50		70	74,502
Sinopec Group Overseas Development Ltd. (China),
Gtd. Notes
2.950%	11/12/29		200	209,045
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51		480	513,422
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	205	237,762
Wintershall Dea Finance BV (Germany),
Gtd. Notes
0.840%	09/25/25	EUR	200	236,415
1.823%	09/25/31	EUR	100	122,717
				28,224,764
Oil & Gas Services — 0.0%
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
4.026%(s)	11/01/21(oo)		46	384
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
3.125%	09/15/31		40	39,531
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Verallia SA (France),
Gtd. Notes
1.625%	05/14/28	EUR	1,400	$1,672,505
				1,712,036
Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		2,765	3,176,180
4.250%	11/21/49		150	177,597
4.850%	06/15/44		160	200,881
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		130	138,660
9.250%	04/01/26(a)		1,381	1,474,894
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		10	9,484
5.000%	02/15/29		35	32,591
5.250%	01/30/30		270	251,712
6.250%	02/15/29		1,160	1,147,601
7.250%	05/30/29		30	30,717
9.000%	12/15/25		10	10,590
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		10	10,369
5.500%	11/01/25		90	91,455
Bayer AG (Germany),
Sr. Unsec’d. Notes
1.375%	07/06/32	EUR	200	237,518
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28		1,150	1,329,054
Sr. Unsec’d. Notes
2.400%	03/15/30		120	122,020
3.400%	03/15/50		135	139,495
3.400%	03/15/51		540	557,955
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40		1,930	1,848,745
4.125%	04/01/40		40	45,927
4.250%	04/01/50		10	11,831
4.780%	03/25/38		75	91,802
5.050%	03/25/48		420	541,634
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.700%	05/28/50		30	29,553
Teva Pharmaceutical Finance Co. BV (Israel),
Gtd. Notes, Series 2
3.650%	11/10/21		10	9,998
Teva Pharmaceutical Finance Co. LLC (Israel),
Gtd. Notes
6.150%	02/01/36(a)		280	305,980
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.800%	07/21/23		20	19,876
3.150%	10/01/26		217	207,857

A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
4.100%	10/01/46(a)	1,717	$1,483,145
7.125%	01/31/25	280	305,859
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	240	293,555
Viatris, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40	1,570	1,683,985
			16,018,520
Pipelines — 0.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	375	387,144
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.625%	12/15/25	50	54,051
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
3.302%	01/15/35	100	106,701
3.701%	01/15/39	150	166,053
Cheniere Energy Partners LP,
Gtd. Notes, 144A
3.250%	01/31/32	70	70,264
Cheniere Energy, Inc.,
Sr. Sec’d. Notes
4.625%	10/15/28	30	31,634
DCP Midstream LP,
Jr. Sub. Notes, Series A
7.375%(ff)	12/15/22(oo)	70	68,068
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	10	12,452
6.750%	09/15/37	170	225,229
Energy Transfer LP,
Jr. Sub. Notes, Series B
6.625%(ff)	02/15/28(oo)	280	273,263
Jr. Sub. Notes, Series F
6.750%(ff)	05/15/25(oo)	240	246,366
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	820	855,578
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	260	270,384
Sr. Unsec’d. Notes
5.000%	05/15/50	80	92,372
5.300%	04/15/47	390	455,788
5.400%	10/01/47	970	1,156,639
5.950%	10/01/43	80	97,816
6.000%	06/15/48	320	405,549
6.100%	02/15/42	40	49,688
6.250%	04/15/49	100	131,606
6.500%	02/01/42	60	78,121
6.850%	02/15/40	30	38,589
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	75	80,522
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
3.300%	02/15/53	10	$9,822
4.250%	02/15/48	100	113,297
5.100%	02/15/45	30	37,351
5.375%(ff)	02/15/78	90	93,712
5.950%	02/01/41	40	54,333
6.125%	10/15/39	60	82,218
6.450%	09/01/40	80	112,927
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.160%	03/31/34	400	393,430
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
6.190%	11/01/25	625	734,210
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	540	617,151
6.375%	03/01/41	110	150,396
6.500%	09/01/39	120	165,497
6.550%	09/15/40	110	152,446
Gtd. Notes, MTN
6.950%	01/15/38	10	14,177
Kinder Morgan, Inc.,
Gtd. Notes
5.050%	02/15/46	190	229,811
5.300%	12/01/34	100	123,343
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47	685	831,515
5.500%	02/15/49	170	215,665
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49	1,095	1,218,265
5.200%	07/15/48	310	377,722
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.700%	06/15/44	200	213,950
5.150%	06/01/42	660	742,748
6.700%	05/15/36	50	62,530
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	695	771,816
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.875%	02/01/31	40	43,145
5.375%	02/01/27	10	10,353
5.500%	03/01/30	20	21,874
Gtd. Notes, 144A
4.000%	01/15/32	10	10,332
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26	240	299,473
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	25	25,763
4.125%	08/15/31	25	26,126

A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25		100	$105,616
4.350%	02/01/25		40	42,233
4.500%	03/01/28		110	118,978
4.650%	07/01/26		20	21,639
4.750%	08/15/28		110	120,113
5.300%	02/01/30		215	237,512
5.300%	03/01/48		60	69,155
5.450%	04/01/44		180	206,977
5.500%	08/15/48		170	198,857
6.500%	02/01/50		35	41,166
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		225	244,489
3.600%	03/15/22		300	302,711
3.750%	06/15/27		110	121,266
5.100%	09/15/45		10	12,387
5.750%	06/24/44		150	198,074
6.300%	04/15/40		80	109,026
8.750%	03/15/32		240	367,617
				15,827,091
Private Equity — 0.0%
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
2.200%	07/24/25	EUR	305	376,888
Real Estate — 0.0%
Aroundtown SA (Germany),
Sr. Unsec’d. Notes, EMTN
1.000%	01/07/25	EUR	300	356,611
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	255	292,877
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		550	580,873
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29		400	392,681
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	305	371,981
Vonovia Finance BV (Germany),
Gtd. Notes, EMTN
1.625%	10/07/39	EUR	100	117,232
				2,112,255
Real Estate Investment Trusts (REITs) — 0.3%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		10	9,862
4.050%	07/01/30		1,057	1,177,128
4.125%	05/15/29		265	297,811
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31		785	$793,510
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.900%	04/01/41		75	72,094
3.300%	07/01/30		50	53,305
Digital Euro Finco LLC,
Gtd. Notes
1.125%	04/09/28	EUR	305	363,713
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25		650	711,707
Sr. Unsec’d. Notes
4.750%	02/15/28		116	117,119
Equinix, Inc.,
Sr. Unsec’d. Notes
2.500%	05/15/31		175	176,193
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		165	177,897
5.375%	04/15/26		845	961,603
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
3.000%	01/15/30		185	195,052
Kimco Realty Corp.,
Sr. Unsec’d. Notes
1.900%	03/01/28		210	209,879
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	01/15/28		145	158,857
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
0.993%	10/15/26	EUR	200	232,327
3.325%	03/24/25	EUR	405	509,806
Simon Property Group LP,
Sr. Unsec’d. Notes
2.250%	01/15/32		160	156,246
Spirit Realty LP,
Gtd. Notes
2.700%	02/15/32		732	726,393
3.400%	01/15/30		185	196,425
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25		890	940,136
Ventas Realty LP,
Gtd. Notes
2.500%	09/01/31		85	84,001
4.400%	01/15/29		205	234,143
VEREIT Operating Partnership LP,
Gtd. Notes
3.100%	12/15/29		1,005	1,069,839
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		25	25,516

A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.250%	12/01/26		10	$10,443
4.625%	12/01/29		475	514,155
Welltower, Inc.,
Sr. Unsec’d. Notes
2.800%	06/01/31		1,435	1,476,683
4.125%	03/15/29		205	231,169
4.800%	11/20/28	GBP	205	328,937
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33		655	625,063
				12,837,012
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.500%	02/15/29		35	34,659
3.875%	01/15/28		95	95,752
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
6.250%	03/30/26	GBP	300	417,848
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	1,355	1,604,879
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
4.375%	01/27/25		200	215,930
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.125%	12/15/49		30	31,295
3.350%	04/15/50		10	10,821
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/30		10	11,726
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.200%	04/01/50		10	11,936
4.450%	03/01/47		130	158,045
4.450%	09/01/48		67	82,194
Sally Holdings LLC/Sally Capital, Inc.,
Sec’d. Notes, 144A
8.750%	04/30/25		100	108,071
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31		45	44,584
				2,827,740
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27		175	192,358
Broadcom, Inc.,
Gtd. Notes
4.150%	11/15/30		133	147,490
Gtd. Notes, 144A
2.600%	02/15/33		305	294,897
3.500%	02/15/41		1,240	1,230,047
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36	7	$6,980
Intel Corp.,
Sr. Unsec’d. Notes
2.000%	08/12/31	40	39,749
2.800%	08/12/41	15	14,951
3.050%	08/12/51	5	5,003
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23	284	300,212
Sr. Sec’d. Notes, 144A
0.972%	02/15/24	25	25,012
0.983%	09/01/24	40	39,964
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/40	10	11,103
3.500%	04/01/50	60	66,785
3.700%	04/01/60	20	23,102
NXP BV/NXP Funding LLC (China),
Gtd. Notes, 144A
4.625%	06/01/23	500	532,222
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
3.400%	05/01/30	15	16,251
			2,946,126
Software — 0.1%
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
2.950%	02/15/51	50	47,927
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41	540	546,549
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	1,250	1,361,321
4.400%	07/01/49	50	59,747
Microsoft Corp.,
Sr. Unsec’d. Notes
3.041%	03/17/62	100	105,255
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/22	250	252,515
2.875%	03/25/31	125	128,814
3.600%	04/01/50	50	50,053
salesforce.com, Inc.,
Sr. Unsec’d. Notes
1.500%	07/15/28	100	99,594
1.950%	07/15/31	25	24,907
2.700%	07/15/41	25	24,911
2.900%	07/15/51	10	10,007
3.050%	07/15/61	20	20,260
			2,731,860

A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications — 0.3%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		220	$228,274
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	175	217,063
3.550%	09/15/55		295	290,851
3.650%	09/15/59		1,670	1,652,991
5.200%	11/18/33	GBP	100	174,128
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27		50	47,562
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	03/01/26		775	805,082
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		150	147,072
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, MTN
2.625%	04/08/31		200	204,022
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	200	243,301
Sr. Unsec’d. Notes, EMTN
1.625%	04/07/32	EUR	100	128,231
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		54	80,716
Sprint Communications, Inc.,
Gtd. Notes
11.500%	11/15/21		30	30,365
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25		1,160	1,356,117
7.875%	09/15/23		174	194,461
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		14	14,150
2.625%	02/15/29		40	40,403
2.875%	02/15/31		40	40,358
Gtd. Notes, 144A
3.500%	04/15/31		60	63,362
Sr. Sec’d. Notes
2.550%	02/15/31		2,335	2,344,743
3.300%	02/15/51		175	169,623
3.875%	04/15/30		385	425,347
4.500%	04/15/50		50	58,401
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.118%(c)	03/16/22		800	803,455
Sr. Unsec’d. Notes
2.850%	09/03/41		55	53,684
3.400%	03/22/41		1,440	1,502,642
3.550%	03/22/51		60	63,175
3.700%	03/22/61		190	200,844
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
3.850%	11/01/42		10	$11,102
4.500%	08/10/33		175	208,377
4.522%	09/15/48		150	183,607
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	01/31/31	EUR	1,380	1,641,095
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
2.200%	08/25/26	EUR	300	382,926
				14,007,530
Transportation — 0.0%
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	200	321,196
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	170	193,388
3.638%	06/20/22	CHF	100	109,762
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	100	112,702
Regie Autonome des Transports Parisiens (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	100	116,832
Russian Railways Via RZD Capital PLC (Russia),
Sr. Unsec’d. Notes
7.487%	03/25/31	GBP	135	241,850
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.950%	03/10/52		30	29,877
XPO CNW, Inc.,
Sr. Unsec’d. Notes
6.700%	05/01/34		130	159,399
				1,285,006
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30		50	52,614
3.250%	06/01/51		25	25,946
				78,560

Total Corporate Bonds (cost $257,624,515)				257,626,323
Foreign Treasury Obligation — 0.2%
Brazil Letras do Tesouro Nacional
7.448%(s)	01/01/24	BRL	47,000	6,964,158
(cost $7,563,874)
Municipal Bonds — 0.0%
California — 0.0%
State of California,
General Obligation Unlimited, Taxable, BABs
7.550%	04/01/39		5	8,416

A33

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
University of California,
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	1	$1,375
			9,791
Illinois — 0.0%
State of Illinois,
General Obligation Unlimited, Taxable, Pension
5.100%	06/01/33	10	11,659
Michigan — 0.0%
City of Detroit,
General Obligation Limited, Series B-1
4.000%(cc)	04/01/44	70	66,860
Michigan Finance Authority,
Taxable, Revenue Bonds
3.384%	12/01/40	40	43,741
			110,601
New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	30	47,842
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	2	3,269
			51,111
New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	50	64,924
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs, Series ST
5.770%	03/15/39	40	49,343
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds
4.031%	09/01/48	10	12,008
Consolidated, Taxable, Revenue Bonds, Series 192
4.810%	10/15/65	20	27,341
Revenue Bonds
4.458%	10/01/62	5	6,757
			160,373
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.048%	12/01/56	5	6,311
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	10	14,116
Texas — 0.0%
City of San Antonio TX Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.985%	02/01/39	5	7,162
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Texas (cont’d.)
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C
2.919%	11/01/50	15	$14,981
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	15	16,767
			38,910
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	315	311,258
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	20	25,798
			337,056

Total Municipal Bonds (cost $746,998)			739,928
Residential Mortgage-Backed Securities — 0.3%
Banc of America Funding Trust,
Series 2006-I, Class 4A1
3.159%(cc)	10/20/46	65	56,007
Series 2015-R02, Class 9A2, 144A
0.343%(cc)	03/27/36	1,496	1,483,625
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.686%(c)	04/25/28	63	63,138
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
3.686%(c)	06/25/30	1,095	1,106,796
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
2.050%	09/12/26^	1,500	1,500,000
Connecticut Avenue Securities Trust,
Series 2019-R05, Class 1B1, 144A, 1 Month LIBOR + 4.100% (Cap N/A, Floor 0.000%)
4.186%(c)	07/25/39	120	121,805
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.136%(c)	01/25/40	48	47,990
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.786%(c)	11/25/28	1,179	1,179,805
Fannie Mae Connecticut Avenue Securities,
Series 2014-C03, Class 1M2, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.086%(c)	07/25/24	321	326,612
Series 2015-C03, Class 2M2, 1 Month LIBOR + 5.000% (Cap N/A, Floor 0.000%)
5.086%(c)	07/25/25	25	25,481
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.486%(c)	05/25/30	69	69,598

A34

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.336%(c)	07/25/30	62	$63,306
Series 2018-C05, Class 1B1, 1 Month LIBOR + 4.250% (Cap N/A, Floor 4.250%)
4.336%(c)	01/25/31	350	368,339
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2017-DNA02, Class B1, 1 Month LIBOR + 5.150% (Cap N/A, Floor 0.000%)
5.236%(c)	10/25/29	730	797,471
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.050%(c)	11/25/50	205	215,379
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)
2.386%(c)	01/25/50	64	63,962
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.936%(c)	02/25/50	181	182,154
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.836%(c)	08/25/50	65	65,074
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
3.050%(c)	12/25/50	250	253,130
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
1.850%(c)	01/25/51	61	61,191
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
3.100%(c)	01/25/34	380	388,095
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
1.700%(c)	01/25/34	80	80,654
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
3.200%(c)	12/25/33	30	30,413
Series 2021-HQA02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)
2.100%(c)	12/25/33	80	80,727
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
3.400%(c)	09/25/41	170	170,236
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.150%(c)	09/25/41	790	790,745
FHLMC Structured Agency Credit Risk Trust,
Series 2019-HQA2, Class M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)
2.136%(c)	04/25/49	556	559,430
Government National Mortgage Assoc.,
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
0.770%(c)	08/20/61	4	4,289
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Home Re Ltd. (Bermuda),
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
1.650%(c)	01/25/34		220	$220,130
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
2.850%(c)	01/25/34		350	350,875
HomeBanc Mortgage Trust,
Series 2005-03, Class M4, 1 Month LIBOR + 1.005% (Cap 11.500%, Floor 1.005%)
1.091%(c)	07/25/35		360	363,075
Lehman Mortgage Trust,
Series 2006-05, Class 2A2, IO, 1 Month LIBOR x (1) + 7.150% (Cap 7.150%, Floor 0.000%)
7.064%(c)	09/25/36		243	69,000
PMT Credit Risk Transfer Trust,
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
2.988%(c)	02/27/24		212	216,320
Radnor Re Ltd. (Bermuda),
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.700%)
1.750%(c)	12/27/33		1,000	1,003,803
Residential Asset Securitization Trust,
Series 2005-A15, Class 2A11, IO, 1 Month LIBOR x (1) + 5.550% (Cap 5.550%, Floor 0.000%)
5.464%(c)	02/25/36		1,480	369,623
RFMSI Trust,
Series 2003-S09, Class A1
6.500%	03/25/32		3	3,637
Seasoned Credit Risk Transfer Trust,
Series 2020-03, Class M, 144A
4.250%(cc)	05/25/60		260	272,575
ZH Trust,
Series 2021-01, Class A, 144A
2.253%	02/18/27		100	100,142

Total Residential Mortgage-Backed Securities (cost $12,573,494)				13,124,632
Sovereign Bonds — 3.2%
1MDB Global Investments Ltd. (Malaysia),
Sr. Unsec’d. Notes
4.400%	03/09/23		1,000	1,007,215
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	04/16/50		500	572,606
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	200	236,447
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.500%(cc)	07/09/30		825	302,128
1.000%	07/09/29		46	17,575
2.000%(cc)	01/09/38		308	119,348

A35

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	2,141	$1,742,537
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	70	54,994
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	662	477,607
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	1,953	1,223,187
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	55	84,881
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	50	99,076
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		1,375	1,476,223
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.000%	01/27/45		890	831,530
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
2.500%	07/04/44	EUR	33	58,653
3.250%	07/04/42	EUR	175	335,104
Bonds, Series G
0.000%	08/15/50	EUR	153	165,861
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	600	704,555
Canadian Government Bond (Canada),
Bonds
0.250%	04/01/24	CAD	650	507,808
0.250%	03/01/26	CAD	1,778	1,355,796
2.000%	12/01/51	CAD	286	226,516
4.000%	06/01/41	CAD	175	187,147
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.100%	05/07/41		200	193,444
China Government Bond (China),
Bonds, Series INBK
3.020%	05/27/31	CNH	49,210	7,722,168
3.270%	11/19/30	CNH	79,130	12,606,655
Sr. Unsec’d. Notes
3.310%	11/30/25	CNH	2,500	400,057
3.380%	11/21/24	CNH	2,000	318,377
3.390%	05/21/25	CNH	2,000	319,720
3.480%	06/29/27	CNH	5,500	890,507
3.950%	06/29/43	CNH	3,000	529,252
4.290%	05/22/29	CNH	1,000	172,255
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	300	345,211
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27		250	259,246
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	905	1,159,865
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	100	$119,442
Unsec’d. Notes
1.500%	06/17/31	EUR	590	715,638
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	635	765,376
Czech Republic Government Bond (Czech Republic),
Bonds, Series 078
2.500%	08/25/28	CZK	2,660	124,829
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	380	103,268
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.875%	01/30/60		190	186,363
6.000%	07/19/28		250	281,919
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
7.625%	05/29/32		290	288,855
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	200	270,786
European Union (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.000%	03/04/26	EUR	680	802,762
0.000%	07/04/35	EUR	325	362,123
0.200%	06/04/36	EUR	350	397,207
0.700%	07/06/51	EUR	89	105,972
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	85	95,540
French Republic Government Bond OAT (France),
Bonds
0.000%	02/25/26	EUR	1,000	1,181,696
0.000%	11/25/30	EUR	850	979,612
Bonds, 144A
0.750%	05/25/53	EUR	100	109,289
1.250%	05/25/36	EUR	505	652,835
Ghana Government International Bond (Ghana),
Bank Gtd. Notes, 144A
10.750%	10/14/30		200	241,146
Hellenic Republic Government Bond (Greece),
Bonds, 144A
0.750%	06/18/31	EUR	8,079	9,273,178
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	575	742,964
Hungary Government Bond (Hungary),
Bonds, Series 30/A
3.000%	08/21/30	HUF	18,100	58,034
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	565	691,180
Sr. Unsec’d. Notes, 144A
3.125%	09/21/51		200	197,313

A36

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	565	$661,012
1.100%	03/12/33	EUR	225	252,484
1.750%	04/24/25	EUR	225	272,357
3.500%	01/11/28		290	315,073
3.850%	10/15/30		250	279,516
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	915	1,251,454
Indonesia Treasury Bond (Indonesia),
Bonds, Series 056
8.375%	09/15/26	IDR	331,000	26,315
Bonds, Series 059
7.000%	05/15/27	IDR	22,282,000	1,677,638
Bonds, Series 065
6.625%	05/15/33	IDR	4,000,000	280,952
Bonds, Series 068
8.375%	03/15/34	IDR	19,238,000	1,535,753
Bonds, Series 071
9.000%	03/15/29	IDR	19,859,000	1,631,858
Bonds, Series 076
7.375%	05/15/48	IDR	16,801,000	1,209,403
Bonds, Series 078
8.250%	05/15/29	IDR	11,200,000	884,588
Bonds, Series 079
8.375%	04/15/39	IDR	8,230,000	650,327
Bonds, Series 082
7.000%	09/15/30	IDR	10,149,000	748,510
Bonds, Series 087
6.500%	02/15/31	IDR	3,340,000	235,711
Ireland Government Bond (Ireland),
Unsec’d. Notes
0.000%	10/18/31	EUR	610	694,040
1.500%	05/15/50	EUR	30	40,014
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	100	191,152
Israel Government Bond - Fixed (Israel),
Bonds, Series 0330
1.000%	03/31/30	ILS	385	117,551
Bonds, Series 1024
0.400%	10/31/24	ILS	100	31,113
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds, 144A
2.800%	03/01/67	EUR	50	68,207
Sr. Unsec’d. Notes
0.000%	01/15/24	EUR	203	236,793
0.000%	08/15/24	EUR	143	166,598
0.000%	04/01/26	EUR	986	1,138,114
0.350%	02/01/25	EUR	1,100	1,295,171
Sr. Unsec’d. Notes, 144A
0.600%	08/01/31	EUR	2,225	2,515,463
0.950%	12/01/31	EUR	822	956,354
0.950%	03/01/37	EUR	155	170,549
1.700%	09/01/51	EUR	47	53,111
1.850%	07/01/25	EUR	600	744,871
2.150%	03/01/72	EUR	13	14,791
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
3.100%	03/01/40	EUR	296	$432,373
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32		82	81,833
6.125%	06/15/33		200	211,128
Sr. Unsec’d. Notes, 144A
6.125%	06/15/33		300	316,692
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		250	257,124
2.125%	10/25/23		360	371,609
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	28,800	234,609
Japan Government Ten Year Bond (Japan),
Bonds, Series 328
0.600%	03/20/23	JPY	101,400	920,585
Bonds, Series 330
0.800%	09/20/23	JPY	111,450	1,019,478
Bonds, Series 337
0.300%	12/20/24	JPY	230,150	2,095,349
Bonds, Series 345
0.100%	12/20/26	JPY	285,650	2,591,023
Bonds, Series 361
0.100%	12/20/30	JPY	169,700	1,533,872
Japan Government Thirty Year Bond (Japan),
Bonds, Series 32
2.300%	03/20/40	JPY	34,450	414,230
Bonds, Series 56
0.800%	09/20/47	JPY	157,550	1,490,948
Bonds, Series 65
0.400%	12/20/49	JPY	10,200	85,979
Japan Government Twenty Year Bond (Japan),
Bonds, Series 157
0.200%	06/20/36	JPY	280,700	2,500,450
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	145	169,640
1.550%	11/09/23	EUR	380	454,132
2.375%	11/09/28	EUR	225	290,583
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 87, 144A
0.900%	06/22/29	EUR	320	401,081
Sr. Unsec’d. Notes, Series 88, 144A
1.700%	06/22/50	EUR	75	104,557
Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	75	144,834
Korea Treasury Bond (South Korea),
Bonds, Series 2612
1.500%	12/10/26	KRW	146,310	120,447
Bonds, Series 3012
1.500%	12/10/30	KRW	338,100	268,112
Bonds, Series 4009
1.500%	09/10/40	KRW	167,130	124,880
Bonds, Series 5003
1.500%	03/10/50	KRW	225,860	161,795

A37

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, Series 2406
1.125%	06/10/24	KRW	248,710	$207,447
Sr. Unsec’d. Notes, Series 2603
1.250%	03/10/26	KRW	98,030	80,456
Malaysia Government Bond (Malaysia),
Bonds, Series 0307
3.502%	05/31/27	MYR	1,570	382,080
Mexican Bonos (Mexico),
Bonds, Series M20
7.500%	06/03/27	MXN	5,090	251,179
Bonds, Series M
8.000%	11/07/47	MXN	47,410	2,319,387
Sr. Unsec’d. Notes, Series M
7.750%	11/13/42	MXN	130,406	6,259,557
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	450	510,690
2.250%	08/12/36	EUR	200	227,999
2.659%	05/24/31		250	241,085
4.280%	08/14/41		200	204,187
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40		150	184,068
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/27	EUR	150	178,029
0.000%	07/15/31	EUR	120	140,070
0.000%	01/15/38	EUR	100	111,876
0.000%	01/15/52	EUR	50	52,015
New Zealand Government Bond (New Zealand),
Bonds, Series 0437
2.750%	04/15/37	NZD	100	72,177
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, Series 483, 144A
1.250%	09/17/31	NOK	440	48,725
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.160%	01/23/30		200	206,171
3.875%	03/17/28		500	543,208
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	170	35,491
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	395	442,098
1.862%	12/01/32		300	273,772
2.392%	01/23/26		5	5,110
2.750%	01/30/26	EUR	395	506,152
2.783%	01/23/31		180	178,741
4.125%	08/25/27		10	11,065
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	225	259,017
1.200%	04/28/33	EUR	230	266,089
1.950%	01/06/32		200	193,765
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
0.300%	10/17/31	EUR	100	115,219
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
0.900%	10/12/35	EUR	140	$167,357
Unsec’d. Notes, 144A
1.000%	04/12/52	EUR	810	869,856
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	150	127,066
Unsec’d. Notes
0.625%	04/18/25	EUR	445	531,106
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
1.550%	06/18/31	CAD	150	113,410
Province of Ontario (Canada),
Bonds
1.900%	12/02/51	CAD	150	97,498
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	812	1,053,701
Unsec’d. Notes
2.150%	06/02/31	CAD	300	237,921
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.500%	09/01/31	CAD	250	187,345
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29		40	57,021
Unsec’d. Notes
3.500%	12/01/45	CAD	120	108,274
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A, MTN
3.900%(cc)	09/01/37		178	81,083
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.000%	03/14/29		200	227,612
5.750%	01/20/42		200	279,274
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29		200	227,612
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	89	117,659
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
0.750%	10/20/26	EUR	143	175,933
0.750%	03/20/51	EUR	53	63,237
0.850%	06/30/2120	EUR	67	69,218
2.400%	05/23/34	EUR	114	168,728
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		55	69,106
Republic of Poland Government Bond (Poland),
Bonds, Series 0726
2.500%	07/25/26	PLN	650	171,769
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		4	4,085
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	250	324,658
Unsec’d. Notes, 144A
2.000%	04/14/33	EUR	100	110,688
2.625%	12/02/40	EUR	400	431,667

A38

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
2.750%	04/14/41	EUR	175	$188,315
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	403	458,646
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6212
7.050%	01/19/28	RUB	88,316	1,208,057
Bonds, Series 6219
7.750%	09/16/26	RUB	18,090	254,296
Bonds, Series 6221
7.700%	03/23/33	RUB	11,090	157,283
Bonds, Series 6224
6.900%	05/23/29	RUB	236,510	3,202,289
Bonds, Series 6225
7.250%	05/10/34	RUB	86,430	1,176,314
Bonds, Series 6226
7.950%	10/07/26	RUB	18,030	255,991
Bonds, Series 6228
7.650%	04/10/30	RUB	27,440	388,676
Bonds, Series 6230
7.700%	03/16/39	RUB	198,331	2,809,606
Bonds, Series 6232
6.000%	10/06/27	RUB	127,000	1,647,853
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
1.850%	11/20/32	EUR	600	693,401
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	100	121,359
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33		200	194,667
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	400	459,102
2.250%	02/02/33		200	194,667
2.375%	10/26/21		500	500,626
3.625%	03/04/28		2,200	2,418,054
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	250	286,054
3.125%	05/15/27	EUR	920	1,171,188
Singapore Government Bond (Singapore),
Bonds
3.500%	03/01/27	SGD	300	248,729
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
0.000%	01/31/26	EUR	700	821,180
Sr. Unsec’d. Notes, 144A
0.100%	04/30/31	EUR	105	118,371
0.500%	10/31/31	EUR	339	394,384
0.850%	07/30/37	EUR	300	344,592
1.000%	10/31/50	EUR	815	867,890
1.850%	07/30/35	EUR	181	240,467
Sr. Unsec’d. Notes, Series 30Y, 144A
2.700%	10/31/48	EUR	150	231,318
State of Israel (Israel),
Sr. Unsec’d. Notes
3.800%	05/13/60		400	444,170
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sweden Government Bond (Sweden),
Bonds, Series 1062, 144A
0.125%	05/12/31	SEK	1,755	$195,688
Swiss Confederation Government Bond (Switzerland),
Bonds
1.500%	04/30/42	CHF	55	76,888
3.250%	06/27/27	CHF	155	201,839
3.500%	04/08/33	CHF	90	136,773
Thailand Government Bond (Thailand),
Bonds
4.675%	06/29/44	THB	4,000	159,748
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
6.750%	06/20/26	EUR	1,130	1,420,734
8.994%	02/01/24		450	495,068
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	250	268,089
7.253%	03/15/33		300	303,504
9.750%	11/01/28		250	293,450
United Kingdom Gilt (United Kingdom),
Bonds
0.125%	01/31/24	GBP	810	1,084,555
0.250%	07/31/31	GBP	197	246,639
0.500%	10/22/61	GBP	296	302,842
0.625%	07/31/35	GBP	450	558,936
1.250%	07/31/51	GBP	136	176,918
4.250%	12/07/40	GBP	313	630,210
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27		10	11,522
4.975%	04/20/55		15	18,810

Total Sovereign Bonds (cost $145,297,670)				141,254,631
U.S. Government Agency Obligations — 0.4%
Federal Home Loan Mortgage Corp.
1.500%	04/01/51		124	120,753
2.000%	06/01/36		244	251,639
2.000%	08/01/51		99	99,474
2.500%	02/01/51		886	916,000
4.000%	07/01/47		68	73,085
6.250%	07/15/32		105	152,136
6.750%	03/15/31		320	464,375
Federal National Mortgage Assoc.
1.500%	09/01/36		199	201,064
2.000%	TBA		5,500	5,504,941
2.000%	09/01/36		174	179,017
2.000%	08/01/51		979	982,253
2.000%	08/01/51		980	987,599
2.000%	09/01/51		274	275,132
2.000%	10/01/51		105	105,361
2.000%	10/01/51		155	155,533
2.500%	06/01/36		295	308,620
2.500%	10/01/51		105	108,356
3.000%	03/01/33		107	113,996
3.000%	07/01/36		112	118,270
3.000%	06/01/38		72	76,706

A39

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	04/01/40	81	$86,865
3.000%	08/01/51	862	905,822
3.500%	06/01/45	188	204,642
3.500%	10/01/45	82	88,355
3.500%	04/01/49	191	208,679
3.500%	06/01/49	81	86,060
3.500%	06/01/49	300	319,625
3.500%	09/01/51	99	105,960
4.000%	06/01/48	96	103,965
4.000%	11/01/48	91	98,061
4.000%	01/01/49	96	102,841
4.000%	04/01/50	92	100,058
4.500%	06/01/47	111	120,801
4.500%	06/01/48	104	113,300
4.500%	09/01/48	95	103,929
6.250%	05/15/29	490	659,648
6.625%	11/15/30	155	221,046
7.125%	01/15/30	10	14,374
Government National Mortgage Assoc.
2.500%	07/20/51	868	896,080
3.000%	07/20/51	495	517,921
3.500%	10/20/41	53	57,117
3.500%	01/20/46	40	43,102
3.500%	12/20/46	34	36,077
3.500%	09/20/48	81	85,890
3.500%	06/20/51	99	104,622
3.500%	07/20/51	71	75,554
4.000%	03/20/46	87	93,780
4.000%	06/20/48	65	68,913
4.000%	12/20/50	57	61,028
4.500%	12/20/45	94	103,505

Total U.S. Government Agency Obligations (cost $17,086,850)			16,981,930
U.S. Treasury Obligations — 9.4%
U.S. Treasury Bonds
1.125%	08/15/40	240	206,588
1.250%	05/15/50	13,680	11,194,087
1.375%	11/15/40	1,849	1,661,500
1.625%	11/15/50	2,080	1,869,400
1.750%	08/15/41	2,414	2,308,387
1.875%	02/15/51	6,665	6,358,827
2.000%	02/15/50	640	628,900
2.000%	08/15/51	814	799,882
2.250%	05/15/41	24,740	25,733,466
2.250%	08/15/49	420	435,488
2.375%	05/15/51	4,105	4,382,087
2.750%	08/15/47	7,870	8,937,369
2.875%	05/15/49	270	315,984
3.875%	08/15/40	5	6,555
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/23	12,979	13,418,111
0.125%	01/15/30	20,405	22,423,860
0.125%	01/15/31	13,256	14,555,461
0.125%	02/15/51	10	11,498
0.250%	01/15/25	17,877	19,206,009
0.375%	01/15/27	1,763	1,946,772
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
0.500%	04/15/24	32,030	$34,200,057
0.500%	01/15/28	41,589	46,571,356
0.625%	04/15/23	22,839	23,898,030
0.625%	01/15/24	269	287,101
0.625%	01/15/26	2,327	2,567,838
0.625%	02/15/43	24	28,291
0.750%	02/15/42	12,517	15,240,800
0.750%	02/15/45	46	57,049
0.875%	01/15/29	16,953	19,592,812
1.000%	02/15/46	5,565	7,245,781
1.000%	02/15/49	15,487	20,767,589
2.000%	01/15/26	19,720	22,993,403
2.125%	02/15/41	3,703	5,574,984
2.375%	01/15/27	68	82,322
3.375%	04/15/32	5,900	8,636,270
U.S. Treasury Notes
0.125%	06/30/22	5	5,002
0.125%	04/30/23(k)	2,605	2,601,642
0.250%	05/15/24	4,239	4,218,467
0.375%	03/31/22	125	125,195
0.375%	07/15/24	880	877,525
0.375%	01/31/26(a)	5,790	5,666,058
0.500%	02/28/26	250	245,801
0.625%	07/31/26	2,325	2,287,764
0.750%	04/30/26(k)	4,407	4,373,603
0.750%	08/31/26	1,133	1,120,962
1.125%	02/29/28	160	159,025
1.125%	08/31/28	2,290	2,263,164
1.125%	02/15/31	590	571,562
1.250%	04/30/28	2,400	2,399,250
1.250%	05/31/28	170	169,788
1.250%	06/30/28	6,830	6,816,127
1.250%	09/30/28	2,430	2,419,748
1.250%	08/15/31(a)	25,545	24,926,332
1.500%	01/31/22	15	15,071
1.625%	08/15/29	190	193,592
1.625%	05/15/31	460	465,463
1.750%	04/30/22	15	15,147
1.750%	07/15/22	40	40,523
U.S. Treasury Strips Coupon
1.942%(s)	11/15/40	1,450	962,947
2.216%(s)	02/15/42	5,700	3,661,359
U.S. Treasury Strips Principal
1.973%(s)	11/15/50	1,535	829,200

Total U.S. Treasury Obligations (cost $411,607,942)			411,574,231

Total Long-Term Investments (cost $3,085,127,017)			3,114,524,580

Shares
Short-Term Investments — 33.8%
Affiliated Mutual Funds — 20.1%
PGIM Core Ultra Short Bond Fund(wd)(vv)	689,235,201	689,235,201

A40

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $193,906,269; includes $193,898,649 of cash collateral for securities on loan)(b)(wd)	194,022,683	$193,906,269

Total Affiliated Mutual Funds (cost $883,141,470)		883,141,470

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.1%
American Honda Finance Corp.
0.170%	11/03/21	425	424,943
0.150%	10/21/21	1,000	999,924
Cigna Corp.
0.150%	10/26/21	750	749,921
Danaher Corp.
0.160%	10/01/21	750	749,997
Humana, Inc.
0.200%	10/14/21	750	749,916

Total Commercial Paper (cost $3,674,718)				3,674,701
U.S. Treasury Obligations(n) — 10.1%
U.S. Treasury Bills
0.035%	10/21/21	54,000	53,997,645
0.043%	11/18/21	61,000	60,997,662
0.029%	12/09/21(h)(k)	65	64,996
0.029%	12/09/21(h)(k)	800	799,957
0.029%	12/09/21(h)(k)	30,250	30,248,357
0.040%	12/16/21	32,500	32,497,530
0.035%	01/13/22(h)	32,500	32,496,805
0.025%	02/24/22(k)	116,000	115,979,383
0.068%	09/08/22	116,000	115,917,347

Total U.S. Treasury Obligations (cost $443,016,764)				442,999,682

	Shares
Unaffiliated Funds — 3.0%
BlackRock Liquidity FedFund (Institutional Shares)	56,699,601	56,699,601
Goldman Sachs Financial Square Government Fund (Institutional Shares)	56,699,603	56,699,603
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	3,016,159	3,016,159
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio (Institutional Shares)	14,422,935	14,422,935

Total Unaffiliated Funds (cost $130,838,298)		130,838,298
Value

Options Purchased*~ — 0.5%
(cost $22,576,235)	$23,811,766

Total Short-Term Investments (cost $1,483,247,485)	1,484,465,917

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—104.7% (cost $4,568,374,502)	4,598,990,497

Options Written*~ — (0.0)%
(premiums received $1,527,306)	(896,259)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—104.7% (cost $4,566,847,835)	4,598,094,873

Liabilities in excess of other assets(z) — (4.7)%	(208,431,062)

Net Assets — 100.0%	$4,389,663,811

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

A41

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BIBOR	Bangkok Interbank Offered Rate
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
COOIS	Colombia Overnight Interbank Reference Rate
CPI	Consumer Price Index
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
FTSE	Financial Times Stock Exchange
GMTN	Global Medium Term Note
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
LP	Limited Partnership
M	Monthly payment frequency for swaps
MosPRIME	Moscow Prime Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NIBOR	Norwegian Interbank Offered Rate
NSA	Non-Seasonally Adjusted
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRI	Primary Rate Interface
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REITs	Real Estate Investment Trust
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SGMX	Sigma X MTF
SIBOR	Singapore Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depositary Receipts
STIBOR	Stockholm Interbank Offered Rate
STOXX	Stock Index of the Eurozone
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TELBOR	Tel Aviv Interbank Offered Rate
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
TRQX	Turquoise Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
WTI	West Texas Intermediate
XNGS	NASDAQ Global Select Exchange
XPAR	Paris Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,710,716 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $188,389,389; cash collateral of $193,898,649 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $485,966. The aggregate value of $479,376 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
A42

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(vv)	Includes an amount of $1,060,394 segregated as collateral for OTC derivatives.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	10/22/21	$122.75		1		1	$297
10 Year Euro-Bund Futures	Call	10/22/21	182.00		493	EUR	493	5,711
10 Year U.S. Treasury Notes Futures	Call	10/08/21	$131.75		6		6	1,969
10 Year U.S. Treasury Notes Futures	Call	10/08/21	$132.00		12		12	2,813
10 Year U.S. Treasury Notes Futures	Call	10/08/21	$132.25		6		6	938
10 Year U.S. Treasury Notes Futures	Call	10/08/21	$132.50		6		6	563
10 Year U.S. Treasury Notes Futures	Call	10/22/21	$131.50		36		36	22,500
10 Year U.S. Treasury Notes Futures	Call	10/22/21	$132.25		9		9	2,672
10 Year U.S. Treasury Notes Futures	Call	10/22/21	$132.50		11		11	2,406
10 Year U.S. Treasury Notes Futures	Call	10/22/21	$135.00		1,200		1,200	18,750
10 Year U.S. Treasury Notes Futures	Call	10/22/21	$139.00		250		250	—
20 Year U.S. Treasury Notes Futures	Call	10/08/21	$159.50		12		12	10,312
20 Year U.S. Treasury Notes Futures	Call	10/08/21	$160.00		6		6	3,844
20 Year U.S. Treasury Notes Futures	Call	10/08/21	$161.50		6		6	1,406
20 Year U.S. Treasury Notes Futures	Call	10/08/21	$162.50		9		9	984
20 Year U.S. Treasury Notes Futures	Call	10/22/21	$159.00		18		18	27,562
20 Year U.S. Treasury Notes Futures	Call	10/22/21	$159.50		12		12	15,375
20 Year U.S. Treasury Notes Futures	Call	10/22/21	$160.00		7		7	7,437
20 Year U.S. Treasury Notes Futures	Call	10/22/21	$161.00		42		42	29,531
20 Year U.S. Treasury Notes Futures	Call	10/22/21	$162.00		47		47	20,562
Euro Futures	Call	11/05/21	1.18		3		375	900
Japanese Yen Currency	Call	11/05/21	89.50		6		8	6,300
Japanese Yen Currency	Call	11/05/21	90.00		3		4	2,175
S&P 500 Index	Call	07/30/26	$4,280.00		130		13	10,145,564
S&P 500 Index	Call	07/30/27	$4,290.00		150		15	13,073,104
2 Year Eurodollar Midcurve Options	Put	12/10/21	$95.50		100		250	625
2 Year Eurodollar Midcurve Options	Put	12/10/21	$96.50		100		250	625
5 Year U.S. Treasury Notes Futures	Put	10/22/21	$119.25		600		600	—
5 Year U.S. Treasury Notes Futures	Put	10/22/21	$120.25		56		56	875
5 Year U.S. Treasury Notes Futures	Put	10/22/21	$120.50		150		150	2,344
10 Year U.S. Treasury Notes Futures	Put	10/08/21	$132.00		12		12	7,500
10 Year U.S. Treasury Notes Futures	Put	10/22/21	$131.75		12		12	7,687
20 Year U.S. Treasury Notes Futures	Put	10/22/21	$147.00		1,000		1,000	31,250
20 Year U.S. Treasury Notes Futures	Put	10/22/21	$151.00		100		100	4,688
Euro Futures	Put	10/08/21	1.18		3		375	7,537
Total Exchange Traded (cost $21,987,475)								$23,466,806

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs RUB	Call	Goldman Sachs Bank USA	10/19/21	74.30		—		1,590	$5,037
Currency Option USD vs AUD	Put	Goldman Sachs Bank USA	11/22/21	0.73		—		750	8,411
Currency Option USD vs BRL	Put	Morgan Stanley Capital Services LLC	10/08/21	5.25		—		1,590	962
Currency Option USD vs BRL	Put	BNP Paribas S.A.	11/23/21	5.25		—		1,540	12,233
Currency Option USD vs CAD	Put	BNP Paribas S.A.	11/22/21	1.27		—		1,470	16,866
Currency Option USD vs EUR	Put	Morgan Stanley Capital Services LLC	10/01/21	1.19		—		3,080	—
Currency Option USD vs JPY	Put	Goldman Sachs Bank USA	10/01/21	110.00		—		1,540	—
Currency Option USD vs JPY	Put	Morgan Stanley Capital Services LLC	11/10/21	107.80		—		3,195	2,119
A43

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs MXN	Put	Morgan Stanley Capital Services LLC	11/18/21	20.24		—		1,560	$7,809
Currency Option USD vs MXN	Put	Morgan Stanley Capital Services LLC	11/23/21	20.42		—		1,510	12,529
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	12/03/21	20.10		—		1,629	7,312
Currency Option USD vs MXN	Put	Citibank, N.A.	12/23/21	20.00		—		1,630	7,620
Currency Option USD vs NZD	Put	Goldman Sachs Bank USA	11/22/21	0.71		—		1,140	4,735
Currency Option USD vs RUB	Put	Goldman Sachs Bank USA	10/05/21	73.50		—		1,577	17,393
Currency Option USD vs RUB	Put	Morgan Stanley Capital Services LLC	10/11/21	73.50		—		775	9,574
Currency Option USD vs RUB	Put	JPMorgan Chase Bank, N.A.	10/28/21	74.83		—		1,580	44,590
Currency Option USD vs RUB	Put	JPMorgan Chase Bank, N.A.	11/18/21	74.91		—		1,720	50,260
Currency Option USD vs RUB	Put	Morgan Stanley Capital Services LLC	11/30/21	73.40		—		1,627	24,932
Currency Option USD vs RUB	Put	Goldman Sachs Bank USA	12/17/21	74.00		—		1,600	32,344
Currency Option USD vs RUB	Put	Citibank, N.A.	12/23/21	72.63		—		1,630	17,853
Currency Option USD vs RUB	Put	Goldman Sachs Bank USA	01/11/22	72.69		—		1,600	18,688
Currency Option USD vs RUB	Put	Goldman Sachs Bank USA	01/13/22	74.70		—		1,550	40,918
Total OTC Traded (cost $584,120)									$342,185

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.36.V1, 06/20/26	Call	BNP Paribas S.A.	10/20/21	$109.50	5.00%(Q)	CDX.NA.HY.36.V1(Q)	1,600		$2,775
(cost $4,640)
Total Options Purchased (cost $22,576,235)									$23,811,766
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2 Year Eurodollar Midcurve Options	Call	12/10/21	$98.75		26		65	$(11,862)
2 Year Eurodollar Midcurve Options	Call	12/10/21	$99.13		39		98	(2,925)
2 Year Eurodollar Midcurve Options	Call	12/10/21	$99.25		78		195	(2,925)
5 Year U.S. Treasury Notes Futures	Call	10/01/21	$123.00		29		29	(227)
5 Year U.S. Treasury Notes Futures	Call	10/22/21	$123.00		73		73	(13,117)
5 Year U.S. Treasury Notes Futures	Call	10/22/21	$123.50		12		12	(656)
5 Year U.S. Treasury Notes Futures	Call	10/22/21	$123.75		47		47	(1,469)
5 Year U.S. Treasury Notes Futures	Call	11/26/21	$123.00		138		138	(46,359)
5 Year U.S. Treasury Notes Futures	Call	11/26/21	$123.25		38		38	(8,906)
10 Year Euro-Bund Futures	Call	10/22/21	170.50		17	EUR	17	(10,043)
10 Year Euro-Bund Futures	Call	10/22/21	172.50		12	EUR	12	(1,251)
10 Year Euro-Bund Futures	Call	11/26/21	170.50		22	EUR	22	(24,210)
10 Year U.S. Treasury Notes Futures	Call	10/01/21	$131.50		6		6	(1,313)
10 Year U.S. Treasury Notes Futures	Call	10/01/21	$132.75		5		5	—
10 Year U.S. Treasury Notes Futures	Call	10/01/21	$133.25		9		9	—
10 Year U.S. Treasury Notes Futures	Call	10/01/21	$133.50		23		23	—
10 Year U.S. Treasury Notes Futures	Call	10/01/21	$133.75		18		18	—
10 Year U.S. Treasury Notes Futures	Call	10/08/21	$132.75		12		12	(750)
10 Year U.S. Treasury Notes Futures	Call	10/15/21	$133.25		24		24	(1,125)
10 Year U.S. Treasury Notes Futures	Call	10/22/21	$131.75		13		13	(6,500)
10 Year U.S. Treasury Notes Futures	Call	10/22/21	$132.00		31		31	(12,109)
10 Year U.S. Treasury Notes Futures	Call	10/22/21	$132.75		75		75	(11,719)
10 Year U.S. Treasury Notes Futures	Call	10/22/21	$133.00		69		69	(7,547)
10 Year U.S. Treasury Notes Futures	Call	10/22/21	$133.50		52		52	(2,438)
A44

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Written (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	10/22/21	$134.00		74		74	$(2,313)
10 Year U.S. Treasury Notes Futures	Call	10/22/21	$136.00		58		58	(906)
10 Year U.S. Treasury Notes Futures	Call	11/26/21	$132.50		29		29	(14,047)
10 Year U.S. Treasury Notes Futures	Call	11/26/21	$133.00		170		170	(55,781)
10 Year U.S. Treasury Notes Futures	Call	11/26/21	$134.00		56		56	(7,875)
10 Year U.S. Treasury Notes Futures	Call	11/26/21	$134.50		18		18	(1,688)
20 Year U.S. Treasury Notes Futures	Call	10/01/21	$161.00		12		12	(375)
20 Year U.S. Treasury Notes Futures	Call	10/01/21	$162.00		6		6	(94)
20 Year U.S. Treasury Notes Futures	Call	10/01/21	$163.00		22		22	—
20 Year U.S. Treasury Notes Futures	Call	10/01/21	$163.50		6		6	—
20 Year U.S. Treasury Notes Futures	Call	10/01/21	$164.50		36		36	—
20 Year U.S. Treasury Notes Futures	Call	10/22/21	$163.00		97		97	(25,766)
20 Year U.S. Treasury Notes Futures	Call	10/22/21	$163.50		3		3	(609)
20 Year U.S. Treasury Notes Futures	Call	10/22/21	$164.00		75		75	(11,719)
20 Year U.S. Treasury Notes Futures	Call	10/22/21	$165.00		86		86	(9,406)
20 Year U.S. Treasury Notes Futures	Call	10/22/21	$166.00		18		18	(1,406)
20 Year U.S. Treasury Notes Futures	Call	11/26/21	$163.00		18		18	(13,781)
20 Year U.S. Treasury Notes Futures	Call	11/26/21	$164.00		95		95	(53,437)
20 Year U.S. Treasury Notes Futures	Call	11/26/21	$166.00		9		9	(2,813)
Australian Dollar Currency	Call	10/08/21	72.50		18		18	(5,940)
Australian Dollar Currency	Call	10/08/21	73.00		6		6	(960)
Australian Dollar Currency	Call	10/08/21	73.50		6		6	(420)
Australian Dollar Currency	Call	10/08/21	74.00		6		6	(180)
Australian Dollar Currency	Call	10/08/21	74.50		12		12	(120)
Australian Dollar Currency	Call	11/05/21	72.50		2		2	(1,520)
Australian Dollar Currency	Call	11/05/21	73.00		6		6	(3,240)
Australian Dollar Currency	Call	11/05/21	73.50		2		2	(740)
Australian Dollar Currency	Call	11/05/21	74.00		12		12	(3,000)
Canadian Dollar Currency	Call	10/08/21	80.00		6		6	(240)
Canadian Dollar Currency	Call	11/05/21	79.50		12		12	(5,520)
Euro Futures	Call	10/08/21	1.17		6		750	(1,275)
Euro Futures	Call	10/08/21	1.19		12		1,500	(75)
Euro Futures	Call	11/05/21	1.19		4		500	(450)
Euro Futures	Call	11/05/21	1.19		6		750	(450)
Japanese Yen Currency	Call	10/08/21	91.50		12		15	(225)
2 Year Eurodollar Midcurve Options	Put	12/10/21	$98.75		216		514	(41,850)
5 Year U.S. Treasury Notes Futures	Put	10/22/21	$122.00		12		12	(938)
5 Year U.S. Treasury Notes Futures	Put	10/22/21	$122.50		17		17	(3,453)
5 Year U.S. Treasury Notes Futures	Put	10/22/21	$123.25		29		29	(17,672)
5 Year U.S. Treasury Notes Futures	Put	11/26/21	$123.50		29		29	(26,734)
10 Year Euro-Bund Futures	Put	10/22/21	171.00		6	EUR	6	(10,564)
10 Year U.S. Treasury Notes Futures	Put	10/22/21	$132.00		23		23	(17,969)
10 Year U.S. Treasury Notes Futures	Put	10/22/21	$133.00		1		1	(1,500)
10 Year U.S. Treasury Notes Futures	Put	11/26/21	$132.50		11		11	(15,125)
20 Year U.S. Treasury Notes Futures	Put	10/01/21	$162.50		17		17	(55,781)
20 Year U.S. Treasury Notes Futures	Put	10/22/21	$158.00		12		12	(10,875)
20 Year U.S. Treasury Notes Futures	Put	10/22/21	$160.00		18		18	(33,187)
20 Year U.S. Treasury Notes Futures	Put	11/26/21	$162.00		42		42	(160,125)
Australian Dollar Currency	Put	10/08/21	72.50		6		6	(2,940)
Canadian Dollar Currency	Put	11/05/21	77.50		6		6	(1,440)
Total Exchange Traded (premiums received $1,161,163)								$(793,975)

A45

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs JPY	Call	Goldman Sachs Bank USA	10/01/21	112.50		—		1,540	$—
Currency Option USD vs RUB	Call	Goldman Sachs Bank USA	10/19/21	77.30		—		3,180	(1,545)
Currency Option USD vs BRL	Put	Morgan Stanley Capital Services LLC	10/08/21	5.06		—		3,180	(44)
Currency Option USD vs BRL	Put	BNP Paribas S.A.	11/23/21	5.07		—		3,080	(7,479)
Currency Option USD vs BRL	Put	Goldman Sachs Bank USA	12/07/21	5.15		—		1,627	(9,174)
Currency Option USD vs MXN	Put	Morgan Stanley Capital Services LLC	11/23/21	20.00		—		3,020	(8,815)
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	12/03/21	19.70		—		3,258	(5,207)
Currency Option USD vs NOK	Put	Morgan Stanley Capital Services LLC	11/23/21	8.70		—		1,650	(23,170)
Currency Option USD vs NZD	Put	Goldman Sachs Bank USA	11/22/21	0.73		—		1,140	(1,028)
Currency Option USD vs RUB	Put	Citibank, N.A.	10/01/21	72.30		—		3,140	—
Currency Option USD vs RUB	Put	Morgan Stanley Capital Services LLC	10/11/21	72.00		—		1,550	(2,675)
Currency Option USD vs RUB	Put	Citibank, N.A.	12/17/21	71.51		—		1,640	(9,499)
Currency Option USD vs RUB	Put	Goldman Sachs Bank USA	12/17/21	72.50		—		3,200	(32,296)
Total OTC Traded (premiums received $361,503)									$(100,932)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.36.V1, 06/20/26	Put	BNP Paribas S.A.	10/20/21	$106.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)	1,600		$(1,352)
(premiums received $4,640)
Total Options Written (premiums received $1,527,306)									$(896,259)
Financial Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
65	90 Day Euro Dollar	Jun. 2023	$16,122,438	$(4,868)
175	90 Day Euro Dollar	Sep. 2023	43,308,125	(24,167)
1,502	90 Day Euro Dollar	Dec. 2023	371,200,525	(171,621)
263	2 Year U.S. Treasury Notes	Dec. 2021	57,874,383	(32,556)
1,973	5 Year U.S. Treasury Notes	Dec. 2021	242,170,341	(1,311,766)
5	10 Year Australian Treasury Bonds	Dec. 2021	511,388	(9,906)
5	10 Year Canadian Government Bonds	Dec. 2021	565,096	(11,255)
34	10 Year U.K. Gilt	Dec. 2021	5,733,322	(184,656)
229	10 Year U.S. Treasury Notes	Dec. 2021	30,138,548	(414,596)
10	10 Year U.S. Ultra Treasury Notes	Dec. 2021	1,452,500	(22,549)
984	20 Year U.S. Treasury Bonds	Dec. 2021	156,671,250	(3,822,741)
137	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	26,175,563	(1,039,282)
13	Canadian Dollar Currency	Dec. 2021	1,026,870	3,977
2	Euro Currency	Dec. 2021	290,000	(3,592)
19	Euro Schatz Index	Dec. 2021	2,469,481	(1,045)
7	Euro-BTP Italian Government Bond	Dec. 2021	1,232,079	(12,665)
54	Japanese Yen Currency	Dec. 2021	6,062,175	(80,345)
1,664	Mini MSCI EAFE Index	Dec. 2021	188,614,400	(8,789,784)
167	Mini MSCI Emerging Markets Index	Dec. 2021	10,400,760	(418,974)
83	NASDAQ 100 E-Mini Index	Dec. 2021	24,372,950	(1,247,881)
122	Russell 2000 E-Mini Index	Dec. 2021	13,424,880	(133,579)
48	Russian Ruble Currency	Dec. 2021	1,627,200	15,330
598	S&P 500 E-Mini Index	Dec. 2021	128,502,725	(4,517,154)
A46

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Financial Futures contracts outstanding at September 30, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
4	Yen Denominated Nikkei 225 Index	Dec. 2021	$526,618	$12,097
				(22,223,578)
Short Positions:
104	90 Day Euro Dollar	Dec. 2021	25,955,800	(15,805)
272	90 Day Euro Dollar	Mar. 2022	67,901,400	(5,959)
767	2 Year U.S. Treasury Notes	Dec. 2021	168,781,946	107,261
149	5 Year Euro-Bobl	Dec. 2021	23,288,129	102,680
4	5 Year Government of Canada Bond	Dec. 2021	393,431	4,244
57	5 Year U.S. Treasury Notes	Dec. 2021	6,996,305	14,037
30	10 Year Australian Treasury Bonds	Dec. 2021	3,068,328	53,944
386	10 Year Euro-Bund	Dec. 2021	75,930,445	1,328,267
104	10 Year U.K. Gilt	Dec. 2021	17,537,219	451,243
1,444	10 Year U.S. Treasury Notes	Dec. 2021	190,043,945	1,844,566
175	10 Year U.S. Ultra Treasury Notes	Dec. 2021	25,418,750	355,333
119	20 Year U.S. Treasury Bonds	Dec. 2021	18,947,031	492,768
13	30 Year Euro Buxl	Dec. 2021	3,062,006	89,941
13	Australian Dollar Currency	Dec. 2021	940,420	12,719
3	British Pound Currency	Dec. 2021	252,656	6,939
72	Euro Currency	Dec. 2021	10,440,000	246,702
127	Euro Schatz Index	Dec. 2021	16,506,528	11,837
59	Euro STOXX 50 Index	Dec. 2021	2,766,510	74,120
113	Euro-BTP Italian Government Bond	Dec. 2021	19,889,275	347,854
15	Euro-OAT	Dec. 2021	2,883,423	39,540
9	Mini MSCI Emerging Markets Index	Dec. 2021	560,520	20,151
102	S&P 500 E-Mini Index	Dec. 2021	21,918,525	739,149
				6,321,531
				$(15,902,047)

Commodity Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
277	Brent Crude	Jan. 2022	$21,475,810	$1,645,482
45	Coffee ’C’	Dec. 2021	3,273,750	186,541
152	Copper	Dec. 2021	15,538,200	(797,561)
494	Corn	Dec. 2021	13,257,725	(417,132)
125	Cotton No. 2	Dec. 2021	6,612,500	1,050,753
61	Gasoline RBOB	Nov. 2021	5,621,028	394,264
163	Gold 100 OZ	Dec. 2021	28,639,100	(990,145)
115	Hard Red Winter Wheat	Dec. 2021	4,207,563	106,042
2	Lean Hogs	Dec. 2021	68,320	2,430
128	Live Cattle	Dec. 2021	6,437,120	(332,660)
96	LME Nickel	Nov. 2021	10,333,728	(613,327)
6	LME Nickel	Dec. 2021	645,714	47,847
164	LME PRI Aluminum	Nov. 2021	11,712,675	1,217,630
17	LME PRI Aluminum	Dec. 2021	1,214,331	227,970
145	LME Zinc	Nov. 2021	10,818,813	(161,224)
9	LME Zinc	Dec. 2021	672,075	36,340
130	Low Sulphur Gas Oil	Nov. 2021	8,781,500	1,319,354
191	Mexican Peso	Dec. 2021	4,583,045	(138,660)
624	Natural Gas	Nov. 2021	36,610,080	9,780,576
40	No. 2 Soft Red Winter Wheat	Dec. 2021	1,451,000	1,884
A47

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Commodity Futures contracts outstanding at September 30, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
113	NY Harbor ULSD	Nov. 2021	$11,098,521	$1,127,968
70	Silver	Dec. 2021	7,716,450	(518,016)
208	Soybean	Nov. 2021	13,062,400	(1,780,902)
182	Soybean Meal	Dec. 2021	5,982,340	(1,161,508)
424	Soybean Oil	Dec. 2021	14,930,736	(1,718,493)
251	Sugar #11 (World)	Mar. 2022	5,717,981	(7,825)
420	WTI Crude	Nov. 2021	31,512,600	3,345,119
				11,852,747
Short Positions:
27	Copper	Dec. 2021	2,760,075	129,614
3	LME Nickel	Nov. 2021	322,929	9,857
6	LME Nickel	Dec. 2021	645,714	(10,644)
11	LME PRI Aluminum	Nov. 2021	785,606	12,102
17	LME PRI Aluminum	Dec. 2021	1,214,331	(182,598)
5	LME Zinc	Nov. 2021	373,063	6,313
9	LME Zinc	Dec. 2021	672,075	5,484
				(29,872)
				$11,822,875
Forward foreign currency exchange contracts outstanding at September 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/06/21	Bank of America, N.A.	AUD	135	$99,368	$97,601	$—	$(1,767)
Expiring 10/06/21	Citibank, N.A.	AUD	1,115	825,781	806,110	—	(19,671)
Expiring 10/06/21	Citibank, N.A.	AUD	96	69,579	69,405	—	(174)
Expiring 10/06/21	Citibank, N.A.	AUD	87	62,962	62,898	—	(64)
Expiring 10/06/21	Citibank, N.A.	AUD	58	42,274	41,932	—	(342)
Expiring 10/06/21	Citibank, N.A.	AUD	50	36,829	36,148	—	(681)
Expiring 10/06/21	Deutsche Bank AG	AUD	135	99,554	97,601	—	(1,953)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	135	99,594	97,600	—	(1,994)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	135	98,380	97,601	—	(779)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	49	35,668	35,425	—	(243)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	44	32,116	31,811	—	(305)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	30	21,725	21,689	—	(36)
Expiring 10/19/21	Citibank, N.A.	AUD	321	232,753	232,086	—	(667)
Expiring 10/19/21	Goldman Sachs International	AUD	6,615	4,928,175	4,782,701	—	(145,474)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	AUD	349	253,430	252,330	—	(1,100)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	AUD	196	145,785	141,710	—	(4,075)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	AUD	70	50,926	50,969	43	—
Expiring 11/04/21	Citibank, N.A.	AUD	64	46,071	46,276	205	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	AUD	167	120,053	120,750	697	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	AUD	140	101,145	101,228	83	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	AUD	131	94,349	94,720	371	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	AUD	130	93,959	93,997	38	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	AUD	42	30,424	30,368	—	(56)
Expiring 12/15/21	Barclays Bank PLC	AUD	12,594	9,380,538	9,108,365	—	(272,173)
Expiring 12/15/21	Barclays Bank PLC	AUD	10,200	7,475,652	7,376,562	—	(99,090)
Expiring 12/15/21	Barclays Bank PLC	AUD	8,718	6,423,354	6,304,879	—	(118,475)
Expiring 12/15/21	Barclays Bank PLC	AUD	6,420	4,680,374	4,642,842	—	(37,532)
Expiring 12/15/21	Barclays Bank PLC	AUD	4,844	3,525,798	3,503,337	—	(22,461)
A48

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 12/15/21	Barclays Bank PLC	AUD	2,871	$2,075,473	$2,076,075	$602	$—
Expiring 12/15/21	Barclays Bank PLC	AUD	1,361	992,371	984,519	—	(7,852)
Expiring 12/15/21	Barclays Bank PLC	AUD	1,096	795,746	792,392	—	(3,354)
Expiring 12/15/21	Barclays Bank PLC	AUD	991	722,947	716,563	—	(6,384)
Expiring 12/15/21	Barclays Bank PLC	AUD	644	467,220	465,872	—	(1,348)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	AUD	36,271	26,745,322	26,232,373	—	(512,949)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	AUD	7,137	5,283,973	5,161,526	—	(122,447)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	AUD	6,369	4,680,973	4,606,369	—	(74,604)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	AUD	5,033	3,692,949	3,640,086	—	(52,863)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	AUD	3,498	2,584,954	2,529,747	—	(55,207)
Brazilian Real,
Expiring 10/04/21	Citibank, N.A.	BRL	1,625	308,386	298,163	—	(10,223)
Expiring 10/04/21	Citibank, N.A.	BRL	360	68,392	66,055	—	(2,337)
Expiring 10/04/21	Citibank, N.A.	BRL	261	50,000	47,905	—	(2,095)
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	BRL	1,335	252,518	244,955	—	(7,563)
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	BRL	395	74,000	72,424	—	(1,576)
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	BRL	380	72,000	69,657	—	(2,343)
Expiring 10/04/21	The Toronto-Dominion Bank	BRL	516	100,000	94,643	—	(5,357)
Expiring 10/14/21	Morgan Stanley & Co. International PLC	BRL	1,388	265,408	254,294	—	(11,114)
Expiring 10/19/21	Goldman Sachs International	BRL	6,370	1,209,417	1,166,154	—	(43,263)
Expiring 10/19/21	Goldman Sachs International	BRL	592	111,761	108,377	—	(3,384)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	BRL	23,114	4,396,770	4,231,451	—	(165,319)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	BRL	7,270	1,372,980	1,330,916	—	(42,064)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	BRL	6,289	1,194,440	1,151,326	—	(43,114)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	BRL	442	83,294	80,917	—	(2,377)
Expiring 11/03/21	Citibank, N.A.	BRL	690	127,667	126,037	—	(1,630)
Expiring 11/03/21	JPMorgan Chase Bank, N.A.	BRL	2,886	541,410	527,209	—	(14,201)
Expiring 11/03/21	JPMorgan Chase Bank, N.A.	BRL	418	77,000	76,429	—	(571)
Expiring 11/03/21	JPMorgan Chase Bank, N.A.	BRL	266	50,000	48,526	—	(1,474)
Expiring 11/26/21	BNP Paribas S.A.	BRL	632	118,462	114,906	—	(3,556)
British Pound,
Expiring 10/04/21	Barclays Bank PLC	GBP	2,787	3,808,185	3,754,968	—	(53,217)
Expiring 10/06/21	Bank of America, N.A.	GBP	55	75,841	74,107	—	(1,734)
Expiring 10/06/21	Bank of America, N.A.	GBP	19	26,309	25,600	—	(709)
Expiring 10/06/21	Citibank, N.A.	GBP	129	178,270	173,815	—	(4,455)
Expiring 10/06/21	Citibank, N.A.	GBP	100	137,537	134,740	—	(2,797)
Expiring 10/06/21	Citibank, N.A.	GBP	73	99,623	98,361	—	(1,262)
Expiring 10/06/21	Citibank, N.A.	GBP	37	50,115	49,854	—	(261)
Expiring 10/06/21	Citibank, N.A.	GBP	31	42,919	41,769	—	(1,150)
Expiring 10/06/21	Deutsche Bank AG	GBP	169	232,906	227,712	—	(5,194)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	91	124,469	122,614	—	(1,855)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	80	109,270	107,793	—	(1,477)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	47	65,075	63,328	—	(1,747)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	29	39,848	39,075	—	(773)
Expiring 10/19/21	Goldman Sachs International	GBP	239	321,481	322,036	555	—
Expiring 10/19/21	Goldman Sachs International	GBP	148	205,430	199,973	—	(5,457)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	GBP	124	167,328	167,209	—	(119)
Expiring 11/04/21	Deutsche Bank AG	GBP	63	84,951	84,889	—	(62)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	GBP	100	134,201	134,745	544	—
Expiring 12/15/21	Barclays Bank PLC	GBP	3,645	5,012,198	4,911,836	—	(100,362)
Expiring 12/15/21	Barclays Bank PLC	GBP	1,124	1,537,359	1,514,912	—	(22,447)
Expiring 12/15/21	Barclays Bank PLC	GBP	1,012	1,389,435	1,363,899	—	(25,536)
Expiring 12/15/21	Barclays Bank PLC	GBP	541	730,956	729,160	—	(1,796)
Expiring 12/16/21	Barclays Bank PLC	GBP	285	394,599	383,837	—	(10,762)
Expiring 12/16/21	Barclays Bank PLC	GBP	53	72,258	72,092	—	(166)
A49

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 12/16/21	BNP Paribas S.A.	GBP	807	$1,117,697	$1,087,174	$—	$(30,523)
Expiring 12/16/21	Goldman Sachs International	GBP	42	57,555	55,985	—	(1,570)
Expiring 12/16/21	JPMorgan Chase Bank, N.A.	GBP	50	69,598	67,700	—	(1,898)
Expiring 12/16/21	UBS AG	GBP	1,205	1,669,593	1,624,028	—	(45,565)
Canadian Dollar,
Expiring 10/06/21	Bank of America, N.A.	CAD	45	35,602	35,528	—	(74)
Expiring 10/06/21	Citibank, N.A.	CAD	130	102,802	102,635	—	(167)
Expiring 10/06/21	Citibank, N.A.	CAD	130	103,252	102,636	—	(616)
Expiring 10/06/21	Citibank, N.A.	CAD	125	99,023	98,688	—	(335)
Expiring 10/06/21	Citibank, N.A.	CAD	60	47,383	47,370	—	(13)
Expiring 10/06/21	Deutsche Bank AG	CAD	55	43,878	43,422	—	(456)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CAD	130	101,568	102,637	1,069	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CAD	50	39,433	39,476	43	—
Expiring 10/19/21	Citibank, N.A.	CAD	2,480	1,974,715	1,958,171	—	(16,544)
Expiring 10/19/21	Goldman Sachs International	CAD	1,460	1,176,156	1,152,658	—	(23,498)
Expiring 10/19/21	Goldman Sachs International	CAD	3	2,401	2,369	—	(32)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	CAD	86	67,722	67,736	14	—
Expiring 12/15/21	Barclays Bank PLC	CAD	10,739	8,448,553	8,478,478	29,925	—
Expiring 12/15/21	Barclays Bank PLC	CAD	6,096	4,766,945	4,812,653	45,708	—
Expiring 12/15/21	Barclays Bank PLC	CAD	5,186	4,071,417	4,094,181	22,764	—
Expiring 12/15/21	Barclays Bank PLC	CAD	5,173	4,089,301	4,083,894	—	(5,407)
Expiring 12/15/21	Barclays Bank PLC	CAD	4,501	3,554,919	3,553,578	—	(1,341)
Expiring 12/15/21	Barclays Bank PLC	CAD	4,378	3,468,810	3,456,244	—	(12,566)
Expiring 12/15/21	Barclays Bank PLC	CAD	3,292	2,606,135	2,599,118	—	(7,017)
Expiring 12/15/21	Barclays Bank PLC	CAD	2,327	1,838,569	1,837,021	—	(1,548)
Expiring 12/15/21	Barclays Bank PLC	CAD	496	392,464	391,602	—	(862)
Expiring 12/15/21	Barclays Bank PLC	CAD	438	343,290	345,455	2,165	—
Expiring 12/15/21	Barclays Bank PLC	CAD	419	334,625	330,824	—	(3,801)
Expiring 12/15/21	Goldman Sachs International	CAD	1,200	944,882	947,417	2,535	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	CAD	54,724	43,329,069	43,205,667	—	(123,402)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	CAD	11,438	8,917,188	9,030,786	113,598	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	CAD	6,868	5,440,636	5,422,676	—	(17,960)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	CAD	5,353	4,218,418	4,225,975	7,557	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	CAD	4,740	3,742,111	3,742,105	—	(6)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	CAD	4,379	3,476,033	3,457,096	—	(18,937)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	CAD	4,241	3,342,760	3,348,339	5,579	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	CAD	1,058	834,136	835,534	1,398	—
Chilean Peso,
Expiring 10/06/21	Bank of America, N.A.	CLP	107,000	136,776	131,898	—	(4,878)
Expiring 10/06/21	Citibank, N.A.	CLP	136,300	168,292	168,016	—	(276)
Expiring 10/06/21	Citibank, N.A.	CLP	43,600	56,697	53,745	—	(2,952)
Expiring 10/06/21	Citibank, N.A.	CLP	32,500	41,836	40,063	—	(1,773)
Expiring 10/06/21	Deutsche Bank AG	CLP	26,400	34,413	32,543	—	(1,870)
Expiring 11/04/21	Bank of America, N.A.	CLP	42,100	52,272	51,745	—	(527)
Expiring 12/15/21	Citibank, N.A.	CLP	72,443	91,000	88,725	—	(2,275)
Expiring 12/15/21	Citibank, N.A.	CLP	53,702	67,000	65,773	—	(1,227)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CLP	207,239	259,000	253,818	—	(5,182)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CLP	99,662	122,000	122,062	62	—
Expiring 12/16/21	BNP Paribas S.A.	CLP	11,313	14,174	13,855	—	(319)
Chinese Renminbi,
Expiring 10/08/21	Bank of America, N.A.	CNH	615	95,187	95,318	131	—
Expiring 10/08/21	Citibank, N.A.	CNH	513	79,264	79,509	245	—
Expiring 10/08/21	Citibank, N.A.	CNH	391	60,452	60,601	149	—
Expiring 10/08/21	Deutsche Bank AG	CNH	1,103	170,386	170,953	567	—
Expiring 10/08/21	JPMorgan Chase Bank, N.A.	CNH	2,916	450,872	451,946	1,074	—
A50

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 10/19/21	BNP Paribas S.A.	CNH	12,352	$1,894,769	$1,912,723	$17,954	$—
Expiring 10/19/21	Citibank, N.A.	CNH	36,836	5,650,820	5,704,102	53,282	—
Expiring 10/19/21	Citibank, N.A.	CNH	10,746	1,646,991	1,664,032	17,041	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CNH	15,277	2,358,604	2,365,613	7,009	—
Expiring 11/04/21	Bank of America, N.A.	CNH	3,159	487,876	488,550	674	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	CNH	615	95,123	95,112	—	(11)
Expiring 11/18/21	JPMorgan Chase Bank, N.A.	CNH	10,012	1,533,935	1,546,652	12,717	—
Expiring 01/18/22	Citibank, N.A.	CNH	49,801	7,626,506	7,656,458	29,952	—
Colombian Peso,
Expiring 10/06/21	Citibank, N.A.	COP	203,300	53,019	53,368	349	—
Expiring 10/06/21	Citibank, N.A.	COP	153,400	39,938	40,268	330	—
Expiring 10/19/21	Goldman Sachs International	COP	158,620	40,810	41,600	790	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	COP	2,536,630	659,859	665,262	5,403	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	COP	1,697,840	446,102	445,280	—	(822)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	COP	1,153,402	299,476	302,494	3,018	—
Expiring 12/16/21	BNP Paribas S.A.	COP	19,622	5,088	5,126	38	—
Czech Koruna,
Expiring 10/06/21	Bank of America, N.A.	CZK	970	45,252	44,330	—	(922)
Expiring 10/06/21	Bank of America, N.A.	CZK	810	37,806	37,017	—	(789)
Expiring 10/06/21	Bank of America, N.A.	CZK	580	26,816	26,507	—	(309)
Expiring 10/06/21	Bank of America, N.A.	CZK	490	22,867	22,394	—	(473)
Expiring 10/06/21	Citibank, N.A.	CZK	3,780	175,423	172,749	—	(2,674)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	1,436	66,031	65,582	—	(449)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	CZK	2,415	111,140	110,335	—	(805)
Euro,
Expiring 10/04/21	Goldman Sachs International	EUR	33,928	39,672,334	39,304,076	—	(368,258)
Expiring 10/06/21	Bank of America, N.A.	EUR	86	101,600	99,630	—	(1,970)
Expiring 10/06/21	Bank of America, N.A.	EUR	86	101,937	99,630	—	(2,307)
Expiring 10/06/21	Bank of America, N.A.	EUR	45	53,347	52,132	—	(1,215)
Expiring 10/06/21	Citibank, N.A.	EUR	262	310,169	303,526	—	(6,643)
Expiring 10/06/21	Citibank, N.A.	EUR	157	185,730	181,884	—	(3,846)
Expiring 10/06/21	Citibank, N.A.	EUR	17	19,856	19,694	—	(162)
Expiring 10/06/21	Deutsche Bank AG	EUR	83	98,453	96,155	—	(2,298)
Expiring 10/06/21	Deutsche Bank AG	EUR	74	86,723	85,729	—	(994)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	285	337,995	330,170	—	(7,825)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	100	117,046	115,849	—	(1,197)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	95	112,816	110,057	—	(2,759)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	85	100,019	98,472	—	(1,547)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	70	83,016	81,094	—	(1,922)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	69	80,939	79,936	—	(1,003)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	43	50,809	49,815	—	(994)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	43	50,840	49,815	—	(1,025)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	43	50,849	49,816	—	(1,033)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	20	23,623	23,170	—	(453)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	1	1,181	1,158	—	(23)
Expiring 10/19/21	BNP Paribas S.A.	EUR	228	267,798	264,199	—	(3,599)
Expiring 10/19/21	Citibank, N.A.	EUR	1,129	1,335,059	1,308,251	—	(26,808)
Expiring 10/19/21	Citibank, N.A.	EUR	715	832,549	828,521	—	(4,028)
Expiring 10/19/21	Citibank, N.A.	EUR	202	238,617	234,071	—	(4,546)
Expiring 10/19/21	Goldman Sachs International	EUR	4,130	4,890,643	4,785,722	—	(104,921)
Expiring 10/19/21	Goldman Sachs International	EUR	205	241,125	237,548	—	(3,577)
Expiring 10/19/21	Goldman Sachs International	EUR	94	111,338	108,925	—	(2,413)
Expiring 10/19/21	HSBC Bank PLC	EUR	95	112,000	109,839	—	(2,161)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	EUR	75	89,000	87,223	—	(1,777)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	1,280	1,500,662	1,483,227	—	(17,435)
A51

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	505	$597,183	$585,179	$—	$(12,004)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	297	347,948	344,155	—	(3,793)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	203	238,733	235,230	—	(3,503)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	190	220,296	220,204	—	(92)
Expiring 11/02/21	Morgan Stanley & Co. International PLC	EUR	80	92,869	92,616	—	(253)
Expiring 11/04/21	Deutsche Bank AG	EUR	158	183,225	183,142	—	(83)
Expiring 12/15/21	Barclays Bank PLC	EUR	59,417	70,743,583	68,938,707	—	(1,804,876)
Expiring 12/15/21	Barclays Bank PLC	EUR	6,376	7,567,536	7,397,718	—	(169,818)
Expiring 12/15/21	Barclays Bank PLC	EUR	5,357	6,268,426	6,215,988	—	(52,438)
Expiring 12/15/21	Barclays Bank PLC	EUR	5,282	6,184,561	6,128,209	—	(56,352)
Expiring 12/15/21	Barclays Bank PLC	EUR	4,175	4,898,356	4,843,928	—	(54,428)
Expiring 12/15/21	Barclays Bank PLC	EUR	3,460	4,066,346	4,014,187	—	(52,159)
Expiring 12/15/21	Barclays Bank PLC	EUR	3,398	3,952,400	3,942,156	—	(10,244)
Expiring 12/15/21	Barclays Bank PLC	EUR	1,882	2,211,986	2,183,564	—	(28,422)
Expiring 12/15/21	Barclays Bank PLC	EUR	1,413	1,673,797	1,639,736	—	(34,061)
Expiring 12/15/21	Barclays Bank PLC	EUR	331	391,205	383,681	—	(7,524)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	EUR	13,453	16,016,992	15,609,159	—	(407,833)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	EUR	2,839	3,297,862	3,293,619	—	(4,243)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	EUR	1,808	2,123,023	2,097,436	—	(25,587)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	EUR	1,550	1,819,474	1,798,665	—	(20,809)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	EUR	1,309	1,548,254	1,519,171	—	(29,083)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	EUR	499	590,046	578,844	—	(11,202)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	EUR	250	293,319	290,063	—	(3,256)
Hungarian Forint,
Expiring 10/06/21	Bank of America, N.A.	HUF	23,000	75,985	74,113	—	(1,872)
Expiring 10/06/21	Deutsche Bank AG	HUF	12,300	41,885	39,634	—	(2,251)
Expiring 10/06/21	Deutsche Bank AG	HUF	7,800	26,284	25,134	—	(1,150)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	HUF	14,500	49,505	46,723	—	(2,782)
Expiring 10/19/21	Barclays Bank PLC	HUF	14,680	47,344	47,283	—	(61)
Expiring 10/19/21	Goldman Sachs International	HUF	30,193	99,000	97,249	—	(1,751)
Expiring 11/04/21	Citibank, N.A.	HUF	10,400	33,630	33,478	—	(152)
Indian Rupee,
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	INR	35,830	489,280	482,162	—	(7,118)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	INR	3,060	41,812	41,178	—	(634)
Expiring 10/18/21	Citibank, N.A.	INR	99,926	1,321,042	1,342,691	21,649	—
Expiring 10/18/21	JPMorgan Chase Bank, N.A.	INR	23,501	315,513	315,778	265	—
Expiring 10/18/21	JPMorgan Chase Bank, N.A.	INR	7,219	95,631	97,000	1,369	—
Expiring 11/03/21	Citibank, N.A.	INR	25,260	339,338	338,792	—	(546)
Expiring 12/15/21	Citibank, N.A.	INR	21,125	286,124	282,142	—	(3,982)
Expiring 12/15/21	Citibank, N.A.	INR	11,210	152,000	149,718	—	(2,282)
Expiring 12/15/21	HSBC Bank PLC	INR	10,843	147,000	144,821	—	(2,179)
Expiring 12/15/21	HSBC Bank PLC	INR	10,255	139,000	136,964	—	(2,036)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	INR	16,009	215,000	213,811	—	(1,189)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	INR	8,545	115,000	114,125	—	(875)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	INR	8,402	113,000	112,209	—	(791)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	INR	14,987	200,000	200,159	159	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	INR	9,380	125,000	125,281	281	—
Expiring 01/18/22	Citibank, N.A.	INR	130,646	1,739,399	1,737,669	—	(1,730)
Indonesian Rupiah,
Expiring 10/06/21	Citibank, N.A.	IDR	4,028,000	281,856	281,124	—	(732)
Expiring 10/06/21	Deutsche Bank AG	IDR	927,000	64,971	64,698	—	(273)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	IDR	1,211,000	84,899	84,518	—	(381)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	IDR	7,886,063	536,649	549,528	12,879	—
Expiring 11/04/21	Citibank, N.A.	IDR	1,868,000	130,297	129,929	—	(368)
Expiring 12/15/21	Citibank, N.A.	IDR	4,792,527	328,345	331,770	3,425	—
A52

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 12/15/21	Goldman Sachs International	IDR	2,048,208	$142,000	$141,790	$—	$(210)
Expiring 12/15/21	HSBC Bank PLC	IDR	2,522,713	175,000	174,639	—	(361)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	IDR	1,464,414	102,000	101,376	—	(624)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	IDR	2,127,722	148,000	147,295	—	(705)
Israeli Shekel,
Expiring 10/06/21	Bank of America, N.A.	ILS	110	34,339	34,121	—	(218)
Expiring 10/06/21	Bank of America, N.A.	ILS	110	34,380	34,121	—	(259)
Expiring 10/06/21	Citibank, N.A.	ILS	120	37,392	37,222	—	(170)
Expiring 10/06/21	Citibank, N.A.	ILS	92	28,703	28,537	—	(166)
Expiring 10/06/21	Citibank, N.A.	ILS	92	28,701	28,537	—	(164)
Expiring 12/15/21	Goldman Sachs International	ILS	397	124,000	123,246	—	(754)
Japanese Yen,
Expiring 10/06/21	Bank of America, N.A.	JPY	11,100	99,621	99,739	118	—
Expiring 10/06/21	Citibank, N.A.	JPY	11,100	100,163	99,739	—	(424)
Expiring 10/06/21	Citibank, N.A.	JPY	6,785	61,807	60,967	—	(840)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	JPY	8,300	75,603	74,580	—	(1,023)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	JPY	5,500	50,188	49,421	—	(767)
Expiring 10/19/21	HSBC Bank PLC	JPY	11,056	99,096	99,350	254	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	JPY	254,876	2,322,316	2,290,386	—	(31,930)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	JPY	108,884	989,008	978,462	—	(10,546)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	JPY	25,128	229,000	225,808	—	(3,192)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	JPY	47,089	432,394	423,155	—	(9,239)
Expiring 12/15/21	Barclays Bank PLC	JPY	3,582,953	32,709,430	32,216,474	—	(492,956)
Expiring 12/15/21	Barclays Bank PLC	JPY	123,641	1,125,493	1,111,730	—	(13,763)
Expiring 12/15/21	Barclays Bank PLC	JPY	69,567	636,602	625,522	—	(11,080)
Expiring 12/15/21	Barclays Bank PLC	JPY	63,467	578,074	570,673	—	(7,401)
Expiring 12/15/21	Barclays Bank PLC	JPY	40,703	370,251	365,984	—	(4,267)
Expiring 12/15/21	Barclays Bank PLC	JPY	30,631	279,328	275,418	—	(3,910)
Expiring 12/15/21	Barclays Bank PLC	JPY	26,858	245,117	241,495	—	(3,622)
Expiring 12/15/21	Barclays Bank PLC	JPY	23,597	215,388	212,173	—	(3,215)
Expiring 12/15/21	Barclays Bank PLC	JPY	16,461	150,615	148,007	—	(2,608)
Expiring 12/15/21	Barclays Bank PLC	JPY	13,088	119,482	117,678	—	(1,804)
Expiring 12/16/21	Barclays Bank PLC	JPY	37,542	342,581	337,567	—	(5,014)
Expiring 12/16/21	BNP Paribas S.A.	JPY	248,050	2,263,606	2,230,414	—	(33,192)
Expiring 12/16/21	UBS AG	JPY	150,876	1,376,822	1,356,642	—	(20,180)
Mexican Peso,
Expiring 10/06/21	Bank of America, N.A.	MXN	1,200	60,116	58,068	—	(2,048)
Expiring 10/06/21	Citibank, N.A.	MXN	5,010	246,424	242,433	—	(3,991)
Expiring 10/06/21	Citibank, N.A.	MXN	2,030	99,886	98,232	—	(1,654)
Expiring 10/06/21	Citibank, N.A.	MXN	1,210	60,357	58,551	—	(1,806)
Expiring 10/06/21	Citibank, N.A.	MXN	1,130	56,525	54,680	—	(1,845)
Expiring 10/06/21	Citibank, N.A.	MXN	760	37,651	36,776	—	(875)
Expiring 10/06/21	Citibank, N.A.	MXN	680	34,043	32,906	—	(1,137)
Expiring 10/06/21	Citibank, N.A.	MXN	610	30,324	29,517	—	(807)
Expiring 10/06/21	Deutsche Bank AG	MXN	2,530	124,556	122,426	—	(2,130)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	MXN	5,010	246,816	242,433	—	(4,383)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	MXN	1,320	64,982	63,875	—	(1,107)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	MXN	5,301	263,283	256,053	—	(7,230)
Expiring 11/26/21	Morgan Stanley & Co. International PLC	MXN	5,046	246,202	242,374	—	(3,828)
Expiring 12/15/21	Goldman Sachs International	MXN	6,881	340,091	329,724	—	(10,367)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	MXN	3,015	150,000	144,471	—	(5,529)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	MXN	6,881	339,910	329,724	—	(10,186)
Expiring 12/16/21	BNP Paribas S.A.	MXN	16,125	800,383	772,544	—	(27,839)
Expiring 12/16/21	BNP Paribas S.A.	MXN	3,906	188,453	187,155	—	(1,298)
Expiring 12/16/21	Goldman Sachs International	MXN	4,577	227,134	219,288	—	(7,846)
A53

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 12/16/21	UBS AG	MXN	46,189	$2,292,266	$2,212,867	$—	$(79,399)
New Taiwanese Dollar,
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	TWD	4,110	149,048	147,750	—	(1,298)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	TWD	2,095	75,222	75,313	91	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	TWD	1,260	45,512	45,296	—	(216)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	TWD	1,155	41,833	41,521	—	(312)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	TWD	9,149	330,779	330,270	—	(509)
New Zealand Dollar,
Expiring 10/06/21	Deutsche Bank AG	NZD	525	373,018	362,422	—	(10,596)
Expiring 10/19/21	Citibank, N.A.	NZD	219	150,000	151,427	1,427	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	NZD	75	51,706	51,766	60	—
Expiring 12/15/21	Barclays Bank PLC	NZD	8,558	6,007,499	5,904,608	—	(102,891)
Expiring 12/15/21	Barclays Bank PLC	NZD	7,684	5,387,074	5,301,138	—	(85,936)
Expiring 12/15/21	Barclays Bank PLC	NZD	5,525	3,869,178	3,811,987	—	(57,191)
Expiring 12/15/21	Barclays Bank PLC	NZD	1,386	987,101	955,983	—	(31,118)
Expiring 12/15/21	Barclays Bank PLC	NZD	694	488,692	479,066	—	(9,626)
Expiring 12/15/21	Barclays Bank PLC	NZD	662	470,025	456,409	—	(13,616)
Expiring 12/15/21	Barclays Bank PLC	NZD	240	170,806	165,741	—	(5,065)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	NZD	28,764	20,412,672	19,845,119	—	(567,553)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	NZD	11,079	7,641,310	7,643,417	2,107	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	NZD	6,600	4,621,166	4,553,228	—	(67,938)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	NZD	5,231	3,696,132	3,609,039	—	(87,093)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	NZD	4,074	2,883,831	2,810,741	—	(73,090)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	NZD	4,016	2,789,475	2,770,968	—	(18,507)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	NZD	3,797	2,695,088	2,619,360	—	(75,728)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	NZD	3,500	2,430,845	2,414,712	—	(16,133)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	NZD	1,184	829,355	816,574	—	(12,781)
Norwegian Krone,
Expiring 10/06/21	Bank of America, N.A.	NOK	990	113,590	113,244	—	(346)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	NOK	300	34,534	34,317	—	(217)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	NOK	727	83,271	83,096	—	(175)
Expiring 11/04/21	Citibank, N.A.	NOK	870	99,354	99,496	142	—
Expiring 12/15/21	Barclays Bank PLC	NOK	58,226	6,704,305	6,656,421	—	(47,884)
Expiring 12/15/21	Barclays Bank PLC	NOK	2,618	302,764	299,317	—	(3,447)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	NOK	592,523	68,400,558	67,737,508	—	(663,050)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	NOK	80,908	9,328,635	9,249,476	—	(79,159)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	NOK	67,060	7,688,902	7,666,282	—	(22,620)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	NOK	46,943	5,341,929	5,366,567	24,638	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	NOK	33,159	3,825,543	3,790,706	—	(34,837)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	NOK	17,546	2,005,396	2,005,828	432	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	NOK	12,949	1,501,381	1,480,291	—	(21,090)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	NOK	9,245	1,067,317	1,056,884	—	(10,433)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	NOK	8,397	969,841	959,923	—	(9,918)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	NOK	8,136	937,382	930,107	—	(7,275)
Expiring 01/18/22	BNP Paribas S.A.	NOK	727	82,791	83,018	227	—
Peruvian Nuevo Sol,
Expiring 10/06/21	Bank of America, N.A.	PEN	125	30,594	30,229	—	(365)
Expiring 10/06/21	Citibank, N.A.	PEN	254	62,217	61,425	—	(792)
Expiring 10/06/21	Citibank, N.A.	PEN	101	24,704	24,425	—	(279)
Expiring 11/04/21	Citibank, N.A.	PEN	300	72,560	72,496	—	(64)
Philippine Peso,
Expiring 10/06/21	Citibank, N.A.	PHP	1,380	27,038	26,986	—	(52)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	PHP	900	18,075	17,599	—	(476)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	PHP	20,023	397,093	388,405	—	(8,688)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	PHP	6,328	123,000	122,754	—	(246)
A54

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 10/06/21	Deutsche Bank AG	PLN	275	$71,497	$69,142	$—	$(2,355)
Expiring 10/19/21	HSBC Bank PLC	PLN	1,467	381,598	368,949	—	(12,649)
Russian Ruble,
Expiring 10/01/21	Citibank, N.A.	RUB	116,180	1,570,000	1,595,783	25,783	—
Expiring 10/01/21	Citibank, N.A.	RUB	20,555	277,769	282,331	4,562	—
Expiring 10/06/21	Bank of America, N.A.	RUB	1,670	22,649	22,918	269	—
Expiring 10/06/21	Citibank, N.A.	RUB	18,710	254,039	256,758	2,719	—
Expiring 10/06/21	Citibank, N.A.	RUB	2,480	34,085	34,034	—	(51)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	RUB	3,880	52,836	53,246	410	—
Expiring 10/12/21	Morgan Stanley & Co. International PLC	RUB	1,818	23,846	24,931	1,085	—
Expiring 10/19/21	Goldman Sachs International	RUB	180,230	2,384,103	2,468,920	84,817	—
Expiring 10/19/21	Goldman Sachs International	RUB	100,375	1,372,134	1,375,009	2,875	—
Expiring 10/19/21	Goldman Sachs International	RUB	99,354	1,343,552	1,361,027	17,475	—
Expiring 10/19/21	Goldman Sachs International	RUB	48,359	646,832	662,462	15,630	—
Expiring 10/19/21	Goldman Sachs International	RUB	15,617	210,160	213,933	3,773	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	RUB	93,192	1,238,366	1,276,611	38,245	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	RUB	3,613	47,731	49,494	1,763	—
Expiring 11/03/21	JPMorgan Chase Bank, N.A.	RUB	17,650	240,564	241,265	701	—
Expiring 12/15/21	Goldman Sachs International	RUB	7,585	102,000	102,792	792	—
Expiring 12/15/21	Goldman Sachs International	RUB	7,441	101,000	100,846	—	(154)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	RUB	40,174	540,319	544,478	4,159	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	RUB	40,174	541,935	544,478	2,543	—
Expiring 12/16/21	BNP Paribas S.A.	RUB	271,058	3,652,245	3,672,734	20,489	—
Expiring 12/16/21	BNP Paribas S.A.	RUB	7,840	106,460	106,222	—	(238)
Expiring 01/18/22	Morgan Stanley & Co. International PLC	RUB	96,429	1,297,926	1,297,905	—	(21)
Singapore Dollar,
Expiring 10/06/21	Bank of America, N.A.	SGD	77	57,319	56,709	—	(610)
Expiring 10/06/21	Citibank, N.A.	SGD	30	22,310	22,094	—	(216)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SGD	45	33,490	33,141	—	(349)
Expiring 12/15/21	Barclays Bank PLC	SGD	30,515	22,670,059	22,470,173	—	(199,886)
Expiring 12/15/21	Barclays Bank PLC	SGD	1,418	1,057,568	1,044,153	—	(13,415)
Expiring 12/15/21	Barclays Bank PLC	SGD	984	726,721	724,454	—	(2,267)
Expiring 12/15/21	Barclays Bank PLC	SGD	692	511,953	509,317	—	(2,636)
Expiring 12/15/21	Barclays Bank PLC	SGD	319	236,250	234,538	—	(1,712)
Expiring 12/15/21	Barclays Bank PLC	SGD	219	163,438	161,523	—	(1,915)
Expiring 12/15/21	Barclays Bank PLC	SGD	193	142,636	142,063	—	(573)
Expiring 12/15/21	Barclays Bank PLC	SGD	117	86,787	85,996	—	(791)
Expiring 12/15/21	Barclays Bank PLC	SGD	93	68,904	68,559	—	(345)
Expiring 12/15/21	Barclays Bank PLC	SGD	73	53,445	53,432	—	(13)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	SGD	4,861	3,613,022	3,579,250	—	(33,772)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	SGD	1,538	1,136,010	1,132,488	—	(3,522)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	SGD	821	609,603	604,612	—	(4,991)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	SGD	158	117,387	116,004	—	(1,383)
Expiring 12/16/21	BNP Paribas S.A.	SGD	18	13,155	13,001	—	(154)
South African Rand,
Expiring 10/06/21	Bank of America, N.A.	ZAR	1,780	118,274	118,100	—	(174)
Expiring 10/06/21	Bank of America, N.A.	ZAR	860	58,075	57,060	—	(1,015)
Expiring 10/06/21	Citibank, N.A.	ZAR	3,570	241,417	236,864	—	(4,553)
Expiring 10/06/21	Citibank, N.A.	ZAR	1,780	118,779	118,100	—	(679)
Expiring 10/06/21	Citibank, N.A.	ZAR	1,780	117,283	118,100	817	—
Expiring 10/06/21	Citibank, N.A.	ZAR	570	38,329	37,818	—	(511)
Expiring 10/06/21	Deutsche Bank AG	ZAR	1,780	118,043	118,101	58	—
Expiring 10/06/21	Deutsche Bank AG	ZAR	1,780	119,575	118,100	—	(1,475)
Expiring 10/06/21	Deutsche Bank AG	ZAR	1,780	117,702	118,101	399	—
Expiring 10/06/21	Deutsche Bank AG	ZAR	1,780	117,702	118,101	399	—
A55

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 10/06/21	Deutsche Bank AG	ZAR	1,780	$118,863	$118,100	$—	$(763)
Expiring 10/06/21	Deutsche Bank AG	ZAR	540	36,871	35,828	—	(1,043)
Expiring 10/19/21	Goldman Sachs International	ZAR	214	14,741	14,202	—	(539)
Expiring 12/15/21	Goldman Sachs International	ZAR	1,363	91,000	89,535	—	(1,465)
Expiring 12/15/21	Goldman Sachs International	ZAR	1,051	72,000	69,086	—	(2,914)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	ZAR	1,704	115,000	111,999	—	(3,001)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	ZAR	1,380	92,000	90,682	—	(1,318)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	ZAR	1,020	67,000	67,051	51	—
Expiring 12/17/21	UBS AG	ZAR	48	3,299	3,131	—	(168)
Expiring 01/18/22	Morgan Stanley & Co. International PLC	ZAR	214	13,904	14,024	120	—
South Korean Won,
Expiring 10/06/21	Citibank, N.A.	KRW	918,434	774,259	775,463	1,204	—
Expiring 10/06/21	Citibank, N.A.	KRW	147,050	123,966	124,159	193	—
Expiring 10/06/21	Citibank, N.A.	KRW	93,100	80,356	78,608	—	(1,748)
Expiring 10/06/21	Deutsche Bank AG	KRW	215,957	185,928	182,340	—	(3,588)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	KRW	1,788,361	1,576,718	1,509,579	—	(67,139)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	KRW	44,435	38,706	37,508	—	(1,198)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	KRW	1,049,701	896,797	886,067	—	(10,730)
Expiring 12/15/21	HSBC Bank PLC	KRW	144,115	122,000	121,556	—	(444)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	KRW	234,060	200,000	197,422	—	(2,578)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	KRW	1,029,739	879,262	868,552	—	(10,710)
Expiring 12/16/21	BNP Paribas S.A.	KRW	5,492	4,695	4,633	—	(62)
Swedish Krona,
Expiring 10/06/21	Bank of America, N.A.	SEK	590	67,808	67,398	—	(410)
Expiring 10/06/21	Citibank, N.A.	SEK	860	100,113	98,241	—	(1,872)
Expiring 10/06/21	Citibank, N.A.	SEK	860	99,777	98,242	—	(1,535)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	1,529	177,614	174,664	—	(2,950)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	880	102,654	100,526	—	(2,128)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	620	72,507	70,825	—	(1,682)
Expiring 12/15/21	Barclays Bank PLC	SEK	415,842	48,275,875	47,537,828	—	(738,047)
Expiring 12/15/21	Barclays Bank PLC	SEK	6,876	786,604	786,011	—	(593)
Expiring 12/15/21	Barclays Bank PLC	SEK	6,659	758,428	761,223	2,795	—
Expiring 12/15/21	Barclays Bank PLC	SEK	5,564	637,706	636,026	—	(1,680)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	SEK	576,102	67,125,735	65,858,205	—	(1,267,530)
Swiss Franc,
Expiring 10/04/21	Goldman Sachs International	CHF	287	309,764	307,484	—	(2,280)
Expiring 10/06/21	Bank of America, N.A.	CHF	95	103,977	101,953	—	(2,024)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CHF	185	197,810	198,541	731	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CHF	95	103,541	101,954	—	(1,587)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CHF	45	48,793	48,294	—	(499)
Expiring 12/15/21	Barclays Bank PLC	CHF	25,979	28,369,246	27,931,772	—	(437,474)
Expiring 12/15/21	Barclays Bank PLC	CHF	6,836	7,499,287	7,349,316	—	(149,971)
Expiring 12/15/21	Barclays Bank PLC	CHF	4,460	4,869,983	4,795,251	—	(74,732)
Expiring 12/15/21	Barclays Bank PLC	CHF	4,119	4,448,747	4,428,780	—	(19,967)
Expiring 12/15/21	Barclays Bank PLC	CHF	2,766	3,025,465	2,973,726	—	(51,739)
Expiring 12/15/21	Barclays Bank PLC	CHF	2,028	2,193,557	2,180,207	—	(13,350)
Expiring 12/15/21	Barclays Bank PLC	CHF	301	327,816	323,321	—	(4,495)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	CHF	4,604	5,015,926	4,950,393	—	(65,533)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	CHF	1,428	1,565,279	1,535,042	—	(30,237)
Expiring 12/16/21	BNP Paribas S.A.	CHF	1,635	1,782,878	1,758,473	—	(24,405)
Expiring 12/16/21	Goldman Sachs International	CHF	259	282,420	278,567	—	(3,853)
Expiring 12/16/21	Goldman Sachs International	CHF	53	57,390	57,461	71	—
Expiring 12/16/21	UBS AG	CHF	1,088	1,185,587	1,169,383	—	(16,204)
Thai Baht,
Expiring 10/06/21	Citibank, N.A.	THB	2,960	91,954	87,478	—	(4,476)
A56

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 10/06/21	Citibank, N.A.	THB	1,710	$53,033	$50,536	$—	$(2,497)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	THB	980	30,188	28,962	—	(1,226)
Expiring 12/15/21	HSBC Bank PLC	THB	4,281	130,000	126,485	—	(3,515)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	6,091	185,000	179,943	—	(5,057)
Expiring 12/16/21	Citibank, N.A.	THB	158	4,796	4,668	—	(128)
Turkish Lira,
Expiring 10/06/21	Deutsche Bank AG	TRY	1,065	122,301	119,398	—	(2,903)
				$909,167,654	$897,609,825	690,729	(12,248,558)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/06/21	Bank of America, N.A.	AUD	60	$43,506	$43,378	$128	$—
Expiring 10/06/21	Bank of America, N.A.	AUD	45	32,572	32,534	38	—
Expiring 10/06/21	Citibank, N.A.	AUD	2,578	1,909,294	1,863,812	45,482	—
Expiring 10/06/21	Citibank, N.A.	AUD	45	32,742	32,534	208	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	250	181,292	180,741	551	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	135	96,910	97,600	—	(690)
Expiring 10/19/21	Citibank, N.A.	AUD	304	225,300	219,795	5,505	—
Expiring 10/19/21	Goldman Sachs International	AUD	339	250,968	245,099	5,869	—
Expiring 10/19/21	HSBC Bank PLC	AUD	116	85,334	83,916	1,418	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	AUD	539	404,402	389,848	14,554	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	AUD	155	112,000	111,779	221	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	AUD	155	112,000	112,397	—	(397)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	AUD	80	59,077	57,841	1,236	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	AUD	439	315,214	317,401	—	(2,187)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	AUD	413	303,614	298,463	5,151	—
Expiring 10/19/21	The Toronto-Dominion Bank	AUD	108	78,969	77,942	1,027	—
Expiring 12/15/21	Barclays Bank PLC	AUD	47,801	35,591,704	34,570,607	1,021,097	—
Expiring 12/15/21	Barclays Bank PLC	AUD	13,852	10,315,249	10,018,202	297,047	—
Expiring 12/15/21	Barclays Bank PLC	AUD	2,869	2,080,172	2,074,918	5,254	—
Expiring 12/15/21	Barclays Bank PLC	AUD	1,352	978,430	978,071	359	—
Expiring 12/15/21	Barclays Bank PLC	AUD	1,192	857,983	862,350	—	(4,367)
Expiring 12/15/21	Barclays Bank PLC	AUD	166	120,001	119,819	182	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	AUD	89,445	65,861,377	64,688,828	1,172,549	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	AUD	384	283,285	278,050	5,235	—
Brazilian Real,
Expiring 10/04/21	Citibank, N.A.	BRL	690	128,253	126,605	1,648	—
Expiring 10/04/21	Citibank, N.A.	BRL	475	90,511	87,156	3,355	—
Expiring 10/04/21	Citibank, N.A.	BRL	340	63,647	62,385	1,262	—
Expiring 10/04/21	Citibank, N.A.	BRL	280	52,830	51,376	1,454	—
Expiring 10/04/21	Citibank, N.A.	BRL	200	37,779	36,697	1,082	—
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	BRL	2,886	543,910	529,585	14,325	—
Expiring 10/19/21	Goldman Sachs International	BRL	7,320	1,434,254	1,340,071	94,183	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	BRL	1,412	258,888	258,495	393	—
Expiring 12/16/21	Goldman Sachs International	BRL	38,652	7,212,770	7,003,724	209,046	—
A57

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound,
Expiring 10/04/21	Barclays Bank PLC	GBP	401	$553,054	$540,739	$12,315	$—
Expiring 10/04/21	Citibank, N.A.	GBP	2,239	3,068,152	3,016,403	51,749	—
Expiring 10/04/21	HSBC Bank PLC	GBP	147	203,346	197,827	5,519	—
Expiring 10/06/21	Citibank, N.A.	GBP	4,379	6,051,514	5,900,291	151,223	—
Expiring 10/06/21	Citibank, N.A.	GBP	256	353,777	344,936	8,841	—
Expiring 10/06/21	Citibank, N.A.	GBP	92	126,383	123,962	2,421	—
Expiring 10/06/21	Deutsche Bank AG	GBP	114	156,632	153,605	3,027	—
Expiring 10/06/21	Deutsche Bank AG	GBP	30	40,600	40,422	178	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	107	147,546	144,172	3,374	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	70	96,162	94,319	1,843	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	37	50,906	49,854	1,052	—
Expiring 10/19/21	Citibank, N.A.	GBP	136	187,366	183,251	4,115	—
Expiring 10/19/21	Goldman Sachs International	GBP	690	955,000	929,137	25,863	—
Expiring 10/19/21	Goldman Sachs International	GBP	146	199,683	196,725	2,958	—
Expiring 10/19/21	Goldman Sachs International	GBP	14	19,460	18,864	596	—
Expiring 10/19/21	Goldman Sachs International	GBP	5	6,933	6,737	196	—
Expiring 10/19/21	Goldman Sachs International	GBP	1	1,343	1,348	—	(5)
Expiring 10/19/21	HSBC Bank PLC	GBP	1,204	1,658,457	1,622,246	36,211	—
Expiring 10/19/21	HSBC Bank PLC	GBP	578	803,380	778,654	24,726	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	GBP	1,050	1,442,215	1,414,312	27,903	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	GBP	501	677,802	674,652	3,150	—
Expiring 10/19/21	The Toronto-Dominion Bank	GBP	313	428,071	422,183	5,888	—
Expiring 11/02/21	Barclays Bank PLC	GBP	2,787	3,808,344	3,755,104	53,240	—
Expiring 11/04/21	Bank of America, N.A.	GBP	129	173,886	173,821	65	—
Expiring 12/15/21	Barclays Bank PLC	GBP	30,426	42,182,715	41,002,534	1,180,181	—
Expiring 12/15/21	Barclays Bank PLC	GBP	6,729	9,308,508	9,067,972	240,536	—
Expiring 12/15/21	Barclays Bank PLC	GBP	3,583	4,922,872	4,827,944	94,928	—
Expiring 12/15/21	Barclays Bank PLC	GBP	2,993	4,136,631	4,033,743	102,888	—
Expiring 12/15/21	Barclays Bank PLC	GBP	2,546	3,527,835	3,430,816	97,019	—
Expiring 12/15/21	Barclays Bank PLC	GBP	1,395	1,929,437	1,879,592	49,845	—
Expiring 12/15/21	Barclays Bank PLC	GBP	1,296	1,794,961	1,746,689	48,272	—
Expiring 12/15/21	Barclays Bank PLC	GBP	1,052	1,447,635	1,417,947	29,688	—
Expiring 12/15/21	Barclays Bank PLC	GBP	1,023	1,416,664	1,378,955	37,709	—
Expiring 12/15/21	Barclays Bank PLC	GBP	500	682,127	673,163	8,964	—
Expiring 12/15/21	Barclays Bank PLC	GBP	412	565,148	555,375	9,773	—
Expiring 12/15/21	Barclays Bank PLC	GBP	288	389,399	387,639	1,760	—
Expiring 12/15/21	Barclays Bank PLC	GBP	89	121,297	119,613	1,684	—
Expiring 12/15/21	Barclays Bank PLC	GBP	85	114,462	114,747	—	(285)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	GBP	17,826	24,599,142	24,021,980	577,162	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	GBP	2,817	3,904,654	3,795,964	108,690	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	GBP	2,183	3,020,878	2,942,060	78,818	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	GBP	896	1,225,297	1,207,668	17,629	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	GBP	492	678,785	663,276	15,509	—
Expiring 12/16/21	BNP Paribas S.A.	GBP	1,189	1,625,642	1,602,751	22,891	—
Canadian Dollar,
Expiring 10/06/21	Bank of America, N.A.	CAD	3,840	3,047,076	3,031,698	15,378	—
Expiring 10/06/21	Bank of America, N.A.	CAD	885	702,256	698,712	3,544	—
Expiring 10/06/21	Bank of America, N.A.	CAD	55	43,470	43,422	48	—
A58

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 10/06/21	Citibank, N.A.	CAD	130	$102,755	$102,636	$119	$—
Expiring 10/06/21	Citibank, N.A.	CAD	65	51,283	51,318	—	(35)
Expiring 10/06/21	Deutsche Bank AG	CAD	40	31,254	31,580	—	(326)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CAD	130	101,837	102,636	—	(799)
Expiring 10/19/21	Goldman Sachs International	CAD	125	97,920	98,686	—	(766)
Expiring 11/04/21	Citibank, N.A.	CAD	130	102,100	102,632	—	(532)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	CAD	202	158,278	159,474	—	(1,196)
Expiring 12/15/21	Barclays Bank PLC	CAD	15,572	12,334,353	12,294,031	40,322	—
Expiring 12/15/21	Barclays Bank PLC	CAD	5,084	4,048,863	4,013,850	35,013	—
Expiring 12/15/21	Barclays Bank PLC	CAD	2,053	1,611,728	1,620,747	—	(9,019)
Expiring 12/15/21	Barclays Bank PLC	CAD	659	519,087	520,251	—	(1,164)
Expiring 12/16/21	BNP Paribas S.A.	CAD	25	19,428	19,448	—	(20)
Expiring 12/16/21	Goldman Sachs International	CAD	2,363	1,863,286	1,865,238	—	(1,952)
Chilean Peso,
Expiring 10/06/21	Citibank, N.A.	CLP	187,100	241,264	230,637	10,627	—
Expiring 10/06/21	Citibank, N.A.	CLP	79,350	100,507	97,814	2,693	—
Expiring 10/06/21	Citibank, N.A.	CLP	79,350	100,386	97,814	2,572	—
Expiring 11/04/21	Citibank, N.A.	CLP	136,300	167,801	167,527	274	—
Expiring 12/15/21	Goldman Sachs International	CLP	407,026	520,195	498,511	21,684	—
China Yuan,
Expiring 12/16/21	BNP Paribas S.A.	CNY	80,709	12,415,469	12,436,946	—	(21,477)
Expiring 12/16/21	BNP Paribas S.A.	CNY	50,326	7,738,555	7,755,034	—	(16,479)
Chinese Renminbi,
Expiring 10/08/21	Bank of America, N.A.	CNH	3,159	488,934	489,609	—	(675)
Expiring 10/08/21	Bank of America, N.A.	CNH	979	150,859	151,734	—	(875)
Expiring 10/08/21	Citibank, N.A.	CNH	565	87,013	87,569	—	(556)
Expiring 10/08/21	Deutsche Bank AG	CNH	615	95,023	95,318	—	(295)
Expiring 10/08/21	Deutsche Bank AG	CNH	220	33,993	34,097	—	(104)
Expiring 10/19/21	Citibank, N.A.	CNH	49,801	7,685,945	7,711,761	—	(25,816)
Expiring 10/19/21	Citibank, N.A.	CNH	9,529	1,471,774	1,475,578	—	(3,804)
Expiring 10/19/21	Citibank, N.A.	CNH	604	92,694	93,518	—	(824)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CNH	14,746	2,261,797	2,283,509	—	(21,712)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CNH	530	81,396	82,104	—	(708)
Expiring 11/04/21	Bank of America, N.A.	CNH	615	94,981	95,112	—	(131)
Expiring 11/04/21	Bank of America, N.A.	CNH	437	67,414	67,583	—	(169)
Expiring 11/18/21	Citibank, N.A.	CNH	1,419	218,000	219,267	—	(1,267)
Expiring 11/18/21	Citibank, N.A.	CNH	1,232	189,000	190,295	—	(1,295)
Expiring 11/18/21	Citibank, N.A.	CNH	1,019	156,154	157,424	—	(1,270)
Expiring 11/18/21	HSBC Bank PLC	CNH	3,433	525,304	530,326	—	(5,022)
Expiring 11/18/21	HSBC Bank PLC	CNH	3,052	466,454	471,476	—	(5,022)
Expiring 11/18/21	HSBC Bank PLC	CNH	1,289	199,000	199,091	—	(91)
Expiring 11/18/21	JPMorgan Chase Bank, N.A.	CNH	967	149,000	149,358	—	(358)
Expiring 11/18/21	JPMorgan Chase Bank, N.A.	CNH	954	147,000	147,389	—	(389)
Expiring 11/18/21	Morgan Stanley & Co. International PLC	CNH	1,456	223,000	224,996	—	(1,996)
Expiring 11/18/21	Morgan Stanley & Co. International PLC	CNH	981	150,000	151,591	—	(1,591)
Expiring 12/16/21	Bank of America, N.A.	CNH	37	5,639	5,635	4	—
Expiring 01/18/22	JPMorgan Chase Bank, N.A.	CNH	15,277	2,342,473	2,348,648	—	(6,175)
Colombian Peso,
Expiring 10/06/21	Citibank, N.A.	COP	356,700	94,311	93,637	674	—
Expiring 11/04/21	Citibank, N.A.	COP	153,400	39,872	40,185	—	(313)
Expiring 12/15/21	Citibank, N.A.	COP	473,904	123,000	123,815	—	(815)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	COP	1,539,314	407,425	402,171	5,254	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	COP	474,227	123,000	123,900	—	(900)
A59

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	COP	470,249	$122,000	$122,860	$—	$(860)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	COP	398,208	103,000	104,039	—	(1,039)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	COP	285,283	74,000	74,535	—	(535)
Czech Koruna,
Expiring 10/06/21	Bank of America, N.A.	CZK	1,310	60,303	59,868	435	—
Expiring 10/06/21	Deutsche Bank AG	CZK	1,220	56,979	55,755	1,224	—
Expiring 10/06/21	Deutsche Bank AG	CZK	810	37,644	37,018	626	—
Expiring 10/06/21	Deutsche Bank AG	CZK	490	22,404	22,394	10	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CZK	2,810	131,215	128,419	2,796	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CZK	1,900	88,722	86,832	1,890	—
Expiring 10/19/21	Citibank, N.A.	CZK	2,090	96,000	95,472	528	—
Expiring 10/19/21	Goldman Sachs International	CZK	3,245	149,000	148,254	746	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	4,197	192,000	191,733	267	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	2,456	114,000	112,215	1,785	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	1,929	89,000	88,122	878	—
Danish Krone,
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	DKK	700	111,681	109,047	2,634	—
Expiring 12/16/21	BNP Paribas S.A.	DKK	8	1,318	1,291	27	—
Euro,
Expiring 10/04/21	Barclays Bank PLC	EUR	203	240,308	235,264	5,044	—
Expiring 10/04/21	Barclays Bank PLC	EUR	99	116,748	114,609	2,139	—
Expiring 10/04/21	Barclays Bank PLC	EUR	47	55,438	54,314	1,124	—
Expiring 10/04/21	Citibank, N.A.	EUR	106	125,412	122,610	2,802	—
Expiring 10/04/21	Goldman Sachs International	EUR	32,974	38,856,493	38,198,758	657,735	—
Expiring 10/04/21	HSBC Bank PLC	EUR	102	121,395	118,247	3,148	—
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	EUR	100	117,449	116,015	1,434	—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	EUR	1,337	1,587,385	1,548,808	38,577	—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	EUR	199	236,410	230,886	5,524	—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	EUR	98	114,705	113,374	1,331	—
Expiring 10/06/21	Bank of America, N.A.	EUR	157	185,729	181,884	3,845	—
Expiring 10/06/21	Citibank, N.A.	EUR	95	112,171	110,057	2,114	—
Expiring 10/06/21	Citibank, N.A.	EUR	85	99,813	98,472	1,341	—
Expiring 10/06/21	Citibank, N.A.	EUR	20	23,646	23,170	476	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	11,611	13,770,054	13,451,274	318,780	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	147	173,707	170,298	3,409	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	101	118,465	117,008	1,457	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	86	101,759	99,630	2,129	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	82	96,346	94,996	1,350	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	80	94,988	92,680	2,308	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	42	49,648	48,657	991	—
Expiring 10/19/21	BNP Paribas S.A.	EUR	1,026	1,218,907	1,189,113	29,794	—
Expiring 10/19/21	Citibank, N.A.	EUR	2,000	2,347,713	2,317,540	30,173	—
Expiring 10/19/21	Citibank, N.A.	EUR	572	674,334	662,816	11,518	—
Expiring 10/19/21	Citibank, N.A.	EUR	524	619,321	607,195	12,126	—
Expiring 10/19/21	Citibank, N.A.	EUR	467	550,259	541,146	9,113	—
Expiring 10/19/21	Citibank, N.A.	EUR	465	546,765	538,828	7,937	—
Expiring 10/19/21	Citibank, N.A.	EUR	435	517,324	504,065	13,259	—
Expiring 10/19/21	Goldman Sachs International	EUR	6,817	8,000,000	7,899,592	100,408	—
Expiring 10/19/21	Goldman Sachs International	EUR	76	89,000	87,492	1,508	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	EUR	683	799,891	791,883	8,008	—
A60

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	EUR	407	$478,185	$471,122	$7,063	$—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	EUR	326	381,731	377,312	4,419	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	3,390	4,031,774	3,928,231	103,543	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	1,991	2,352,928	2,307,679	45,249	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	612	719,267	709,705	9,562	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	490	582,257	567,797	14,460	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	233	277,250	269,994	7,256	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	142	167,198	165,065	2,133	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	121	140,449	140,211	238	—
Expiring 10/19/21	The Toronto-Dominion Bank	EUR	4,886	5,804,731	5,662,118	142,613	—
Expiring 10/19/21	The Toronto-Dominion Bank	EUR	1,250	1,481,745	1,448,631	33,114	—
Expiring 11/02/21	Goldman Sachs International	EUR	33,928	39,693,811	39,325,254	368,557	—
Expiring 11/04/21	Citibank, N.A.	EUR	35	40,726	40,569	157	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	EUR	514	595,779	595,786	—	(7)
Expiring 12/15/21	Barclays Bank PLC	EUR	1,399	1,656,517	1,623,087	33,430	—
Expiring 12/15/21	Barclays Bank PLC	EUR	1,027	1,207,165	1,191,683	15,482	—
Expiring 12/15/21	Barclays Bank PLC	EUR	894	1,060,597	1,037,602	22,995	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	EUR	8,442	9,993,896	9,795,177	198,719	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	EUR	6,545	7,771,519	7,593,597	177,922	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	EUR	2,959	3,521,239	3,433,719	87,520	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	EUR	853	1,012,674	989,841	22,833	—
Expiring 12/16/21	BNP Paribas S.A.	EUR	1,353	1,602,477	1,570,045	32,432	—
Expiring 12/16/21	BNP Paribas S.A.	EUR	58	67,714	66,958	756	—
Expiring 12/16/21	BNP Paribas S.A.	EUR	14	16,907	16,739	168	—
Expiring 12/16/21	Goldman Sachs International	EUR	670	793,763	777,697	16,066	—
Expiring 12/16/21	Goldman Sachs International	EUR	207	240,649	240,557	92	—
Expiring 12/16/21	JPMorgan Chase Bank, N.A.	EUR	238	281,494	275,800	5,694	—
Expiring 12/16/21	The Bank of New York Mellon	EUR	25	29,739	29,137	602	—
Expiring 12/16/21	UBS AG	EUR	2,734	3,238,104	3,172,685	65,419	—
Expiring 12/16/21	UBS AG	EUR	1,389	1,630,031	1,611,742	18,289	—
Expiring 12/16/21	UBS AG	EUR	1,061	1,243,117	1,231,099	12,018	—
Hong Kong Dollar,
Expiring 12/16/21	BNP Paribas S.A.	HKD	69	8,889	8,882	7	—
Hungarian Forint,
Expiring 10/06/21	Citibank, N.A.	HUF	42,400	144,465	136,625	7,840	—
Expiring 10/06/21	Citibank, N.A.	HUF	19,595	66,764	63,141	3,623	—
Expiring 10/06/21	Deutsche Bank AG	HUF	10,191	33,854	32,838	1,016	—
Expiring 10/06/21	Deutsche Bank AG	HUF	7,950	26,260	25,617	643	—
Expiring 10/06/21	Deutsche Bank AG	HUF	7,950	26,274	25,618	656	—
Expiring 10/06/21	Deutsche Bank AG	HUF	6,162	20,467	19,856	611	—
Expiring 10/19/21	Citibank, N.A.	HUF	124,443	414,140	400,816	13,324	—
Expiring 10/19/21	Citibank, N.A.	HUF	31,895	105,540	102,729	2,811	—
Expiring 10/19/21	Citibank, N.A.	HUF	22,121	74,000	71,248	2,752	—
Expiring 10/19/21	Goldman Sachs International	HUF	29,874	99,000	96,221	2,779	—
A61

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 10/19/21	Goldman Sachs International	HUF	22,555	$76,000	$72,645	$3,355	$—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	HUF	66,512	224,000	214,228	9,772	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	HUF	50,968	170,000	164,161	5,839	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	HUF	22,556	75,000	72,649	2,351	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	HUF	21,499	72,000	69,246	2,754	—
Expiring 12/16/21	UBS AG	HUF	477	1,608	1,532	76	—
Indian Rupee,
Expiring 10/06/21	Citibank, N.A.	INR	25,260	340,340	339,923	417	—
Expiring 10/06/21	Citibank, N.A.	INR	9,180	123,645	123,535	110	—
Expiring 10/06/21	Citibank, N.A.	INR	2,230	30,313	30,009	304	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	INR	2,220	30,091	29,874	217	—
Expiring 10/18/21	Citibank, N.A.	INR	130,646	1,757,179	1,755,470	1,709	—
Expiring 11/03/21	Citibank, N.A.	INR	5,602	75,099	75,135	—	(36)
Expiring 11/03/21	JPMorgan Chase Bank, N.A.	INR	4,968	66,613	66,632	—	(19)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	INR	8,379	112,000	111,909	91	—
Expiring 12/16/21	BNP Paribas S.A.	INR	859	11,563	11,470	93	—
Indonesian Rupiah,
Expiring 10/06/21	Citibank, N.A.	IDR	1,868,000	130,712	130,372	340	—
Expiring 10/06/21	Deutsche Bank AG	IDR	270,000	18,961	18,844	117	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	IDR	4,028,000	282,389	281,123	1,266	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	IDR	54,525,993	3,694,674	3,799,562	—	(104,888)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	IDR	23,269,880	1,624,992	1,621,527	3,465	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	IDR	6,720	468	467	1	—
Expiring 11/04/21	Citibank, N.A.	IDR	4,028,000	280,961	280,168	793	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	IDR	1,638,180	114,000	113,405	595	—
Expiring 12/16/21	BNP Paribas S.A.	IDR	170,801	11,856	11,823	33	—
Israeli Shekel,
Expiring 10/06/21	Bank of America, N.A.	ILS	740	229,519	229,539	—	(20)
Expiring 10/06/21	Bank of America, N.A.	ILS	385	119,412	119,423	—	(11)
Expiring 10/06/21	Bank of America, N.A.	ILS	75	23,343	23,264	79	—
Expiring 11/04/21	Citibank, N.A.	ILS	110	34,098	34,127	—	(29)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	ILS	389	121,000	120,783	217	—
Japanese Yen,
Expiring 10/06/21	Bank of America, N.A.	JPY	13,300	121,366	119,507	1,859	—
Expiring 10/06/21	Citibank, N.A.	JPY	11,100	101,553	99,739	1,814	—
Expiring 10/06/21	Deutsche Bank AG	JPY	1,327,498	12,072,169	11,928,256	143,913	—
Expiring 10/06/21	Deutsche Bank AG	JPY	12,650	115,038	113,667	1,371	—
Expiring 10/19/21	BNP Paribas S.A.	JPY	186,180	1,695,133	1,673,067	22,066	—
Expiring 10/19/21	Goldman Sachs International	JPY	41,023	366,322	368,644	—	(2,322)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	JPY	24,837	225,000	223,196	1,804	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	JPY	113,494	1,014,774	1,019,998	—	(5,224)
Expiring 12/15/21	Barclays Bank PLC	JPY	122,905	1,108,342	1,105,115	3,227	—
Expiring 12/15/21	Barclays Bank PLC	JPY	102,344	929,279	920,235	9,044	—
Expiring 12/15/21	Barclays Bank PLC	JPY	93,157	844,798	837,628	7,170	—
Expiring 12/15/21	Barclays Bank PLC	JPY	44,865	408,431	403,407	5,024	—
Expiring 12/15/21	Barclays Bank PLC	JPY	33,045	300,131	297,128	3,003	—
Expiring 12/15/21	Barclays Bank PLC	JPY	29,450	264,510	264,799	—	(289)
Expiring 12/15/21	Barclays Bank PLC	JPY	16,495	150,793	148,319	2,474	—
Expiring 12/15/21	Barclays Bank PLC	JPY	13,157	119,760	118,303	1,457	—
Expiring 12/15/21	Barclays Bank PLC	JPY	5,810	53,013	52,244	769	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	JPY	16,236,218	147,377,339	145,989,562	1,387,777	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	JPY	135,072	1,208,302	1,214,517	—	(6,215)
A62

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 12/15/21	Morgan Stanley & Co. International PLC	JPY	113,836	$1,021,998	$1,023,571	$—	$(1,573)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	JPY	78,778	712,202	708,341	3,861	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	JPY	11,494	104,570	103,351	1,219	—
Expiring 12/16/21	BNP Paribas S.A.	JPY	5,615	50,379	50,490	—	(111)
Expiring 12/16/21	BNP Paribas S.A.	JPY	4,495	40,596	40,415	181	—
Expiring 12/16/21	BNP Paribas S.A.	JPY	1,124	10,129	10,103	26	—
Expiring 12/16/21	UBS AG	JPY	179,938	1,625,559	1,617,965	7,594	—
Malaysian Ringgit,
Expiring 10/06/21	Deutsche Bank AG	MYR	1,632	391,743	389,426	2,317	—
Mexican Peso,
Expiring 10/06/21	Citibank, N.A.	MXN	1,140	56,081	55,164	917	—
Expiring 10/06/21	Citibank, N.A.	MXN	710	35,129	34,357	772	—
Expiring 10/06/21	Citibank, N.A.	MXN	350	17,338	16,937	401	—
Expiring 10/06/21	Deutsche Bank AG	MXN	5,320	265,651	257,434	8,217	—
Expiring 10/06/21	Deutsche Bank AG	MXN	430	21,472	20,808	664	—
Expiring 10/19/21	Citibank, N.A.	MXN	25,490	1,256,172	1,231,237	24,935	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	MXN	115,264	5,703,747	5,567,578	136,169	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	MXN	1,122	54,333	54,195	138	—
Expiring 11/04/21	Citibank, N.A.	MXN	2,840	137,628	136,876	752	—
Expiring 11/22/21	Morgan Stanley & Co. International PLC	MXN	18,244	901,333	876,879	24,454	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	MXN	2,329	115,000	111,604	3,396	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	MXN	2,304	113,000	110,391	2,609	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	MXN	2,298	114,000	110,115	3,885	—
Expiring 12/27/21	Citibank, N.A.	MXN	13,425	659,520	642,296	17,224	—
New Taiwanese Dollar,
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	TWD	6,520	236,437	234,387	2,050	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	TWD	1,050	38,057	37,746	311	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	TWD	1,050	37,965	37,746	219	—
Expiring 10/19/21	Citibank, N.A.	TWD	44,130	1,593,256	1,587,781	5,475	—
Expiring 10/19/21	Goldman Sachs International	TWD	646	23,171	23,243	—	(72)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	TWD	23,142	837,265	832,641	4,624	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	TWD	2,095	75,422	75,443	—	(21)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	TWD	730	26,268	26,287	—	(19)
Expiring 12/16/21	BNP Paribas S.A.	TWD	733	26,641	26,479	162	—
New Zealand Dollar,
Expiring 10/06/21	Bank of America, N.A.	NZD	285	202,698	196,743	5,955	—
Expiring 10/06/21	Bank of America, N.A.	NZD	280	196,759	193,292	3,467	—
Expiring 10/06/21	Bank of America, N.A.	NZD	145	103,147	100,098	3,049	—
Expiring 10/06/21	Citibank, N.A.	NZD	85	60,357	58,678	1,679	—
Expiring 10/06/21	Citibank, N.A.	NZD	60	42,382	41,419	963	—
Expiring 10/06/21	Deutsche Bank AG	NZD	110	78,156	75,936	2,220	—
Expiring 10/06/21	Deutsche Bank AG	NZD	50	35,114	34,517	597	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	NZD	145	101,684	100,098	1,586	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	NZD	70	49,121	48,323	798	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	NZD	70	49,051	48,323	728	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	NZD	197	136,653	135,985	668	—
Expiring 12/15/21	Barclays Bank PLC	NZD	69,986	49,632,344	48,285,504	1,346,840	—
A63

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 12/15/21	Barclays Bank PLC	NZD	13,466	$9,451,167	$9,290,527	$160,640	$—
Expiring 12/15/21	Barclays Bank PLC	NZD	6,545	4,648,103	4,515,451	132,652	—
Expiring 12/15/21	Barclays Bank PLC	NZD	2,307	1,641,839	1,591,484	50,355	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	NZD	9,627	6,782,800	6,642,208	140,592	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	NZD	1,037	735,091	715,230	19,861	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	NZD	814	580,684	561,269	19,415	—
Expiring 12/16/21	Commonwealth Bank of Australia	NZD	67	47,310	45,964	1,346	—
Norwegian Krone,
Expiring 10/06/21	Citibank, N.A.	NOK	870	100,339	99,517	822	—
Expiring 10/06/21	Citibank, N.A.	NOK	490	56,673	56,050	623	—
Expiring 10/06/21	Deutsche Bank AG	NOK	1,270	146,821	145,273	1,548	—
Expiring 10/06/21	Deutsche Bank AG	NOK	850	97,866	97,230	636	—
Expiring 10/06/21	Deutsche Bank AG	NOK	33	3,815	3,775	40	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	NOK	870	100,054	99,518	536	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	NOK	360	41,899	41,180	719	—
Expiring 10/19/21	BNP Paribas S.A.	NOK	727	82,854	83,096	—	(242)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	NOK	530	60,561	60,613	—	(52)
Expiring 12/15/21	Barclays Bank PLC	NOK	773,253	89,065,408	88,398,553	666,855	—
Expiring 12/15/21	Barclays Bank PLC	NOK	30,191	3,499,454	3,451,497	47,957	—
Expiring 12/15/21	Barclays Bank PLC	NOK	13,741	1,593,145	1,570,867	22,278	—
Expiring 12/15/21	Barclays Bank PLC	NOK	2,222	254,893	253,974	919	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	NOK	53,774	6,260,719	6,147,478	113,241	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	NOK	41,310	4,799,724	4,722,563	77,161	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	NOK	40,801	4,730,182	4,664,430	65,752	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	NOK	40,661	4,675,556	4,648,439	27,117	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	NOK	36,950	4,250,161	4,224,087	26,074	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	NOK	31,237	3,637,076	3,570,981	66,095	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	NOK	29,808	3,450,063	3,407,679	42,384	—
Expiring 12/16/21	UBS AG	NOK	16,198	1,875,605	1,851,795	23,810	—
Peruvian Nuevo Sol,
Expiring 10/06/21	Citibank, N.A.	PEN	300	72,597	72,549	48	—
Expiring 10/06/21	Citibank, N.A.	PEN	180	44,077	43,530	547	—
Expiring 12/16/21	BNP Paribas S.A.	PEN	24	5,785	5,772	13	—
Philippine Peso,
Expiring 10/06/21	Deutsche Bank AG	PHP	2,280	44,803	44,585	218	—
Expiring 11/04/21	Citibank, N.A.	PHP	1,380	26,920	26,913	7	—
Expiring 12/15/21	Citibank, N.A.	PHP	7,644	152,000	148,276	3,724	—
Expiring 12/15/21	Goldman Sachs International	PHP	6,315	125,000	122,496	2,504	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	PHP	7,542	149,000	146,304	2,696	—
Polish Zloty,
Expiring 10/06/21	Bank of America, N.A.	PLN	695	182,853	174,743	8,110	—
Expiring 10/06/21	Bank of America, N.A.	PLN	150	39,465	37,715	1,750	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	PLN	579	145,000	145,500	—	(500)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	PLN	376	98,000	94,623	3,377	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	PLN	352	91,000	88,450	2,550	—
A64

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 10/19/21	Morgan Stanley & Co. International PLC	PLN	351	$90,000	$88,197	$1,803	$—
Expiring 12/16/21	Bank of America, N.A.	PLN	34	8,830	8,538	292	—
Russian Ruble,
Expiring 10/01/21	Citibank, N.A.	RUB	116,180	1,598,305	1,595,783	2,522	—
Expiring 10/01/21	Citibank, N.A.	RUB	20,555	282,777	282,331	446	—
Expiring 10/06/21	Deutsche Bank AG	RUB	3,030	41,444	41,581	—	(137)
Expiring 10/06/21	Goldman Sachs International	RUB	57,760	777,337	792,645	—	(15,308)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	RUB	17,650	241,770	242,212	—	(442)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	RUB	3,030	41,068	41,581	—	(513)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	RUB	3,030	41,160	41,581	—	(421)
Expiring 10/19/21	Goldman Sachs International	RUB	99,360	1,358,286	1,361,104	—	(2,818)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	RUB	23,290	314,943	319,044	—	(4,101)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	RUB	114,971	1,552,616	1,574,958	—	(22,342)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	RUB	84,349	1,111,250	1,155,479	—	(44,229)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	RUB	23,593	322,492	323,193	—	(701)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	RUB	6,950	94,590	95,206	—	(616)
Expiring 10/29/21	JPMorgan Chase Bank, N.A.	RUB	69,575	929,770	951,819	—	(22,049)
Expiring 11/19/21	JPMorgan Chase Bank, N.A.	RUB	75,466	1,007,429	1,028,573	—	(21,144)
Expiring 12/01/21	Morgan Stanley & Co. International PLC	RUB	53,058	712,000	721,537	—	(9,537)
Expiring 12/15/21	Citibank, N.A.	RUB	9,949	135,000	134,833	167	—
Expiring 12/15/21	Citibank, N.A.	RUB	8,230	111,200	111,542	—	(342)
Expiring 12/15/21	Citibank, N.A.	RUB	5,610	76,000	76,038	—	(38)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	RUB	9,359	127,000	126,841	159	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	RUB	7,155	97,000	96,970	30	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	RUB	5,082	69,000	68,873	127	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	RUB	7,321	99,000	99,221	—	(221)
Expiring 12/16/21	BNP Paribas S.A.	RUB	437	5,884	5,923	—	(39)
Expiring 12/24/21	Citibank, N.A.	RUB	48,406	654,500	654,619	—	(119)
Expiring 01/12/22	Goldman Sachs International	RUB	48,329	652,308	651,158	1,150	—
Singapore Dollar,
Expiring 10/06/21	Bank of America, N.A.	SGD	345	256,818	254,084	2,734	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SGD	45	33,290	33,141	149	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SGD	25	18,470	18,412	58	—
Expiring 11/03/21	Bank of America, N.A.	SGD	70	51,490	51,551	—	(61)
Expiring 12/15/21	Barclays Bank PLC	SGD	4,850	3,561,036	3,571,299	—	(10,263)
Expiring 12/15/21	Barclays Bank PLC	SGD	2,094	1,559,257	1,542,004	17,253	—
Expiring 12/15/21	Barclays Bank PLC	SGD	1,344	999,887	989,664	10,223	—
Expiring 12/15/21	Barclays Bank PLC	SGD	783	575,573	576,580	—	(1,007)
Expiring 12/15/21	Barclays Bank PLC	SGD	470	350,279	346,231	4,048	—
Expiring 12/15/21	Barclays Bank PLC	SGD	362	269,414	266,225	3,189	—
Expiring 12/15/21	Barclays Bank PLC	SGD	52	38,786	38,311	475	—
Expiring 12/15/21	Citibank, N.A.	SGD	189	140,000	139,292	708	—
Expiring 12/15/21	Goldman Sachs International	SGD	2,124	1,580,377	1,564,305	16,072	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	SGD	267	197,000	196,339	661	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	SGD	34,723	25,796,332	25,568,482	227,850	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	SGD	521	386,493	383,819	2,674	—
A65

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 10/06/21	Bank of America, N.A.	ZAR	1,860	$127,949	$123,408	$4,541	$—
Expiring 10/06/21	Bank of America, N.A.	ZAR	1,780	121,544	118,100	3,444	—
Expiring 10/06/21	Bank of America, N.A.	ZAR	1,490	102,293	98,859	3,434	—
Expiring 10/06/21	Bank of America, N.A.	ZAR	1,490	101,404	98,859	2,545	—
Expiring 10/06/21	Bank of America, N.A.	ZAR	710	49,069	47,108	1,961	—
Expiring 10/06/21	Citibank, N.A.	ZAR	1,780	120,413	118,100	2,313	—
Expiring 10/06/21	Citibank, N.A.	ZAR	900	60,861	59,713	1,148	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	ZAR	19,280	1,337,496	1,279,198	58,298	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	ZAR	214	14,083	14,202	—	(119)
Expiring 12/15/21	Citibank, N.A.	ZAR	8,440	583,792	554,593	29,199	—
Expiring 12/15/21	HSBC Bank PLC	ZAR	15,202	1,053,719	998,887	54,832	—
South Korean Won,
Expiring 10/06/21	Bank of America, N.A.	KRW	35,660	30,414	30,109	305	—
Expiring 10/06/21	Bank of America, N.A.	KRW	26,660	22,589	22,509	80	—
Expiring 10/06/21	Citibank, N.A.	KRW	1,134,391	979,105	957,802	21,303	—
Expiring 10/06/21	Citibank, N.A.	KRW	57,690	49,377	48,709	668	—
Expiring 10/06/21	Deutsche Bank AG	KRW	120,140	102,666	101,438	1,228	—
Expiring 11/04/21	Citibank, N.A.	KRW	918,434	773,848	775,054	—	(1,206)
Expiring 11/04/21	Citibank, N.A.	KRW	147,050	123,900	124,093	—	(193)
Swedish Krona,
Expiring 10/06/21	Bank of America, N.A.	SEK	2,440	284,165	278,731	5,434	—
Expiring 10/06/21	Bank of America, N.A.	SEK	1,530	178,185	174,778	3,407	—
Expiring 10/06/21	Bank of America, N.A.	SEK	870	99,622	99,384	238	—
Expiring 10/06/21	Citibank, N.A.	SEK	360	41,605	41,124	481	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	1,719	196,754	196,368	386	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	870	101,429	99,384	2,045	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	433	50,282	49,463	819	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	433	50,285	49,463	822	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	SEK	760	86,645	86,834	—	(189)
Expiring 12/15/21	Barclays Bank PLC	SEK	64,991	7,556,120	7,429,591	126,529	—
Expiring 12/15/21	Barclays Bank PLC	SEK	51,382	6,011,934	5,873,795	138,139	—
Expiring 12/15/21	Barclays Bank PLC	SEK	35,732	4,153,288	4,084,828	68,460	—
Expiring 12/15/21	Barclays Bank PLC	SEK	23,595	2,727,525	2,697,290	30,235	—
Expiring 12/15/21	Barclays Bank PLC	SEK	22,760	2,642,440	2,601,892	40,548	—
Expiring 12/15/21	Barclays Bank PLC	SEK	19,967	2,314,436	2,282,609	31,827	—
Expiring 12/15/21	Barclays Bank PLC	SEK	18,153	2,100,179	2,075,224	24,955	—
Expiring 12/15/21	Barclays Bank PLC	SEK	15,213	1,749,976	1,739,131	10,845	—
Expiring 12/15/21	Barclays Bank PLC	SEK	7,750	892,113	885,938	6,175	—
Expiring 12/15/21	Barclays Bank PLC	SEK	7,217	832,504	825,067	7,437	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	SEK	67,027	7,772,983	7,662,354	110,629	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	SEK	46,573	5,428,788	5,324,139	104,649	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	SEK	37,275	4,347,780	4,261,163	86,617	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	SEK	33,990	3,959,844	3,885,646	74,198	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	SEK	30,313	3,541,465	3,465,290	76,175	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	SEK	15,711	1,820,191	1,795,980	24,211	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	SEK	15,208	1,755,364	1,738,562	16,802	—
A66

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 12/15/21	Morgan Stanley & Co. International PLC	SEK	160	$18,641	$18,325	$316	$—
Swiss Franc,
Expiring 10/04/21	HSBC Bank PLC	CHF	183	200,560	196,438	4,122	—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	CHF	103	113,109	111,046	2,063	—
Expiring 10/06/21	Deutsche Bank AG	CHF	690	754,140	740,505	13,635	—
Expiring 10/06/21	Deutsche Bank AG	CHF	395	431,718	423,913	7,805	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CHF	95	102,802	101,954	848	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CHF	272	297,598	291,653	5,945	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CHF	72	78,258	77,372	886	—
Expiring 11/02/21	Goldman Sachs International	CHF	287	309,981	307,696	2,285	—
Expiring 12/15/21	Barclays Bank PLC	CHF	6,910	7,452,581	7,429,161	23,420	—
Expiring 12/15/21	Barclays Bank PLC	CHF	6,886	7,396,874	7,403,187	—	(6,313)
Expiring 12/15/21	Barclays Bank PLC	CHF	6,814	7,345,108	7,326,584	18,524	—
Expiring 12/15/21	Barclays Bank PLC	CHF	5,308	5,762,081	5,707,465	54,616	—
Expiring 12/15/21	Barclays Bank PLC	CHF	3,891	4,213,776	4,183,844	29,932	—
Expiring 12/15/21	Barclays Bank PLC	CHF	3,315	3,593,729	3,563,696	30,033	—
Expiring 12/15/21	Barclays Bank PLC	CHF	2,777	3,020,641	2,985,346	35,295	—
Expiring 12/15/21	Barclays Bank PLC	CHF	1,075	1,171,533	1,156,009	15,524	—
Expiring 12/15/21	Barclays Bank PLC	CHF	967	1,049,472	1,040,106	9,366	—
Expiring 12/15/21	Barclays Bank PLC	CHF	148	160,366	159,326	1,040	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	CHF	27,196	29,557,200	29,240,115	317,085	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	CHF	4,075	4,416,373	4,381,429	34,944	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	CHF	1,400	1,533,734	1,505,121	28,613	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	CHF	589	642,897	632,876	10,021	—
Expiring 12/16/21	BNP Paribas S.A.	CHF	1,505	1,629,733	1,617,888	11,845	—
Thai Baht,
Expiring 10/06/21	Citibank, N.A.	THB	8,650	266,387	255,637	10,750	—
Expiring 10/06/21	Citibank, N.A.	THB	5,450	167,839	161,066	6,773	—
Expiring 10/06/21	Citibank, N.A.	THB	2,260	67,655	66,791	864	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	THB	2,380	71,418	70,337	1,081	—
Expiring 12/15/21	HSBC Bank PLC	THB	27,511	846,783	812,755	34,028	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	9,009	278,000	266,163	11,837	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	7,454	228,000	220,198	7,802	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	6,681	203,000	197,367	5,633	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	4,655	144,000	137,516	6,484	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	4,149	124,000	122,561	1,439	—
Turkish Lira,
Expiring 10/06/21	Deutsche Bank AG	TRY	1,065	120,776	119,398	1,378	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	TRY	11,440	1,358,331	1,282,547	75,784	—
Expiring 11/04/21	Bank of America, N.A.	TRY	400	44,250	44,168	82	—
Expiring 11/04/21	Deutsche Bank AG	TRY	1,065	118,075	117,598	477	—
Expiring 11/04/21	Deutsche Bank AG	TRY	985	109,933	108,763	1,170	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	TRY	2,314	264,917	250,032	14,885	—
Expiring 12/16/21	UBS AG	TRY	22	2,444	2,341	103	—
				$1,089,244,256	$1,073,406,857	16,269,820	(432,421)
						$16,960,549	$(12,680,979)
A67

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Cross currency exchange contracts outstanding at September 30, 2021:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/19/21	Buy	CHF	135	EUR	125	$117	$—	Morgan Stanley & Co. International PLC
10/19/21	Buy	CHF	207	EUR	191	1,207	—	Citibank, N.A.
10/19/21	Buy	EUR	29	HUF	10,160	476	—	Citibank, N.A.
10/19/21	Buy	EUR	47	HUF	16,790	788	—	Citibank, N.A.
10/19/21	Buy	EUR	97	PLN	446	152	—	Morgan Stanley & Co. International PLC
10/19/21	Buy	HUF	21,575	EUR	60	—	(38)	Citibank, N.A.
						$2,740	$(38)
Credit default swap agreements outstanding at September 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teva Pharmaceutical Industries Ltd.	06/20/26	1.000%(Q)	268	3.039%	$(24,950)	$(23,398)	$1,552

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Republic of Chile	12/20/21	1.000%(Q)	105	0.217%	$217	$200	$17	Citibank, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.37.V1	12/20/26	5.000%(Q)	2,635	$(252,575)	$(248,567)	$4,008

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.37.V1	12/20/26	1.000%(Q)	4,193	0.531%	$103,773	$101,416	$(2,357)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the
A68

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at September 30, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
2,720	05/12/26	2.790%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$(4,098)	$(57,789)	$(53,691)
281	03/30/30	1.235%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	45,697	45,697
1,123	03/30/30	1.269%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	178,736	178,736
281	03/30/30	1.298%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	43,925	43,925
468	03/31/30	1.176%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	78,872	78,872
497	04/03/30	1.099%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	87,678	87,678
498	04/28/30	1.311%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	77,737	77,737
706	05/29/30	1.367%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	111,272	111,272
665	06/15/30	1.503%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	99,946	99,946
163	07/30/30	1.745%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	21,846	21,846
617	08/28/30	1.956%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	66,711	66,711
87	09/29/30	1.838%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	10,041	10,041
339	12/23/30	2.183%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	25,899	25,899
1,436	05/24/31	2.562%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(40,729)	(40,729)
200	05/26/31	2.570%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	5,432	5,432
3,049	06/30/31	2.489%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	90,658	90,658
829	06/30/31	2.494%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(24,194)	(24,194)
889	09/03/31	2.519%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	10,081	10,081
235	09/03/31	2.521%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(2,600)	(2,600)
				$(4,098)	$829,219	$833,317
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at September 30, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	512	06/21/26	0.688%(S)	6 Month BBSW(2)(S)	$(3,300)	$(7,466)	$(4,166)
AUD	690	12/15/26	0.969%(S)	6 Month BBSW(2)(S)	3,509	(2,926)	(6,435)
AUD	1,950	12/03/31	2.750%(S)	6 Month BBSW(2)(S)	196,463	158,629	(37,834)
AUD	155	12/15/31	1.719%(S)	6 Month BBSW(2)(S)	3,744	82	(3,662)
BRL	14,326	01/04/27	8.290%(T)	1 Day BROIS(2)(T)	—	(260,993)	(260,993)
BRL	3,808	01/02/29	9.440%(T)	1 Day BROIS(2)(T)	—	(56,613)	(56,613)
BRL	5,441	01/02/29	9.473%(T)	1 Day BROIS(2)(T)	—	(78,579)	(78,579)
CAD	720	12/03/23	2.450%(S)	3 Month CDOR(2)(S)	19,019	21,371	2,352
CAD	2,290	12/03/26	2.550%(S)	3 Month CDOR(2)(S)	109,137	101,468	(7,669)
CAD	647	12/15/26	1.469%(S)	3 Month CDOR(2)(S)	2,873	(3,848)	(6,721)
CAD	473	12/20/26	1.875%(S)	3 Month CDOR(2)(S)	2,512	(1,318)	(3,830)
CAD	146	12/15/31	2.000%(S)	3 Month CDOR(2)(S)	2,992	(151)	(3,143)
CAD	337	03/17/32	3.484%(S)	3 Month CDOR(1)(S)	—	2,915	2,915
CAD	290	12/03/41	2.800%(S)	3 Month CDOR(2)(S)	27,641	19,941	(7,700)
CAD	440	12/03/50	2.800%(S)	3 Month CDOR(2)(S)	49,386	35,327	(14,059)
A69

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest rate swap agreements outstanding at September 30, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CHF	325	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)	$—	$(8,591)	$(8,591)
CLP	734,000	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)	—	(52,861)	(52,861)
CLP	830,000	08/13/31	4.380%(S)	1 Day CLOIS(2)(S)	—	(83,981)	(83,981)
CNH	20,000	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(29)	1,452	1,481
CNH	21,955	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(92)	(7,265)	(7,173)
COP	5,037,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)	—	(65,602)	(65,602)
COP	2,754,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)	—	(35,868)	(35,868)
CZK	5,600	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)	—	(6,598)	(6,598)
EUR	306	12/21/25	(0.280)%(A)	6 Month EURIBOR(1)(S)	(401)	1,273	1,674
EUR	197	12/15/26	(0.219)%(A)	6 Month EURIBOR(1)(S)	(1,038)	613	1,651
EUR	91	12/15/31	0.156%(A)	6 Month EURIBOR(1)(S)	(1,717)	294	2,011
GBP	380	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(13,904)	(8,193)	5,711
GBP	269	12/20/26	0.719%(A)	1 Day SONIA(1)(A)	(1,290)	2,170	3,460
GBP	177	03/16/27	0.531%(A)	1 Day SONIA(1)(A)	(188)	3,429	3,617
GBP	2,680	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(206,506)	(96,817)	109,689
GBP	82	12/15/31	0.781%(A)	1 Day SONIA(1)(A)	(1,696)	1,681	3,377
GBP	177	12/16/31	1.063%(A)	1 Day SONIA(1)(A)	(3,308)	451	3,759
GBP	360	05/08/41	1.250%(A)	1 Day SONIA(2)(A)	56,284	22,186	(34,098)
GBP	835	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	165,897	64,890	(101,007)
HUF	352,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	(79,065)	(112,761)	(33,696)
HUF	340,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)	—	(53,411)	(53,411)
ILS	3,745	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)	—	(27,675)	(27,675)
JPY	210,000	07/08/23	(0.050)%(A)	1 Day TONAR(2)(A)	1,818	(777)	(2,595)
JPY	300,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)	7,434	(3,461)	(10,895)
JPY	40,608	03/21/27	(0.050)%(A)	1 Day TONAR(1)(A)	120	442	322
JPY	187,500	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)	1,999	(5,375)	(7,374)
JPY	190,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)	3,862	(8,563)	(12,425)
JPY	12,197	03/16/32	0.030%(A)	1 Day TONAR(1)(A)	220	452	232
JPY	157,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)	4,276	(9,085)	(13,361)
JPY	121,500	07/08/41	0.250%(A)	1 Day TONAR(2)(A)	5,256	(9,575)	(14,831)
JPY	71,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)	9,521	(6,286)	(15,807)
JPY	75,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)	10,809	(2,579)	(13,388)
KRW	1,160,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)	—	(26,003)	(26,003)
MXN	60,528	07/03/23	6.140%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(6,718)	(6,718)
MXN	60,528	07/03/23	6.140%(M)	28 Day Mexican Interbank Rate(2)(M)	197	(6,718)	(6,915)
MXN	60,528	07/05/23	6.125%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(7,855)	(7,855)
MXN	14,461	08/31/23	5.810%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(7,000)	(7,000)
MXN	17,278	06/29/26	6.680%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(11,742)	(11,742)
MXN	17,278	06/29/26	6.680%(M)	28 Day Mexican Interbank Rate(2)(M)	(577)	(11,742)	(11,165)
MXN	17,278	07/01/26	6.660%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(12,566)	(12,566)
MXN	3,823	08/27/26	6.427%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(4,852)	(4,852)
MXN	22,000	08/02/28	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)	(66)	(27,850)	(27,784)
MXN	46,350	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(237,105)	(304,479)	(67,374)
MXN	11,900	07/31/31	7.010%(M)	28 Day Mexican Interbank Rate(2)(M)	(41)	(17,020)	(16,979)
NOK	3,392	12/20/26	1.844%(A)	6 Month NIBOR(1)(S)	(3,535)	1,784	5,319
NOK	2,212	03/16/27	1.563%(A)	6 Month NIBOR(1)(S)	72	3,355	3,283
NOK	2,399	03/18/31	1.469%(A)	6 Month NIBOR(1)(S)	2,166	7,470	5,304
NOK	9,400	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)	—	(40,132)	(40,132)
NOK	1,090	12/15/31	1.469%(A)	6 Month NIBOR(1)(S)	242	5,193	4,951
NZD	742	03/16/27	1.889%(S)	3 Month BBR(2)(Q)	(200)	(3,242)	(3,042)
NZD	2,800	03/22/31	1.920%(S)	3 Month BBR(2)(Q)	10,284	(48,402)	(58,686)
NZD	1,615	08/10/31	1.876%(S)	3 Month BBR(2)(Q)	—	(34,377)	(34,377)
NZD	174	03/16/32	2.136%(S)	3 Month BBR(2)(Q)	(99)	(2,299)	(2,200)
PLN	6,400	03/16/31	1.760%(A)	6 Month WIBOR(2)(S)	(12,309)	(45,815)	(33,506)
PLN	3,440	08/02/31	1.650%(A)	6 Month WIBOR(2)(S)	(5,934)	(42,256)	(36,322)
PLN	4,285	08/10/31	1.665%(A)	6 Month WIBOR(2)(S)	—	(51,709)	(51,709)
SEK	2,085	12/15/26	0.438%(A)	3 Month STIBOR(1)(Q)	(1,717)	1,394	3,111
A70

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest rate swap agreements outstanding at September 30, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SEK	3,221	03/22/27	0.688%(A)	3 Month STIBOR(2)(Q)	$(643)	$(2,158)	$(1,515)
SEK	10,000	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)	—	(38,416)	(38,416)
SGD	250	07/29/31	1.120%(S)	6 Month SIBOR(2)(S)	(1,055)	(10,313)	(9,258)
THB	8,750	08/17/31	1.320%(S)	6 Month BIBOR(2)(S)	—	(7,289)	(7,289)
	24,431	06/04/24	0.820%(S)	3 Month LIBOR(2)(Q)	—	(54,362)	(54,362)
	27,470	06/21/25	1.515%(S)	3 Month LIBOR(2)(Q)	3,138	(5,293)	(8,431)
	376	06/21/26	0.906%(S)	3 Month LIBOR(1)(Q)	(2,378)	(6,042)	(3,664)
	512	03/16/27	1.031%(S)	3 Month LIBOR(2)(Q)	(387)	(5,053)	(4,666)
	63,243	05/15/27	0.450%(S)	3 Month LIBOR(1)(Q)	(58,836)	2,392,945	2,451,781
	9,616	05/15/27	0.710%(A)	1 Day SOFR(1)(A)	21,745	98,099	76,354
	1,997	02/15/28	1.350%(S)	3 Month LIBOR(1)(Q)	(13,807)	(14,330)	(523)
	11,940	06/24/30	0.689%(S)	3 Month LIBOR(1)(Q)	—	752,897	752,897
	12,170	07/08/30	0.680%(S)	3 Month LIBOR(1)(Q)	—	789,074	789,074
	256	12/16/31	1.750%(S)	3 Month LIBOR(1)(Q)	(285)	3,691	3,976
	117	03/16/32	1.406%(S)	3 Month LIBOR(2)(Q)	(397)	(2,576)	(2,179)
	2,120	07/20/45	0.560%(A)	1 Day SOFR(1)(A)	13,591	430,006	416,415
	700	08/19/45	0.740%(A)	1 Day SOFR(1)(A)	—	116,912	116,912
	6,642	11/15/45	0.800%(S)	3 Month LIBOR(1)(Q)	160,849	1,375,051	1,214,202
	1,594	02/15/47	1.000%(S)	3 Month LIBOR(1)(Q)	19,318	280,177	260,859
	5,405	02/15/47	1.200%(S)	3 Month LIBOR(1)(Q)	29,772	719,967	690,195
	2,715	02/15/47	1.225%(S)	3 Month LIBOR(1)(Q)	2,387	347,203	344,816
	3,496	02/15/47	1.520%(A)	1 Day SOFR(1)(A)	(31,901)	34,939	66,840
	698	02/15/47	1.600%(S)	3 Month LIBOR(1)(Q)	4,110	33,555	29,445
	4,486	02/15/47	1.630%(S)	3 Month LIBOR(1)(Q)	36,177	195,282	159,105
	725	02/15/47	1.729%(A)	1 Day SOFR(1)(A)	—	(28,225)	(28,225)
	1,683	02/15/47	2.000%(S)	3 Month LIBOR(1)(Q)	24,551	(62,370)	(86,921)
	483	03/17/50	0.900%(S)	3 Month LIBOR(1)(Q)	8,194	105,022	96,828
	338	10/07/50	1.200%(S)	3 Month LIBOR(1)(Q)	2,657	49,041	46,384
	3,228	07/09/51	1.671%(S)	3 Month LIBOR(1)(Q)	—	118,905	118,905
ZAR	10,300	08/03/30	7.030%(Q)	3 Month JIBAR(2)(Q)	1,648	(9,717)	(11,365)
ZAR	73,700	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	142,623	76,041	(66,582)
ZAR	29,500	08/06/31	7.185%(Q)	3 Month JIBAR(2)(Q)	(951)	(37,066)	(36,115)
					$483,736	$6,363,864	$5,880,128

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	33,260	01/02/24	7.207%(T)	1 Day BROIS(2)(T)	$(244,725)	$—	$(244,725)	Bank of America, N.A.
BRL	22,804	01/02/24	7.400%(T)	1 Day BROIS(2)(T)	(152,786)	—	(152,786)	Goldman Sachs Bank USA
BRL	48,153	01/02/24	9.433%(T)	1 Day BROIS(2)(T)	(52,409)	—	(52,409)	Bank of America, N.A.
CNH	1,263	12/15/26	2.540%(Q)	7 Day China Fixing Repo Rates(2)(Q)	273	—	273	JPMorgan Chase Bank, N.A.
CNH	73,871	12/15/26	2.605%(Q)	7 Day China Fixing Repo Rates(2)(Q)	50,408	—	50,408	Citibank, N.A.
KRW	1,531,497	12/15/26	1.725%(Q)	3 Month KWCDC(2)(Q)	(8,787)	—	(8,787)	Goldman Sachs International
KRW	793,771	12/15/31	1.764%(Q)	3 Month KWCDC(2)(Q)	(11,991)	—	(11,991)	JPMorgan Chase Bank, N.A.
MYR	1,800	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)	(2,251)	(30)	(2,221)	HSBC BANK USA, N.A.
A71

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest rate swap agreements outstanding at September 30, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
RUB	292,159	09/21/26	7.555%(A)	3 Month MosPRIME(2)(Q)	$(8,066)	$—	$(8,066)	Goldman Sachs Bank USA
					$(430,334)	$(30)	$(430,304)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2021:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Barclays Bitcoin Plays Index(Q)	3 Month LIBOR + 2.25bps(Q)	Barclays Bank PLC	5/19/22	(276)	$15,976	$—	$15,976
Barclays Bitcoin Plays Index(Q)	3 Month LIBOR + 2.25bps(Q)	Barclays Bank PLC	5/19/22	(132)	23,908	—	23,908
Barclays Bitcoin Plays Index(Q)	3 Month LIBOR + 2.25bps(Q)	Barclays Bank PLC	5/19/22	(79)	4,715	—	4,715
Barclays Electric Vehicles Basket Index(Q)	3 Month LIBOR + 25bps(Q)	Barclays Bank PLC	6/09/22	(1,025)	25,365	—	25,365
Barclays Electric Vehicles Basket Index(Q)	3 Month LIBOR + 25bps(Q)	Barclays Bank PLC	6/09/22	(602)	14,899	—	14,899
Barclays Electric Vehicles Basket Index(Q)	3 Month LIBOR + 25bps(Q)	Barclays Bank PLC	6/09/22	(126)	3,115	—	3,115
Bloomberg Commodity Total Return Index(M)	US Treasury Bill - 3 Month Auction Avg Discount + 11bps–	Merrill Lynch International	3/31/22	122,581	(107,769)	—	(107,769)
BNP U.S. Banks Basket Index(Q)	3 Month LIBOR + 40bps(Q)	BNP Paribas S.A.	9/14/22	7,208	336,459	—	336,459
BNP U.S. E-commerce Index(Q)	3 Month LIBOR + 30bps(Q)	BNP Paribas S.A.	9/01/22	(943)	59,689	—	59,689
BNP U.S. E-commerce Index(Q)	3 Month LIBOR + 30bps(Q)	BNP Paribas S.A.	9/01/22	(922)	90,715	—	90,715
FTSE EPRA/NAREIT Developed ex US Index(Q)	3 Month LIBOR +20bps(Q)	Credit Suisse Securities (Europe) Ltd.	4/20/22	21,406	(832,058)	—	(832,058)
JPMorgan Cyclicals Index(Q)	3 Month LIBOR + 34bps(Q)	JPMorgan Chase Bank, N.A.	7/19/22	(4,273)	(60,617)	—	(60,617)
JPMorgan Cyclicals Index(Q)	3 Month LIBOR + 34bps(Q)	JPMorgan Chase Bank, N.A.	7/19/22	(366)	14,547	—	14,547
JPMorgan S&P 1500 Anti-Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	9/12/22	(2,837)	42,153	—	42,153
JPMorgan S&P 1500 Anti-Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	9/12/22	(2,801)	55,341	—	55,341
JPMorgan S&P 1500 Anti-Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	9/12/22	(2,786)	48,974	—	48,974
JPMorgan S&P 1500 Anti-Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	9/12/22	(2,768)	49,846	—	49,846
JPMorgan S&P 1500 Anti-Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	9/12/22	(1,243)	33,082	—	33,082
JPMorgan S&P 1500 Low Volatility Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	9/12/22	(944)	22,631	—	22,631
JPMorgan S&P 1500 Low Volatility Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	9/12/22	(938)	27,245	—	27,245
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AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Total return swap agreements outstanding at September 30, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
JPMorgan S&P 1500 Low Volatility Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	9/12/22	(931)	$22,396	$—	$22,396
JPMorgan S&P 1500 Low Volatility Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	9/12/22	(919)	20,252	—	20,252
JPMorgan S&P 1500 Low Volatility Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	9/12/22	(415)	12,549	—	12,549
JPMorgan S&P 1500 Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	9/12/22	1,656	(1,937)	—	(1,937)
JPMorgan S&P 1500 Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	9/12/22	3,581	(14,419)	—	(14,419)
JPMorgan S&P 1500 Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	9/12/22	3,684	9,861	—	9,861
JPMorgan S&P 1500 Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	9/12/22	3,771	(11,975)	—	(11,975)
JPMorgan S&P 1500 Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	9/12/22	3,822	(5,317)	—	(5,317)
JPMorgan S&P 500 Anti-Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	9/12/22	(5,510)	240,462	—	240,462
JPMorgan S&P 500 Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	9/12/22	5,525	(114,185)	—	(114,185)
JPMorgan U.S. Defensive Index(Q)	3 Month LIBOR + 34bps(Q)	JPMorgan Chase Bank, N.A.	7/19/22	379	(19,767)	—	(19,767)
JPMorgan U.S. Defensive Index(Q)	3 Month LIBOR + 34bps(Q)	JPMorgan Chase Bank, N.A.	7/19/22	4,302	(31,144)	—	(31,144)
MSCI Emerging Markets ex China Index(Q)	3 Month LIBOR + 52bps(Q)	BNP Paribas S.A.	1/11/22	345	(2,942)	—	(2,942)
MSCI Emerging Markets ex China Index(Q)	3 Month LIBOR + 52bps(Q)	BNP Paribas S.A.	1/11/22	738	(6,248)	—	(6,248)
					$(34,198)	$—	$(34,198)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A73